FIDELITY
BALANCED
FUND
ANNUAL REPORT
JULY 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGERS' REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    29  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   33  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   38  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           39


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998     PAST 1  PAST 5   PAST 10
                                YEAR    YEARS    YEARS

FIDELITY BALANCED               14.54%  68.60%   228.20%

S&P 500 (REGISTERED TRADEMARK)  19.29%  180.53%  445.15%

LB AGGREGATE BOND               7.87%   38.97%   139.96%

BALANCED FUNDS AVERAGE          9.75%   89.19%   232.69%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 379 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998     PAST 1  PAST 5  PAST 10
                                YEAR    YEARS   YEARS

FIDELITY BALANCED               14.54%  11.01%  12.62%

S&P 500 (REGISTERED TRADEMARK)  19.29%  22.91%  18.48%

LB AGGREGATE BOND               7.87%   6.80%   9.15%

BALANCED FUNDS AVERAGE          9.75%   13.54%  12.71%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             Balanced                    S&P 500
LB Aggregate Bond           FID Balanced Composite
             00304                       SP001
LB001                       F0021
  1988/07/31      10000.00                    10000.00
   10000.00                    10000.00
  1988/08/31       9952.61                     9660.00
   10026.00                     9806.40
  1988/09/30      10190.52                    10071.52
   10253.59                    10146.09
  1988/10/31      10344.34                    10351.50
   10446.36                    10391.63
  1988/11/30      10248.20                    10203.48
   10318.91                    10251.76
  1988/12/31      10365.89                    10382.04
   10330.26                    10363.91
  1989/01/31      10719.61                    11142.00
   10479.02                    10878.79
  1989/02/28      10641.01                    10864.57
   10403.57                    10684.93
  1989/03/31      10759.05                    11117.71
   10448.31                    10852.68
  1989/04/30      11107.72                    11694.72
   10666.67                    11281.37
  1989/05/31      11356.78                    12168.36
   10947.21                    11674.18
  1989/06/30      11526.39                    12099.00
   11280.00                    11776.22
  1989/07/31      11980.59                    13191.54
   11520.27                    12514.58
  1989/08/31      12051.24                    13450.09
   11349.77                    12587.67
  1989/09/30      12060.69                    13394.95
   11407.65                    12582.38
  1989/10/31      12101.58                    13084.18
   11688.28                    12531.05
  1989/11/30      12285.55                    13351.10
   11799.32                    12732.04
  1989/12/31      12408.90                    13671.53
   11831.18                    12929.14
  1990/01/31      11950.52                    12754.17
   11690.39                    12347.07
  1990/02/28      12037.83                    12918.70
   11727.79                    12458.44
  1990/03/31      12136.05                    13261.04
   11736.00                    12660.01
  1990/04/30      11970.11                    12929.52
   11628.03                    12423.53
  1990/05/31      12368.38                    14190.14
   11972.22                    13297.40
  1990/06/30      12423.39                    14093.65
   12164.98                    13328.78
  1990/07/31      12457.03                    14048.55
   12332.85                    13376.76
  1990/08/31      11930.04                    12778.56
   12167.59                    12579.51
  1990/09/30      11735.14                    12156.25
   12268.58                    12253.70
  1990/10/31      11678.29                    12103.97
   12424.39                    12284.33
  1990/11/30      12087.65                    12885.89
   12691.52                    12866.12
  1990/12/31      12351.18                    13245.41
   12889.51                    13161.78
  1991/01/31      12862.42                    13822.91
   13049.34                    13571.38
  1991/02/28      13443.38                    14811.25
   13160.26                    14199.73
  1991/03/31      13700.51                    15169.68
   13251.06                    14445.10
  1991/04/30      13924.14                    15206.08
   13394.17                    14528.31
  1991/05/31      14371.41                    15862.99
   13471.86                    14938.58
  1991/06/30      14110.11                    15136.46
   13465.12                    14525.08
  1991/07/31      14479.55                    15841.82
   13652.29                    15011.97
  1991/08/31      14813.23                    16217.27
   13947.18                    15355.14
  1991/09/30      14939.31                    15946.44
   14230.31                    15325.96
  1991/10/31      15273.49                    16160.13
   14388.26                    15517.23
  1991/11/30      15001.19                    15508.87
   14520.63                    15199.13
  1991/12/31      15659.01                    17283.09
   14951.90                    16422.96
  1992/01/31      15659.01                    16961.62
   14748.55                    16150.34
  1992/02/29      15887.24                    17182.12
   14844.42                    16318.31
  1992/03/31      15785.96                    16847.07
   14761.29                    16090.83
  1992/04/30      15978.47                    17342.38
   14867.57                    16421.01
  1992/05/31      16273.65                    17427.35
   15148.57                    16593.43
  1992/06/30      16222.63                    17167.69
   15357.62                    16536.68
  1992/07/31      16612.28                    17869.85
   15670.91                    17077.43
  1992/08/31      16703.20                    17503.51
   15829.19                    16936.37
  1992/09/30      16818.76                    17710.06
   16017.55                    17136.90
  1992/10/31      16738.16                    17772.04
   15804.52                    17081.72
  1992/11/30      16778.46                    18378.07
   15807.68                    17432.58
  1992/12/31      16903.20                    18604.12
   16059.02                    17672.10
  1993/01/31      17274.55                    18760.39
   16367.36                    17896.89
  1993/02/28      17742.17                    19015.53
   16653.79                    18168.21
  1993/03/31      18307.97                    19416.76
   16723.73                    18428.74
  1993/04/30      18892.27                    18946.88
   16840.80                    18212.75
  1993/05/31      19198.33                    19454.65
   16862.69                    18515.09
  1993/06/30      19213.47                    19511.07
   17167.91                    18681.35
  1993/07/31      19466.65                    19433.03
   17265.76                    18679.11
  1993/08/31      20099.60                    20169.54
   17567.91                    19234.63
  1993/09/30      19906.04                    20014.23
   17615.35                    19166.54
  1993/10/31      20068.12                    20428.53
   17680.52                    19432.95
  1993/11/30      19714.50                    20234.46
   17530.24                    19256.11
  1993/12/31      20161.69                    20479.29
   17624.90                    19437.50
  1994/01/31      20703.76                    21175.59
   17862.84                    19938.99
  1994/02/28      20342.38                    20601.73
   17552.03                    19476.01
  1994/03/31      19507.46                    19703.49
   17118.49                    18774.09
  1994/04/30      19340.21                    19955.70
   16981.54                    18858.20
  1994/05/31      19370.62                    20282.97
   16979.84                    19043.01
  1994/06/30      19170.80                    19786.04
   16942.49                    18746.32
  1994/07/31      19538.30                    20435.02
   17279.64                    19264.47
  1994/08/31      19722.04                    21272.86
   17300.38                    19747.62
  1994/09/30      19583.37                    20751.67
   17046.06                    19341.22
  1994/10/31      19352.07                    21218.59
   17030.72                    19595.36
  1994/11/30      19074.51                    20445.80
   16993.26                    19149.92
  1994/12/31      19090.27                    20749.02
   17110.51                    19373.17
  1995/01/31      19090.27                    21287.04
   17449.30                    19828.01
  1995/02/28      19509.67                    22116.59
   17864.59                    20480.39
  1995/03/31      19837.80                    22769.25
   17973.56                    20892.99
  1995/04/30      20041.66                    23439.81
   18225.19                    21379.17
  1995/05/31      20418.03                    24376.70
   18930.51                    22222.83
  1995/06/30      20640.88                    24942.97
   19068.70                    22597.47
  1995/07/31      20942.33                    25770.08
   19026.75                    23027.18
  1995/08/31      20989.92                    25834.76
   19256.97                    23173.31
  1995/09/30      21179.41                    26924.99
   19443.77                    23849.97
  1995/10/31      20986.87                    26828.87
   19696.54                    23922.90
  1995/11/30      21580.53                    28006.65
   19991.98                    24696.57
  1995/12/31      21935.32                    28546.06
   20271.87                    25120.27
  1996/01/31      22130.01                    29517.77
   20405.67                    25699.64
  1996/02/29      21724.40                    29791.40
   20050.61                    25663.71
  1996/03/31      21549.32                    30078.29
   19910.25                    25740.14
  1996/04/30      21614.96                    30521.64
   19798.76                    25910.13
  1996/05/31      21762.67                    31308.80
   19759.16                    26290.33
  1996/06/30      21927.92                    31428.08
   20023.93                    26491.35
  1996/07/31      21413.34                    30039.59
   20078.00                    25817.72
  1996/08/31      21662.33                    30673.13
   20043.86                    26126.87
  1996/09/30      22366.62                    32399.41
   20392.63                    27190.96
  1996/10/31      23088.67                    33292.98
   20845.34                    27882.37
  1996/11/30      24213.72                    35809.60
   21201.80                    29337.67
  1996/12/31      23983.72                    35100.21
   21004.62                    28879.82
  1997/01/31      24665.07                    37293.27
   21069.74                    29998.28
  1997/02/28      24920.58                    37585.65
   21122.41                    30169.39
  1997/03/31      24279.74                    36041.26
   20887.95                    29291.64
  1997/04/30      24882.00                    38192.92
   21201.27                    30516.62
  1997/05/31      26120.94                    40518.11
   21402.68                    31747.29
  1997/06/30      27021.32                    42333.32
   21657.37                    32751.78
  1997/07/31      28654.76                    45701.78
   22242.12                    34669.13
  1997/08/31      27803.29                    43141.57
   22053.07                    33385.96
  1997/09/30      29133.34                    45504.43
   22379.45                    34680.73
  1997/10/31      28544.42                    43984.58
   22703.95                    34186.88
  1997/11/30      29059.73                    46020.63
   22808.39                    35199.29
  1997/12/31      29607.23                    46810.80
   23038.76                    35704.12
  1998/01/31      29936.85                    47328.53
   23333.65                    36123.85
  1998/02/28      31138.98                    50741.86
   23314.99                    37675.45
  1998/03/31      32271.51                    53340.35
   23394.26                    38884.30
  1998/04/30      32486.65                    53876.96
   23515.91                    39199.88
  1998/05/31      32408.42                    52950.81
   23739.31                    38944.54
  1998/06/30      33017.28                    55101.68
   23941.09                    40026.10
  1998/07/31      32820.28                    54514.84
   23996.00                    39803.96
IMATRL PRASUN   SHR__CHT 19980731 19980819 155955 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $32,820 - a 228.20% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $54,515 - a 445.15% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,996 - a 139.96% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


MARKET RECAP
While the Standard & Poor's 500
Index - a measure of the U.S.
stock market - returned 19.29%
for the 12-month period that
ended July 31, 1998, the bull
market came to an abrupt halt for
thousands of stocks as the period
drew to a close. The average
stock on the New York Stock
Exchange was down 24% from its
52-week high, and the Russell
2000 Index - a measure of small
company stock performance -
returned just 2.31% during the
past year. At the end of the period,
the Dow Jones Industrial Average
was down over 454 points, or
4.8%, since hitting a record of
9337.97 on July 17, 1998.
Investors worldwide flocked to the
perceived safe haven of U.S.
bonds, amid a sharp sell-off in
Russian bonds, weakness in
Asian markets and concerns
about corporate profits. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable bond market - returned
7.87% during the 12-month period
that ended July 31, 1998. In the
fourth quarter of 1997 and the first
half of 1998, global market
volatility and low interest rates
were the main stories behind bond
performance. As investors moved
assets from stocks and riskier
bonds to highly rated corporate
bonds and U.S. Treasuries, bond
yields - which move in the
opposite direction of bond prices
- fell to their lowest levels in
decades.
An interview with Stephen DuFour (right photo), Lead Portfolio Manager of Fidelity Balanced Fund, as well as Kevin Grant, Co-Manager for fixed-income investments
Q. STEVE, HOW DID THE FUND PERFORM?
S.D. Since the fund is made up of stocks and bonds, its performance typically falls between that of its two benchmark indexes, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That's what happened during the year. For the 12 months that ended July 31, 1998, the fund returned 14.54%, while the S&P 500 returned 19.29% and the Lehman Brothers Aggregate Bond Index returned 7.87%. Compared to its competitors, the fund did very well. Its 14.54% 12-month return beat the 9.75% return of the balanced funds average tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN ITS PEERS?
S.D. The key factors were stock selection and its sector weightings relative to the other funds. For the period, the fund benefited from strong stock selection in both the technology and the media and leisure sectors, as well as from having a higher concentration than its competitors both in media and leisure and in finance stocks. Having less invested in basic industries such as chemicals, paper and steel also helped, as these industries were hurt by falling commodity prices.
Q. CAN YOU TALK ABOUT SOME OF THE FUND'S LARGEST EQUITY SECTOR
INVESTMENTS?
S.D. While the finance sector was a good performer, I recently reduced that equity stake due to the sector's deteriorating fundamentals, or business prospects. With media and leisure, I sought to take advantage of one of the few sectors that appeared to demonstrate some ability to use price increases to improve revenues. In addition, cable companies, one of my main focuses in the sector, have the potential to benefit from increasing revenue resulting from selling diverse services - including entertainment, Internet access and telephone service - over systems they've already installed. Further, low interest rates have helped these companies because they tend to carry a lot of debt. In technology, the individual companies I've chosen follow two main themes. First, I targeted companies that provide outsourcing for computer services that have become too complex for firms to handle in-house. Second, I've looked toward personal computer manufacturers and parts suppliers because an inventory correction in that industry earlier this year appeared to be ending.
Q. WHICH STOCKS PERFORMED WELL? WHICH DISAPPOINTED?
S.D. Unisys, the fund's largest equity holding, benefited from bringing in a new CEO, who helped improve the company's profit margins dramatically. Time Warner, another top holding, started to profit from the acquisitions it has been making over the past 10 years, among other factors. On the down side, MCN Energy Group was hurt by falling oil prices and negative sentiment about its investments in India. Also, Wisconsin Central saw its railroad interests in New Zealand impaired by the turmoil in Asia, and suffered from a revenue slowdown in its U.S operations. I've sold off that stock.
Q. TURNING TO YOU, KEVIN, WHAT DEVELOPMENTS MERIT MENTION FOR THE BOND PORTION OF THE FUND?
K.G. The mortgage-backed sector deserves mention. At the beginning of 1998, the fund was underweighted in mortgage-backed issues relative to the Lehman Brothers index because I felt that prices were high given the level of risk involved. This proved to be an accurate analysis, as mortgage-backed securities underperformed both Treasuries and corporates in January 1998. When mortgage-backed issues became cheaper on a relative basis, I changed my strategy, overweighting them relative to the index. The fund was rewarded for this shift in February and March, when the mortgage-backed sector finally shook off its lethargy and performed well. Looking at corporate bonds, industries with little or no business in Asia performed well, such as cable companies and retailers that have imported ever-cheaper goods from that region. Relative to the index, I've overweighted short-term corporates from these industries.
Q. STEVE, WHAT'S YOUR OUTLOOK?
S.D. I believe it's going to be a volatile period until the end of the year. Corporate earnings have not been stellar, hurt by a number of weak economies around the world. However, investors still seem to want to invest in the market, as evidenced by strong buying at market dips. I believe that once the anniversary of the Asian crisis passes, those countries recover and we see more global stability, the U.S. should prove to be a strong market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
STEVE DUFOUR ON MANAGING IN
A VOLATILE MARKET:
"IN THE VOLATILE MARKET OF THE PAST
SEVERAL MONTHS, I'VE BEEN
DOUBLE-CHECKING THE UNDERLYING
THESIS FOR WHY I OWN A PARTICULAR
STOCK, MAKING SURE THAT I
UNDERSTAND WHERE THE RISKS ARE FOR
EACH INDIVIDUAL COMPANY.
SPECIFICALLY, I'VE BEEN KEEPING A
CLOSE EYE ON HOW ASIA, CURRENCIES,
INTEREST RATES AND COMMODITY
PRICES MIGHT AFFECT A PARTICULAR
COMPANY'S BUSINESS. IN THIS
ENVIRONMENT, THE MARKET HAS BEEN
SEVERELY PUNISHING ANY STOCK THAT
HAS SHOWN THE SLIGHTEST CRACKS IN
ITS EARNINGS STORY. NEVERTHELESS, I
DON'T WANT TO GET SO DEFENSIVE THAT I
GIVE UP THE REWARDS OF INVESTING IN
WHAT MAY PROVE TO BE SUCCESSFUL
STOCKS. AT THE SAME TIME, I'M
WORKING HARD TO MAKE SURE THAT I
OWN THE STOCKS THAT PROVIDE THE BEST
EARNINGS PROSPECTS.
"THE OUTGROWTH OF THIS PROCESS IS
THAT I'VE CONTINUED TO REDUCE THE
NUMBER OF STOCKS IN THE FUND. I'LL
PROBABLY KEEP DOING SO UNTIL I SEE
SIGNIFICANT SIGNS OF CHANGE IN THE
MARKET. RIGHT NOW, INVESTORS ARE
NOT BEING REWARDED FOR RISK, SO I'M
BEING CAREFUL NOT TO TAKE ON
INVESTMENTS THAT I PERCEIVE COME
WITH SIGNIFICANT RISK."
FUND FACTS
GOAL: SEEKS HIGH INCOME WITH
PRESERVATION OF CAPITAL BY
INVESTING IN A BROADLY
DIVERSIFIED PORTFOLIO OF
HIGH-YIELDING EQUITY AND DEBT
SECURITIES
FUND NUMBER: 304
TRADING SYMBOL: FBALX
START DATE: NOVEMBER 6, 1986
SIZE: AS OF JULY 31, 1998,
MORE THAN $4.9 BILLION
MANAGER: STEPHEN DUFOUR,
SINCE 1997; MANAGER, FIDELITY
CONVERTIBLE SECURITIES FUND,
JANUARY 1997-JULY 1997;
VARIOUS FIDELITY SELECT
PORTFOLIOS, 1993-1997;
JOINED FIDELITY IN 1992;
KEVIN GRANT, SINCE 1997;
JOINED FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JULY 31, 1998
                   % OF FUND'S   % OF FUND'S INVESTMENTS
                   INVESTMENTS   IN THESE STOCKS
                                 6 MONTHS AGO

UNISYS CORP.       2.8           1.8

BANC ONE CORP.     2.6           2.4

TIME WARNER, INC.  2.2           1.0

FANNIE MAE         2.1           2.3

WORLDCOM, INC.     2.0           1.4


TOP FIVE BOND ISSUERS AS OF JULY 31, 1998
(WITH MATURITIES GREATER THAN ONE YEAR)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE BOND ISSUERS
                                                       6 MONTHS AGO

FANNIE MAE                               11.6          10.8

U.S. TREASURY                            6.4           4.1

GINNIE MAE                               2.8           3.2

WORLDCOM, INC.                           0.6           0.6

FORD MOTOR CREDIT CO.                    0.6           0.6


TOP FIVE MARKET SECTORS AS OF JULY 31, 1998
                 % OF FUND'S   % OF FUND'S INVESTMENTS
                 INVESTMENTS   IN THESE MARKET SECTORS
                               6 MONTHS AGO

FINANCE          24.8          25.7

UTILITIES        9.9           11.0

TECHNOLOGY       6.8           4.8

MEDIA & LEISURE  6.3           3.6

ENERGY           5.6           6.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **
ROW: 1, COL: 1, VALUE: 53.4
ROW: 1, COL: 2, VALUE: 39.8
ROW: 1, COL: 3, VALUE: 1.9
ROW: 1, COL: 4, VALUE: 4.9
STOCKS 53.6%
BONDS 36.4%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 8.9%
FOREIGN
INVESTMENTS 3.8%
STOCKS 54.4%
BONDS 39.8%
CONVERTIBLE
SECURITIES 0.9%
SHORT-TERM
INVESTMENTS 4.9%
FOREIGN
INVESTMENTS 4.0%
ROW: 1, COL: 1, VALUE: 52.6
ROW: 1, COL: 2, VALUE: 36.4
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 8.9
*
**
INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 54.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.0%
Textron, Inc.   676,100 $ 49,947
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.6%
du Pont (E.I.) de Nemours & Co.   209,100  12,964
Great Lakes Chemical Corp.   282,100  11,125
Hanna (M.A.) Co.   441,700  6,543
  30,632
METALS & MINING - 0.3%
Aluminum Co. of America  199,300  13,814
TOTAL BASIC INDUSTRIES   44,446
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 1.0%
Owens Corning  1,189,000  49,046
ENGINEERING - 0.3%
IMS Health, Inc.   207,100  13,009
Nielsen Media Research, Inc.   100  0
  13,009
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust   187,200  4,657
Equity Residential Properties Trust (SBI)  152,200  6,392
Public Storage, Inc.   216,000  5,724
  16,773
TOTAL CONSTRUCTION & REAL ESTATE   78,828
DURABLES - 2.2%
AUTOS, TIRES, & ACCESSORIES - 2.0%
Danaher Corp.   47,400  1,935
Federal-Mogul Corp.   163,700  9,843
Ford Motor Co.   809,400  46,085
Navistar International Corp. (a)  1,564,300  41,747
  99,610
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.2%
NIKE, Inc. Class B  268,500 $ 11,948
TOTAL DURABLES   111,558
ENERGY - 5.4%
OIL & GAS - 5.4%
Amoco Corp.   1,838,500  76,757
Burlington Resources, Inc.   347,600  12,601
Coastal Corp. (The)  302,260  9,899
ENI SpA sponsored ADR  142,300  9,196
Elf Aquitaine SA sponsored ADR  106,600  6,916
Exxon Corp.   142,300  9,979
Phillips Petroleum Co.   1,216,000  53,732
Texaco, Inc.   331,062  20,133
Tosco Corp.   796,900  22,313
Total SA:
 Class B  332,867  38,056
 sponsored ADR  216,900  12,404
  271,986
FINANCE - 17.2%
BANKS - 8.2%
Banc One Corp.   2,483,870  128,385
Bank of New York Co., Inc.   1,240,700  79,405
Chase Manhattan Corp.   784,900  59,358
Citicorp   328,600  55,862
Mellon Bank Corp.   119,100  8,024
National City Corp.   214,300  14,331
NationsBank Corp.   218,727  17,444
Norwest Corp.   174,000  6,253
Providian Financial Corp.   168,400  13,230
U.S. Bancorp   552,800  25,429
  407,721
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   481,000 $ 53,090
Associates First Capital Corp. Class A  102,594  7,970
Fleet Financial Group, Inc.   181,100  15,563
Household International, Inc.   193,900  9,647
  86,270
FEDERAL SPONSORED CREDIT - 2.7%
Freddie Mac  441,600  20,866
Fannie Mae  1,712,800  106,193
SLM Holding Corp.   188,600  8,723
  135,782
INSURANCE - 2.3%
Allmerica Financial Corp.   229,300  15,334
Allstate Corp.   468,542  19,884
American International Group, Inc.   318,700  48,064
Hartford Financial Services Group, Inc.   348,300  18,133
MBIA, Inc.   82,198  5,538
Torchmark Corp.   106,500  4,666
UNUM Corp.   91,000  4,795
  116,414
SAVINGS & LOANS - 0.5%
Dime Bancorp., Inc.   99,000  2,945
Washington Mutual, Inc.   542,170  21,653
  24,598
SECURITIES INDUSTRY - 1.8%
Lehman Brothers Holdings, Inc.   284,100  20,455
Morgan Stanley, Dean Witter, Discover and Co.   293,800  25,579
Travelers Group, Inc. (The)  631,500  42,311
  88,345
TOTAL FINANCE   859,130
HEALTH - 3.3%
DRUGS & PHARMACEUTICALS - 2.3%
American Home Products Corp.   127,900  6,587
Amgen, Inc. (a)  71,100  5,221
Biomatrix, Inc. (a)  257,400  14,077
Lilly (Eli) & Co.   311,800  20,968
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   166,000 $ 20,470
Pharmacia & Upjohn, Inc.   169,900  8,049
Schering-Plough Corp.   121,600  11,765
Warner-Lambert Co.   379,300  28,661
  115,798
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Johnson & Johnson  94,900  7,331
McKesson Corp.   165,800  13,368
  20,699
MEDICAL FACILITIES MANAGEMENT - 0.6%
Humana, Inc. (a)  213,300  5,799
United HealthCare Corp.   382,800  21,628
  27,427
TOTAL HEALTH   163,924
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
ELECTRICAL EQUIPMENT - 0.4%
General Electric Co.   217,700  19,443
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tyco International Ltd.   143,910  8,914
POLLUTION CONTROL - 0.2%
Waste Management, Inc.   219,200  12,083
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   40,440
MEDIA & LEISURE - 4.3%
BROADCASTING - 3.5%
MediaOne Group, Inc. (a)  1,131,400  54,661
Metromedia Fiber Network, Inc. Class A  5,600  314
Scripps E.W. Co. Class A  109,400  5,757
Time Warner, Inc.   1,233,100  111,056
  171,788
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.4%
Cinar Films, Inc. Class B (sub-vtg.) (a)  301,600 $ 6,623
News Corp. Ltd. ADR  510,300  14,863
  21,486
PUBLISHING - 0.4%
Meredith Corp.   289,100  12,088
Washington Post Co. Class B  13,000  7,078
  19,166
TOTAL MEDIA & LEISURE   212,440
NONDURABLES - 0.7%
FOODS - 0.6%
Heinz (H.J.) Co.   265,200  14,619
Quaker Oats Co.   263,100  13,911
  28,530
HOUSEHOLD PRODUCTS - 0.1%
Rubbermaid, Inc.   161,700  5,387
TOTAL NONDURABLES   33,917
RETAIL & WHOLESALE - 1.7%
DRUG STORES - 0.2%
Rite Aid Corp.   300,000  11,850
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp.   9,200  440
Federated Department Stores, Inc. (a)  428,200  22,668
Penney (J.C.) Co., Inc.   704,300  41,334
Sears, Roebuck & Co.   149,500  7,587
  72,029
TOTAL RETAIL & WHOLESALE   83,879
SERVICES - 0.8%
ADVERTISING - 0.5%
Interpublic Group of Companies, Inc.   147,700  8,899
Omnicom Group, Inc.   336,000  17,640
  26,539
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.1%
United Rentals, Inc.   92,500 $ 3,139
SERVICES - 0.2%
Dunn & Bradstreet Corp.   205,000  5,625
Service Corp. International  156,100  5,912
  11,537
TOTAL SERVICES   41,215
TECHNOLOGY - 6.3%
COMPUTER SERVICES & SOFTWARE - 0.4%
CBT Group PLC sponsored ADR (a)  44,000  2,552
DST Systems, Inc. (a)  113,600  7,129
HBO & Co.   189,800  5,593
Microsoft Corp. (a)  47,400  5,211
  20,485
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Apple Computer, Inc. (a)  194,400  6,731
Compaq Computer Corp.   915,900  30,110
Unisys Corp. (a)  5,059,300  139,447
  176,288
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc. (a)  118,500  3,970
Varian Associates, Inc.   21,600  750
  4,720
ELECTRONICS - 1.8%
Intel Corp.   474,000  40,024
Micron Technology, Inc. (a)  496,300  16,564
Motorola, Inc.   588,100  30,728
  87,316
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   270,000  22,714
TOTAL TECHNOLOGY   311,523
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.4%
Continental Airlines, Inc. Class B (a)  125,000 $ 6,687
Southwest Airlines Co.   360,000  11,858
Viad Corp.   97,700  2,351
  20,896
RAILROADS - 0.3%
Union Pacific Corp.   365,200  15,338
TRUCKING & FREIGHT - 0.2%
CNF Transportation, Inc.   200,000  8,650
TOTAL TRANSPORTATION   44,884
UTILITIES - 7.3%
CELLULAR - 0.4%
Nextel Communications, Inc. Class A (a)  569,200  15,244
SkyTel Communications, Inc. (a)  378,900  7,388
  22,632
ELECTRIC UTILITY - 0.7%
Central Maine Power Co.   187,800  3,557
Duke Energy Corp.   247,277  14,126
PG&E Corp.   579,068  17,625
  35,308
GAS - 0.3%
Enron Corp.   192,200  10,175
MCN Energy Group, Inc.   184,400  4,575
  14,750
TELEPHONE SERVICES - 5.9%
AT&T Corp.   293,000  17,763
Advanced Communications Group, Inc.   163,700  1,524
BellSouth Corp.   647,400  44,225
GTE Corp.   603,600  32,821
Level 3 Communications, Inc. (a)  50,000  4,125
MCI Communications Corp.   332,000  21,497
NEXTLINK Communications, Inc. Class A (a)  272,000  10,098
SBC Communications, Inc.   1,032,900  42,220
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Sprint Corp.   247,400 $ 17,318
WorldCom, Inc. (a)  1,914,773  101,244
  292,835
TOTAL UTILITIES   365,525
TOTAL COMMON STOCKS
(Cost $2,140,462)   2,713,642
CONVERTIBLE PREFERRED STOCKS - 0.4%
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.2%
Union Pacific Capital Trust $3.13 TIDES (a)(e) 200,000 9,000 INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.:
 Series C, $3.00 (e)  19,600  1,455
 Series C, $3.00  41,400  3,074
  4,529
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   10,700  5,430
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,336)   18,959
CORPORATE BONDS - 17.1%
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.5%
RETAIL & WHOLESALE - 0.5%
DRUG STORES - 0.5%
Rite Aid Corp.:
 5 1/4%, 9/15/02  - $ 3,000 $ 3,832
 5 1/4%, 9/15/02 (e)  Baa  15,000  19,153
TOTAL CONVERTIBLE BONDS   22,985
NONCONVERTIBLE BONDS - 16.6%
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Raytheon Co. 6.45%, 8/15/04  Baa  13,000  13,103
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Praxair, Inc. 6.15%, 4/15/03  A3  15,000  14,904
CONSTRUCTION & REAL ESTATE - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Equity Office Properties Trust:
 6.625% 2/15/05  Baa  2,500  2,481
 6.75% 2/15/08  Baa  4,100  4,043
 7.25% 2/15/18  Baa  15,000  14,811
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa  2,600  2,599
  23,934
DURABLES - 0.6%
TEXTILES & APPAREL - 0.6%
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa  14,500  14,536
Unifi, Inc. 6 1/2%, 2/1/08  A3  15,000  14,741
  29,277
ENERGY - 0.2%
OIL & GAS - 0.2%
Petroleum Geo-Services ASA yankee
 7 1/8%, 3/30/28  Baa  8,250  8,256
USX-Marathon Group 6.85%, 3/1/08  Baa  4,210  4,195
  12,451
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 7.4%
ASSET BACKED SECURITIES - 1.2%
Capital Equipment Receivables Trust
6.48%, 10/15/06  Baa $ 4,680 $ 4,678
Chevy Chase Auto Receivable Trust
 5.91%, 12/15/04  Aaa  3,595  3,590
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  15,000  15,005
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  4,250  4,285
 6.20%, 12/15/02  Baa  3,850  3,844
 6.40%, 12/15/02  Baa  2,360  2,340
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  1,703  1,704
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  5,890  5,908
Key Auto Finance Trust Class C 6.65%, 10/15/03 Baa 1,728 1,733 KeyCorp Auto Grantor Trust 5.80%, 7/15/00 A3 189 189
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  15,000  15,408
Premier Auto Trust 6%, 5/6/00  Aaa  2,386  2,388
Union Federal Savings Bank Grantor Trust:
7.275%, 10/10/00  Baa  305  305
 8.20%, 1/10/01  Baa  231  232
  61,609
BANKS - 2.7%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  6,750  6,860
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (e)  A1  10,000  10,444
Banc One Corp. 6.70%, 3/24/00  Aa3  5,300  5,358
Banco Latinoamericano Exportaciones SA euro
6.90%, 12/4/99 (e)  Baa  2,300  2,328
BanPonce Financial Corp.:
 6.88%, 6/16/00  A3  2,500  2,535
 6.69%, 9/21/00  A3  500  506
 6 3/4%, 8/9/01  A3  770  782
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  1,620  1,618
 6.378%, 4/8/99  A3  2,980  2,986
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Barclays Bank PLC yankee:
 5 7/8%, 7/15/00  A1 $ 11,000 $ 10,983
 5.95%, 7/15/01  A1  12,450  12,433
Capital One Bank:
 7.20%, 7/19/99  Baa  18,000  18,159
 6 3/8%, 2/15/03  Baa  5,300  5,265
Chase Manhattan Corp. 5.5% 2/15/01  Aa3  2,400  2,371
Firstar Corp. 7.15%, 9/1/00  A3  6,210  6,215
MBNA Corp.:
 6 7/8%, 11/15/02  Baa  8,350  8,493
 6.34%, 6/2/03  Baa  1,800  1,798
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  590  601
NB Capital Trust IV 8 1/4%, 4/15/27  Aa3  6,630  7,278
NationsBank NA 5.92%, 6/8/01  Aa2  6,500  6,499
Providian National Bank 6 1/4%, 5/7/01  Baa  3,250  3,250
Signet Banking Corp. 9 5/8%, 6/1/99  A2  4,469  4,595
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,079
Zions Bancorp. 8 5/8%, 10/15/02  Baa  6,000  6,548
  131,984
CREDIT & OTHER FINANCE - 2.9%
AT&T Capital Corp.:
 6.41%, 8/13/99  Baa  7,500  7,523
 6.16%, 12/3/99  Baa  2,750  2,753
Associates Corp. of North America:
 6%, 4/15/03  Aa3  5,550  5,519
 6%, 7/15/05  Aa3  20,000  19,802
BCH Cayman Islands Ltd. yankee 7.70%, 7/15/06  A2  690  737
BankBoston Capital Trust II 7 3/4%, 12/15/26 A2 3,250 3,355 BanPonce Trust I 8.327%, 2/1/27 (e) A3 7,150 7,690
Chase Capital I 7.67%, 12/1/26  Aa3  7,635  7,951
Chrysler Financial Corp. 6 3/8%, 1/28/00  A2  7,230  7,276
ERP Operating LP 6.55%, 11/15/01  A3  2,000  2,012
Finova Capital Corp. 6.12%, 5/28/02  Baa  5,000  5,024
First Security Capital I 8.41%, 12/15/26  A3  4,690  5,205
First Union Institutional Capital I 8.04%, 12/1/26 BBB 2,000 2,145 CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ford Motor Credit Co.:
 euro 8 5/8%, 1/24/00  A1 $ 3,766 $ 3,900
 5.73%, 2/23/00  A1  4,500  4,489
 6.20%, 3/12/01  A1  20,000  20,094
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  7,000  7,048
General Motors Acceptance Corp.
6.65%, 5/24/00  A2  5,000  5,060
Household Finance Corp. 6%, 5/8/00  A2  15,000  15,049
JPM Capital Trust II 7.95%, 2/1/27  Aa3  2,480  2,656
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  4,000  4,190
Money Store, Inc. 7.30%, 12/1/02  A2  3,850  4,009
Union Acceptance Corp. 7.075%, 7/10/02  Baa  592  594
  144,081
INSURANCE - 0.3%
Executive Risk Capital Trust 8 5/8%, 2/1/27 Baa 10,000 10,728 SunAmerica, Inc. 6.20%, 10/31/99 Baa 5,500 5,510
  16,238
SAVINGS & LOANS - 0.2%
Great West Financial Trust II 8.206%, 2/1/27  A3  8,000  8,640
Long Island Savings Bank 6.20%, 4/2/01  Baa  3,750  3,757
  12,397
SECURITIES INDUSTRY - 0.1%
Amvescap PLC 6 3/8%, 5/15/03 (e)  A3  3,600  3,604
TOTAL FINANCE    369,913
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Tyco International Group SA yankee
6 1/8%, 6/15/01  Baa  16,000  16,019
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.2%
WMX Technologies, Inc.:
 6 1/4%, 4/1/99  Baa $ 8,500 $ 8,513
 8 1/4%, 11/15/99  Baa  1,920  1,967
  10,480
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   26,499
MEDIA & LEISURE - 2.0%
BROADCASTING - 1.6%
Clear Channel Communications, Inc.:
6 7/8%, 6/15/18  Baa  10,000  9,814
 7 1/4%, 10/15/27  Baa  5,000  5,061
Continental Cablevision, Inc.:
 8.30%, 5/15/06  Baa  500  553
 9%, 9/1/08  Baa  4,040  4,731
Cox Communications, Inc. 6.4%, 8/01/08  Baa  5,110  5,071
TCI Communications, Inc.:
 7 3/8%, 2/15/00  Baa  3,750  3,826
 8.25%, 1/15/03  Baa  3,670  3,948
 6.82%, 9/15/10 (g)  Baa  5,000  5,004
 8 3/4%, 8/1/15  Baa  16,950  20,153
Time Warner, Inc.:
 7.95%, 2/1/00  Baa  6,700  6,877
 6 7/8%, 6/15/18  Baa  4,770  4,737
 6.85%, 1/15/26  Baa  10,000  10,239
  80,014
PUBLISHING - 0.4%
News America Holdings, Inc. 8%, 10/17/16  Baa  13,000  14,140
News America, Inc.:
 6 5/8%, 1/9/08  Baa  950  944
 7 1/4%, 5/18/18 (e)  Baa  5,000  5,052
  20,136
RESTAURANTS - 0.0%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  1,400  1,338
TOTAL MEDIA & LEISURE   101,488
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 0.5%
FOODS - 0.2%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa $ 5,000 $ 5,308
Dart and Kraft Finance NV 7 3/4%, 11/30/98  A2  3,750  3,766
  9,074
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
 7%, 7/15/05  A2  7,000  7,177
 6.95%, 6/1/06  A2  8,980  9,168
  16,345
TOTAL NONDURABLES   25,419
RETAIL & WHOLESALE - 0.5%
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp. 6.40%, 2/15/03  A3  1,000  1,012
Federated Department Stores, Inc.:
8 1/2%, 6/15/03  Baa  4,000  4,344
 6.79%, 7/15/27  Baa  6,000  6,169
  11,525
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa  7,000  7,647
Kroger Co. 6%, 7/1/00  Baa  8,050  8,040
  15,687
TOTAL RETAIL & WHOLESALE   27,212
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.5%
Comdisco, Inc.:
 9.45%, 6/8/00  Baa  6,000  6,368
 9.3%, 6/27/00  Baa  3,750  3,970
 6 3/8%, 11/30/01  Baa  12,000  12,039
  22,377
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.2%
Delta Air Lines, Inc.:
 9 7/8%, 5/15/00  Baa $ 2,000 $ 2,124
 equipment trust certificate 8.54%, 1/2/07  Baa  826  902
 pass thru trust certificate 9 7/8%, 4/30/08  Baa  4,765  5,482
  8,508
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.:
 6 7/8%, 12/1/27  Baa  5,000  5,050
 6.53%, 7/15/37  Baa  12,000  12,246
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  8,820  9,342
  26,638
TOTAL TRANSPORTATION   35,146
UTILITIES - 2.6%
CELLULAR - 0.4%
AirTouch Communications, Inc. 6.35%, 6/1/05  Baa  15,000  15,026
360 Degrees Communications Co.:
7 1/8%, 3/1/03  Baa  1,985  2,056
 7 1/2%, 3/1/06  Baa  4,250  4,475
  21,557
ELECTRIC UTILITY - 1.2%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (e)  Baa  20,000  20,405
 6.46%, 3/4/08 (e)  Baa  6,800  6,803
DR Investment yankee
7.10%, 5/15/02 (e)  Baa  7,500  7,574
Gulf States Utilities Co. 1st mortgage
6 3/4%, 10/1/98  Baa  1,000  1,001
Israel Electric Corp. Ltd.:
 yankee 7 1/4%, 12/15/06 (e)  A3  3,000  3,000
 7 3/4%, 12/15/27 (e)  A3  12,795  12,619
Texas Utilities Co. 6 3/8%, 1/1/08  Baa  8,055  7,934
Texas Utilities Electric Co. 9 1/2%, 8/1/99  Baa  1,000  1,033
  60,369
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
GAS - 0.2%
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa $ 8,700 $ 9,725
TELEPHONE SERVICES - 0.8%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  9,150  9,170
WorldCom, Inc.:
 8 7/8%, 1/15/06  Baa  9,592  10,377
 7 3/4%, 4/1/07   Baa  17,870  19,206
  38,753
TOTAL UTILITIES   130,404
TOTAL NONCONVERTIBLE BONDS   832,127
TOTAL CORPORATE BONDS
(Cost $842,226)   855,112
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 7.7%
U.S. TREASURY OBLIGATIONS - 6.4%
6 7/8%, 3/31/00  Aaa  101,150  103,283
6.375% 9/30/01  Aaa  10,300  10,540
5.875% 11/30/01  Aaa  29,230  29,509
7%, 7/15/06  Aaa  136,980  149,159
8 7/8%, 8/15/17  Aaa  8,035  10,853
9%, 11/15/18  Aaa  6,940  9,552
7 5/8%, 2/15/25  Aaa  4,440  5,526
  318,422
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
Federal Agricultural Mortgage Corporation:
7.01%, 2/10/05  Aaa  1,530  1,628
 7.04%, 8/10/05  Aaa  2,400  2,566
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  2,990  3,220
 7.46%, 9/9/04  Aaa  1,540  1,671
 7.87%, 10/20/04  Aaa  6,400  7,079
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Freddie Mac:
8.115%, 1/31/05  Aaa $ 4,750 $ 5,335
 6.783%, 8/18/05  Aaa  3,660  3,862
 6.8% 3/19/07  Aaa  2,200  2,332
Fannie Mae:
 7.49% 3/02/05   Aaa  11,000  11,999
 6.72%, 8/1/05  Aaa  6,060  6,371
Financing Corporation 0%, 3/26/04  Aaa  4,574  3,312
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  391  392
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  6,418  6,792Class T-3, 9 5/8%,
5/15/02  Aaa  1,847  1,946
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,446  1,484
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.27%, 8/1/03  Aaa  6,270  6,933
  66,922
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $380,766)   385,344
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 14.1%
FREDDIE MAC - 0.1%
7.00% 9/1/98 to 7/1/01  Aaa  2,137  2,158
FANNIE MAE - 11.2%
5.5% 11/1/08 to 8/1/12  Aaa  18,140  17,719
6% 1/1/01 to 4/1/28  Aaa  134,412  132,674
6.5% 7/1/08 to 4/1/28  Aaa  327,610  326,006
7% 11/1/22 to 11/1/25  Aaa  30,519  30,966
7% 8/1/28 (f)  Aaa  41,168  41,759
7.5% 6/1/07 to 6/1/28  Aaa  2,225  2,279
8% 9/1/17 to 5/1/22  Aaa  264  274
8% 8/1/28 (f)  Aaa  6,766  7,011
  558,688
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
GINNIE MAE - 2.8%
7% 10/15/26 to 12/15/27  Aaa $ 96,798 $ 98,310
7.5% 1/15/26 to 3/15/28  Aaa  36,396  37,454
8% 1/15/17 to 8/15/25  Aaa  1,245  1,292
9% 11/15/14 to 8/15/22  Aaa  1,063  1,141
9.5% 6/15/09 to 11/15/24  Aaa  2,616  2,820
  141,017
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $694,660)   701,863
COMMERCIAL MORTGAGE SECURITIES - 1.2%
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  5,790  5,897
 floater Series 1998-FL1 Class E,
6.5180%, 1/10/13 (e)(g)  Baa  12,180  12,180
Equitable Life Assurance Society of the United States (The):
Series 174 Class B1, 7.33%, 5/15/06 (e)  Aa2  4,000  4,200
 Series 1996-1 Class C1, 7.52%, 5/15/06 (e)  A2  4,000  4,232
GS Mortgage Securities Corp. II Series 1998-GLII
Class E, 6.9696%, 4/13/31 (e)(g)  Baa  5,000  4,895
Nomura Asset Securities Corp. Series 1998 - D6
Class A-4, 7.3499%, 3/15/30 (g)  Baa  20,000  20,488
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (e)(g)  AAA  398  397
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2,
 6.602%, 11/15/12 (e)  Aaa  8,000  8,149
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (e)  Aaa  2,590  2,625
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $61,666)   63,063
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank yankee
6.29%, 7/16/27
(Cost $2,981)  Aaa  3,000  3,144
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY Branch
yankee 6.20%, 8/1/00
(Cost $4,507)  Aa3  4,500  4,527
CASH EQUIVALENTS - 4.9%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $243,819)    243,818,676 $ 243,819
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,385,423)  $ 4,989,473
SECURITY TYPE ABBREVIATIONS
TIDES - Term Income Deferred Equity
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $160,341,000 or 3.2% of net assets.
(f) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
                 MOODY'S RATINGS     S&P RATINGS
                 Aaa, Aa, A 29.1%    AAA, AA, A 29.0%
                 Baa        11.1%    BBB        10.3%
                 Ba          0.0%    BB          0.1%
                 B           0.0%    B           0.0%
                 Caa         0.0%    CCC         0.0%
                 Ca, C       0.0%    CC, C       0.0%
                                     D           0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,387,704,000. Net unrealized appreciation aggregated $601,769,000, of which $653,661,000 related to appreciated investment securities and $51,892,000 related to depreciated investment securities.
The fund hereby designates approximately $323,698,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                         JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $4,385,423) -                   $ 4,989,473
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                           106,836

RECEIVABLE FOR FUND SHARES SOLD                                           7,491

DIVIDENDS RECEIVABLE                                                      3,785

INTEREST RECEIVABLE                                                       23,993

OTHER RECEIVABLES                                                         461

 TOTAL ASSETS                                                             5,132,039

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 32,943
REGULAR DELIVERY

 DELAYED DELIVERY                                               48,866

PAYABLE FOR FUND SHARES REDEEMED                                6,925

ACCRUED MANAGEMENT FEE                                          1,836

OTHER PAYABLES AND ACCRUED EXPENSES                             1,381

COLLATERAL ON SECURITIES LOANED, AT VALUE                       77,405

 TOTAL LIABILITIES                                                        169,356

NET ASSETS                                                               $ 4,962,683

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 3,952,922

UNDISTRIBUTED NET INVESTMENT INCOME                                       5,932

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     399,777
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 604,052
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 297,798 SHARES OUTSTANDING                               $ 4,962,683

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $16.66
PER SHARE ($4,962,683 (DIVIDED BY) 297,798 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                                   YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                      $ 43,524
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $343)                121,210

 TOTAL INCOME                                                           164,734

EXPENSES

MANAGEMENT FEE                                             $ 19,959

TRANSFER AGENT FEES                                         10,276

ACCOUNTING AND SECURITY LENDING FEES                        839

NON-INTERESTED TRUSTEES' COMPENSATION                       28

CUSTODIAN FEES AND EXPENSES                                 183

REGISTRATION FEES                                           80

AUDIT                                                       75

LEGAL                                                       27

MISCELLANEOUS                                               22

 TOTAL EXPENSES BEFORE REDUCTIONS                           31,489

 EXPENSE REDUCTIONS                                         (1,265)     30,224

NET INVESTMENT INCOME                                                   134,510

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      589,557

 FOREIGN CURRENCY TRANSACTIONS                              (169)       589,388

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      (108,336)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               231         (108,105)

NET GAIN (LOSS)                                                         481,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 615,793
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         JULY 31,      JULY 31,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 134,510     $ 140,705
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 589,388       244,306

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (108,105)     764,886

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          615,793       1,149,897
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (143,536)     (179,398)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (378,462)     -

 TOTAL DISTRIBUTIONS                                      (521,998)     (179,398)

SHARE TRANSACTIONS                                        1,387,837     848,181
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            512,005       174,028

 COST OF SHARES REDEEMED                                  (1,204,221)   (1,841,701)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          695,621       (819,492)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 789,416       151,007

NET ASSETS

 BEGINNING OF PERIOD                                      4,173,267     4,022,260

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,962,683   $ 4,173,267
INCOME OF $5,932 AND $13,939, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     86,120        58,807

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  33,230        12,375

 REDEEMED                                                 (74,686)      (129,888)

 NET INCREASE (DECREASE)                                  44,664        (58,706)



FINANCIAL HIGHLIGHTS
                                                        YEARS ENDED JULY 31,

                                  1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 16.49               $ 12.90  $ 13.20  $ 12.76  $ 13.84
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .48 B                 .51 B    .57      .62      .25

 NET REALIZED AND                  1.67                  3.73     (.27)    .27      (.17)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT             2.15                  4.24     .30      .89      .08
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.52)                 (.65)    (.60)    (.45)    (.25)

 FROM NET REALIZED GAIN            (1.46)                -        -        -        (.50)

 IN EXCESS OF NET REALIZED GAIN    -                     -        -        -        (.41)

 TOTAL DISTRIBUTIONS               (1.98)                (.65)    (.60)    (.45)    (1.16)

NET ASSET VALUE, END OF PERIOD    $ 16.66               $ 16.49  $ 12.90  $ 13.20  $ 12.76

TOTAL RETURN A                     14.54%                33.82%   2.25%    7.19%    .37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 4,963               $ 4,173  $ 4,022  $ 5,070  $ 5,390
(IN MILLIONS)

RATIO OF EXPENSES TO               .70%                  .75%     .82%     .91%     1.02%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO               .67% C                .74% C   .79% C   .90% C   1.01% C
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME     2.97%                 3.58%    4.12%    5.33%    4.09%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            135%                  70%      247%     269%     157%

AVERAGE COMMISSION RATE D         $ .0428               $ .0415


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for ,paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
OPTIONS. The fund may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,120,658,000 and $5,843,239,000, respectively, of which U.S. government and government agency obligations aggregated $2,389,417,000 and $2,164,633,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $880,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $72,710,000 and $77,405,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $892,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $364,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at July 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE       9/8/97 12/15/97 9/8/98

RECORD DATE    9/5/97 12/12/97 9/4/98

DIVIDENDS      $ .15  $ .11    $ .10

SHORT-TERM
CAPITAL GAINS  $ .25  $ .12    $ .15

LONG-TERM
CAPITAL GAINS  $ .51  $ .58    $ 1.05

LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate 22.74% 43.76%
 20% rate 77.26% 56.24%
A total of 12.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 19.31% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen M. DuFour, Vice President
Kevin E. Grant, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES
BAL-ANN-0998  60537
1.536127.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CORPORATE HEADQUARTERS
WWW.FIDELITY.COM



FIDELITY
GLOBAL BALANCED
FUND
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
ANNUAL REPORT
JULY 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    28  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   32  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   36  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           37


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                   PAST 1  PAST 5   LIFE OF
                                              YEAR    YEARS    FUND

FIDELITY GLOBAL BALANCED                      10.53%  54.84%   86.81%

MSCI WORLD                                    11.70%  102.29%  136.46%

SB WORLD GOVT BOND                            5.27%   35.68%   N/A

GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE       5.98%   67.62%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 1, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets - and the performance of the Salomon Brothers World Government Bond Index, Unhedged - a market capitalization weighted index of debt issues traded in 14 world government bond markets. Issues included in the Index have fixed-rate coupons and maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 86 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                   PAST 1  PAST 5  LIFE OF
                                              YEAR    YEARS   FUND

FIDELITY GLOBAL BALANCED                      10.53%  9.14%   12.04%

MSCI WORLD                                    11.70%  15.13%  16.95%

SB WORLD GOVT BOND                            5.27%   6.29%   N/A

GLOBAL FLEXIBLE PORTFOLIO FUNDS AVERAGE       5.98%   10.68%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980212 155045 S00000000000001
             Global Bal                  MS World
SB World Govt.
             00334                       MS004
SB006
  1993/02/28      10000.00                    10000.00
   10000.00
  1993/03/31      10639.77                    10576.83
   10153.51
  1993/04/30      11203.78                    11064.11
   10368.08
  1993/05/31      11423.65                    11316.16
   10472.05
  1993/06/30      11299.46                    11218.32
   10449.72
  1993/07/31      11501.06                    11446.52
   10479.38
  1993/08/31      12163.48                    11968.39
   10794.43
  1993/09/30      12102.98                    11744.40
   10922.48
  1993/10/31      12649.13                    12065.21
   10903.98
  1993/11/30      12502.84                    11379.87
   10825.83
  1993/12/31      13096.97                    11933.93
   10917.94
  1994/01/31      13743.86                    12718.26
   11005.86
  1994/02/28      13246.25                    12550.86
   10933.99
  1994/03/31      12368.06                    12006.96
   10918.29
  1994/04/30      12198.22                    12375.31
   10930.85
  1994/05/31      12398.03                    12404.35
   10834.90
  1994/06/30      11806.56                    12367.06
   10991.21
  1994/07/31      12027.25                    12599.35
   11078.78
  1994/08/31      12278.02                    12975.91
   11040.40
  1994/09/30      12247.93                    12632.10
   11120.30
  1994/10/31      12087.43                    12988.52
   11298.58
  1994/11/30      11746.38                    12422.32
   11143.33
  1994/12/31      11595.91                    12539.70
   11174.03
  1995/01/30      11284.95                    12348.47
   11408.49
  1995/02/28      11405.32                    12525.49
   11700.51
  1995/03/31      11726.32                    13126.17
   12395.51
  1995/04/30      11906.88                    13580.59
   12625.08
  1995/05/31      11916.91                    13693.69
   12980.25
  1995/06/30      11947.00                    13686.40
   13056.66
  1995/07/31      12438.52                    14368.10
   13087.36
  1995/08/31      12358.27                    14044.91
   12637.64
  1995/09/30      12538.83                    14450.95
   12919.89
  1995/10/31      12418.46                    14220.32
   13016.19
  1995/11/30      12649.17                    14710.97
   13163.42
  1995/12/31      12930.36                    15137.97
   13301.24
  1996/01/31      12940.43                    15408.69
   13136.91
  1996/02/29      12728.95                    15499.36
   13069.92
  1996/03/31      12799.44                    15754.07
   13051.78
  1996/04/30      13161.98                    16121.28
   12999.79
  1996/05/31      13182.12                    16131.99
   13002.58
  1996/06/30      13282.82                    16210.32
   13104.81
  1996/07/31      13000.85                    15634.18
   13356.01
  1996/08/31      13031.06                    15810.64
   13408.00
  1996/09/30      13330.51                    16426.40
   13462.42
  1996/10/31      13392.46                    16537.82
   13714.33
  1996/11/30      13991.35                    17461.31
   13895.05
  1996/12/31      13932.06                    17178.39
   13782.71
  1997/01/31      13900.78                    17382.20
   13414.28
  1997/02/28      14046.77                    17578.87
   13314.14
  1997/03/31      13994.63                    17227.87
   13212.62
  1997/04/30      14140.63                    17787.72
   13098.18
  1997/05/31      14901.89                    18882.39
   13452.66
  1997/06/30      15538.01                    19820.92
   13613.15
  1997/07/31      16111.56                    20730.57
   13507.08
  1997/08/31      15298.16                    19340.53
   13499.06
  1997/09/30      16099.75                    20387.98
   13786.55
  1997/10/31      15482.98                    19311.64
   14072.64
  1997/11/30      15525.52                    19650.09
   13856.67
  1997/12/31      15675.93                    19886.29
   13814.81
  1998/01/31      16008.10                    20437.18
   13949.13
  1998/02/28      16715.28                    21816.33
   14062.52
  1998/03/31      17176.02                    22734.20
   13923.31
  1998/04/30      17497.47                    22952.95
   14145.91
  1998/05/31      17390.32                    22661.87
   14179.05
  1998/06/30      17604.62                    23196.25
   14199.99
  1998/07/31      17808.20                    23155.59
   14218.83
IMATRL PRASUN   SHR__CHT 19980131 19980212 155048 R00000000000123
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund on February 28, 1993, shortly after the fund started. As the chart shows, by July 31, 1998, the value of the investment would have grown to $17,808 - a 78.08% increase on the initial investment. For comparison, look at how both the Morgan Stanley Capital International World Index and Salomon Brothers World Government Bond Index, Unhedged did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Morgan Stanley Capital International World Index would have grown to $23,156 - 131.56% increase. If $10,000 was put in the Salomon Brothers World Government Bond Index, Unhedged, it would have grown to $14,219 - a 42.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With the exception of Asia and
most emerging markets, most stock
and bond markets around the globe
performed well during the 12-month
period that ended July 31, 1998.
Toward the end of the period,
however, the relative tranquility of
low interest rates and steady
economic growth gave way to
continued concerns about the
impact of the Asian crisis, political
and economic woes in Russia and
weak corporate earnings reports.
The Morgan Stanley World Index
returned 11.70% during the past
year, but returns from different
regions were wildly divergent.
While the Standard & Poor's 500
Index - a measure of U.S. stock
performance - returned 19.29%
over the past year, the index
returned a more modest 1.18%
during the last three months of the
period. The Morgan Stanley
Europe Index rose 33.87% for the
12-month period, with strong
performance seen across much of
the region's developed nations. In
comparison, the Asian crisis
battered returns throughout the Far
East, with the Morgan Stanley
Pacific Index down 34.09% for the
period. As investors moved assets
from stocks and higher-risk bonds,
it helped the performance of U.S.
and developed-nation bond
markets. The Lehman Brothers
Aggregate Bond Index - a
measure of the U.S. taxable bond
market - returned 7.87%, while
the Salomon Brothers World
Government Bond Index,
Unhedged returned 5.27% during
the period.
An interview with Rick Mace, Portfolio Manager of Fidelity Global
Balanced Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the 12-month period that ended July 31, 1998, the fund had a return of 10.53%. The fund compares its performance to three measures: a bond index, an equity index and a peer group of competitor funds. The fund outperformed its bond-related benchmark - the Salomon Brothers World Government Bond Index, Unhedged - which had a 12-month return of 5.27% as of July 31. On the other hand, the fund trailed its equity-related benchmark - the Morgan Stanley Capital International World Index - which returned 11.70% during the same period. The global flexible portfolio funds average, as tracked by Lipper Analytical Services, had a 12-month return of 5.98%.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE?
A. For the most part, stock selection was the key. European financial positions made particularly strong contributions to performance, as low interest rates, benign inflation, improving economies and surging securities markets provided a favorable environment for banks and insurers. In addition, merger and acquisition activity within this sector continued to boost valuations. Finally, the fund remained significantly overweighted in equities, reflecting my belief that equities generally offered better value than fixed-income securities, as well as a superior risk-to-reward ratio. This strategy worked well for the fund as the equity position significantly outperformed the bond position.
Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?
A. Particular standouts included companies that were among the fund's 25 largest holdings, including Swiss banking company Credit Suisse and French bank Societe Generale. Telecommunications stocks also were among the fund's more solid performers as continued consolidation activity lifted share prices. Fund holdings of U.S.-based companies MCI Communications and WorldCom were among the fund's top performers, as was British cellular company Vodafone Group.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. The fund's holdings in Japanese financial services stocks hurt performance. Because the Japanese economy remained stagnant and there were continued concerns about asset quality, banks were especially hard hit. Securities brokers were hurt by the equity market's poor performance, because their fortunes are highly correlated with the level of market activity. Similarly, real estate company holdings also suffered from the general decline in the Asian economy, despite some signs that real estate prices might be bottoming out. Among the fund's financial holdings most hurt by these events were Sakura Bank, Nomura Securities and Sumitomo Realty & Development Company.
Q. HAS YOUR STRATEGY WITH RESPECT TO THE BOND PORTION OF THE FUND CHANGED OVER THE PAST YEAR?
A. Not really. The fund continues to hold a significant amount in U.S. bonds, reflecting the vitality of the dollar. I have been reluctant to expose the fund's fixed-income component to the risk of currency impact as long as the U.S. dollar continues to strengthen against many of the world's major currencies. This was one factor in my decision to avoid holding Japanese bonds. The strong performance of the fund's bond portfolio was largely generated by a substantial overweighted position in long-term U.S. Treasury and agency bonds which accounted for more than two-thirds of the total fixed-income portfolio. The fund's U.S. Treasury positions continued to benefit from benign inflation and an accommodating monetary policy. In addition, the growing economic and currency crisis in Asia and heightened volatility in the U.S. and international equity markets drove many investors to the perceived "safe haven" of U.S. government bonds. These events sent long-term yields on U.S. Treasury obligations to their lowest level in over 20 years, pushing bond prices higher.
Q. WHAT'S YOUR OUTLOOK?
A. I think the European economies will continue to improve. However, stock selection will be especially critical. Company earnings must come through as expected in order to justify the lofty stock valuations that the markets have placed on them. If earnings disappoint, we run the risk of a stock correction. In Japan, I am continuing to look for signs of an improvement in the economy and have pinpointed a number of companies that could be early beneficiaries of a turnaround as candidates for purchase. I will also be keeping a close watch on the emerging markets, where we are beginning to see some improvement in valuations. In general though, emerging markets are more volatile than developed markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
RICK MACE ON FIDELITY'S
RESEARCH TEAM'S #1 RANKING IN
REUTERS SURVEY:
"FIDELITY'S INTERNATIONAL FUND
MANAGEMENT TEAM ONCE AGAIN HAS
BEEN RECOGNIZED AS ONE OF THE
WORLD'S BEST IN A RECENT REUTERS
INTERNATIONAL SURVEY OF FINANCE
DIRECTORS. BASED ON CRITERIA
INCLUDING COMPANY KNOWLEDGE,
SECTOR EXPERTISE AND THE QUALITY OF
CONTACT, RESPONDENTS RATED
FIDELITY THE #1 FUND MANAGEMENT
TEAM IN THE FOLLOWING AREAS: THE
SURVEY RANKED US THE #1 FUND
MANAGER IN CONTINENTAL EUROPE,
THE #1 MANAGEMENT GROUP FOR
LATIN AMERICAN EQUITIES AND THE #1
FUND MANAGEMENT GROUP FOR ASIAN
EQUITIES. WHILE THE ECONOMIC AND
INVESTMENT ENVIRONMENT IN LATIN
AMERICA AND ASIA HAS BEEN VERY
DIFFICULT, WE'RE PLEASED WITH OUR
RESULTS, AND I BELIEVE THEY CONFIRM
THE FUNDAMENTAL PRINCIPLES UPON
WHICH OUR INVESTMENT PHILOSOPHY
IS BASED. WE BELIEVE THAT ACTIVE
INVESTMENT MANAGEMENT, DRIVEN BY
FUNDAMENTAL RESEARCH IN AN
ENVIRONMENT OF TEAMWORK, CAN
PRODUCE SUPERIOR LONG-TERM RESULTS
FOR OUR INVESTORS. OUR RESEARCH
TEAM IS THE FOUNDATION OF OUR
EQUITY ORGANIZATION. THESE
PROFESSIONALS COMPILE AND ANALYZE
THE RESULTS OF THOUSANDS OF ON-SITE
COMPANY VISITS TO ENSURE THAT THE
INVESTMENT DECISIONS MADE BY
FIDELITY PORTFOLIO MANAGERS ARE
WELL-DEFINED AND CAREFULLY
SUBSTANTIATED BEFORE THEY ARE
MADE. THE DEPTH AND BREADTH OF
OUR TEAM ALLOWS US TO TAKE
ADVANTAGE OF OPPORTUNITIES THAT
OTHERS MAY HAVE OVERLOOKED."
FUND FACTS
GOAL: HIGH CURRENT INCOME
WITH REGARD FOR BOTH
PRESERVATION OF CAPITAL AND
POTENTIAL FOR GROWTH OF CAPITAL
BY INVESTING IN A BROADLY
DIVERSIFIED PORTFOLIO OF
HIGH-YIELDING EQUITY AND DEBT
SECURITIES
FUND NUMBER: 334
TRADING SYMBOL: FGBLX
START DATE: FEBRUARY 1, 1993
SIZE: AS OF JULY 31, 1998,
MORE THAN $94 MILLION
MANAGER: RICHARD MACE,
SINCE 1996; MANAGER, FIDELITY
INTERNATIONAL VALUE FUND, SINCE
1994; FIDELITY OVERSEAS FUND,
SINCE 1996; GROUP LEADER,
FIDELITY'S INTERNATIONAL FUNDS;
JOINED FIDELITY IN 1987
(CHECKMARK)
INVESTMENT CHANGES



TOP FIVE STOCKS AS OF JULY 31, 1998
                                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                                  INVESTMENTS   IN THESE STOCKS
                                                                6 MONTHS AGO

GENERAL ELECTRIC CO. (UNITED STATES OF AMERICA)   1.1           0.7

MICROSOFT CORP. (UNITED STATES OF AMERICA)        1.1           0.4

WAL-MART STORES, INC. (UNITED STATES OF AMERICA)  1.1           0.9

MCI COMMUNICATIONS CORP.                          0.8           0.6
 (UNITED STATES OF AMERICA)

AT&T CORP. (UNITED STATES OF AMERICA)             0.8           0.4



TOP FIVE BOND ISSUERS AS OF JULY 31, 1998
(WITH MATURITIES GREATER THAN ONE YEAR)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE BOND ISSUERS
                                                       6 MONTHS AGO

U. S. TREASURY                           9.1           9.4

FEDERAL HOME LOAN BANK                   4.8           6.5

TREUHANDANSTALT                          3.0           3.6

FANNIE MAE                               2.0           2.7

UNITED KINGDOM, GREAT BRITAIN &          1.8           1.8
 NORTHERN IRELAND


TOP COUNTRIES AS OF JULY 31, 1998
                          % OF FUND'S   % OF FUND'S INVESTMENTS
                          INVESTMENTS   IN THESE COUNTRIES
                                        6 MONTHS AGO

UNITED STATES OF AMERICA  55.7          50.4

JAPAN                     7.7           10.6

FRANCE                    5.9           4.8

UNITED KINGDOM            5.8           8.5

GERMANY                   5.6           5.3

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **
ROW: 1, COL: 1, VALUE: 11.7
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 23.5
ROW: 1, COL: 4, VALUE: 63.5
STOCKS AND
EQUITY FUTURES 63.5%
BONDS 26.7%
CONVERTIBLE
SECURITIES 0.7%
SHORT-TERM
INVESTMENTS 9.1%
FOREIGN
INVESTMENTS 49.6%
STOCKS AND
EQUITY FUTURES 64.4%
BONDS 23.5%
CONVERTIBLE
SECURITIES 0.3%
SHORT-TERM
INVESTMENTS 11.8%
FOREIGN
INVESTMENTS 44.3%
ROW: 1, COL: 1, VALUE: 9.1
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 26.7
ROW: 1, COL: 4, VALUE: 62.5
*
**
INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 60.8%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.2%
Bansud SA Class B (a)  17,000 $ 135,216
Telecom Argentina Class B sponsored ADR  700  24,850
YPF Sociedad Anonima sponsored ADR representing
Class D shares  1,650  48,263
  208,329
AUSTRALIA - 1.3%
AMP Ltd. (a)   4,800  63,441
Australia & New Zealand Banking Group Ltd.   15,338  99,217
Australian Gas Light Co.   7,115  47,025
Brambles Industries Ltd.   3,700  78,014
Broken Hill Proprietary Co. Ltd. (The)  4,329  35,050
Commonwealth Bank of Australia (d)  3,200  39,867
David Jones Ltd.   61,800  63,693
Mirvac Ltd. Rights 10/20/97 (a)  1,255  240
National Australia Bank Ltd.   5,400  75,034
News Corp. Ltd.   33,024  240,250
QNI Ltd.   50,000  21,522
Smith (Howard) Ltd.  4,800  28,227
TAB Ltd. (a)   23,200  37,554
Telestra Corp. Ltd. (g)  40,800  116,255
Western Mining Holdings Ltd.   9,900  29,649
Westpac Banking Corp.   18,900  119,279
Woodside Petroleum Ltd.   7,800  37,594
Woolworths Ltd.   26,200  79,419
  1,211,330
BRAZIL - 0.7%
Centrais Electricas Brasileiras SA  1,702,000  54,136
Compania Energertica Minas Gerais  3,453,479  117,298
Compania Paulista de Forca Luz Ord.   105,000  13,272
Eletropaulo Metropolitana - Electricidade de Sao Paulo SA  88,000
6,280
Petrobras PN (Pfd. Reg.)  390,000  85,515
Telebras ON  3,000,000  265,704
Telesp PN (Pfd. Reg.) (a)  155,039  38,396
Telesp Celular SA Class B  720,000  73,984
  654,585
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CANADA - 1.5%
ATI Technologies, Inc. (a)  3,000 $ 33,932
Alcan Aluminium Ltd.   400  10,279
Alliance Communications Corp. Class B (non-vtg.) (a)  4,000  77,389
BCE, Inc.   4,200  169,183
Bank of Nova Scotia  1,900  42,666
Boardwalk Equities, Inc. (a)   300  3,373
Bombardier, Inc. Class B  1,400  19,261
Breakwater Resources Ltd. (a)   1,300  1,341
Bro-X Minerals Ltd. (a)   600  -
Canadian National Railway Co.   400  21,100
Canadian Tire Corp. Ltd. Series A  400  10,729
CGI Group, Inc. Class A (sub vtg.) (a)  700  14,932
Chum Ltd. Class B  300  10,219
Donohue, Inc.  1,000  21,761
Dorel Industries, Inc. Class B (sub-vtg.) (a)(d) 200 6,595 Edperbrascan Corp. Ltd., Class A 300 4,792
Enerflex Systems Ltd.   100  2,027
Euro-Nevada Mining Ltd.   700  8,589
Falconbridge Ltd.   100  1,055
Franco-Nevada Mining Corp.   700  11,784
GST Telecommunications, Inc. (a)   800  10,600
Great-West Lifeco, Inc.   900  31,253
Imasco Ltd.   700  13,288
Imperial Oil Ltd.   500  8,268
Inco Ltd.   300  3,244
Intrawest Corp.   300  5,874
Ipsco Inc.   100  2,153
JDS Fitel, Inc. (a)   700  11,598
Linamar Corp.   600  9,961
Mackenzie Financial Corp.   1,000  13,295
Magellan Aerospace Corp. (a)   700  3,843
Maritime Telegraph & Telephone Co., Ltd.   500  12,832
Maax, Inc. (a)   600  7,302
Metro Richelieu, Inc. Class A  500  6,449
Mitel Corp. (a)   300  3,840
National Bank of Canada  10,600  189,725
Newcourt Credit Group, Inc.   600  29,963
Newtel Enterprises Ltd.   500  12,237
Noranda, Inc.   6,000  92,271
Northern Telecom Ltd.   300  17,601
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CANADA - CONTINUED
NOVA Corp. (a)   160 $ 2,640
Paramount Resources Ltd.   600  5,556
Penn West Petroleum Ltd. (a)   1,800  20,240
Potash Corp. of Saskatchewan  300  21,828
Power Corporation of Canada  1,800  39,587
Power Financial Corp.   1,200  26,272
Probe Exploration, Inc. (a)   600  1,607
Radiomutuel, Inc. Class A (a)  900  9,644
Richelieu Hardware Ltd. (a)   1,200  13,890
Rio Alto Exploration Ltd. (a)   1,200  12,104
Royal Bank of Canada  1,500  81,357
St. Laurent Paperboard, Inc. (a)(d)  5,700  51,840
St. Lawrence Cement, Inc. Class A  100  1,244
San Francisco Boutiques, Inc. Class A (a)  1,600  13,493
Sears Canada Inc.   400  7,077
Silcorp Ltd. (a)   900  10,775
Sportscene Restaurants, Inc. Class A (a)  10,000  42,994
Stelco, Inc. Series A  300  1,845
Teklogix International, Inc. (a)  900  6,310
Teleglobe, Inc.   700  17,826
Thomson Corp.   300  7,997
TransCanada PipeLines Ltd.   1,700  26,931
Upton Resources, Inc. (a)   1,600  2,381
Westburne, Inc. (a)   100  1,062
  1,383,104
CHILE - 0.0%
Embotelladora Andina Class A sponsored ADR  1,100  21,313
Santa Isabel SA sponsored ADR  1,000  11,063
Supermercados Unimarc SA sponsored ADR  1,400  8,400
  40,776
DENMARK - 0.2%
International Service Systems AS Class B  3,800  241,184
FINLAND - 1.4%
KCI (Konecranes International)  2,600  146,860
Merita Ltd., Series A  28,800  183,477
Metsa-Serla Ltd. Class B  10,300  84,884
Nokia Corp. AB, Series A  4,400  387,059
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINLAND - CONTINUED
Nokian Tyres Ltd.   2,500 $ 116,673
Raisio Group PLC  6,900  113,729
Sampo Insurance Co. Ltd.   2,200  123,712
Tieto Corp. Class B  5,400  200,011
  1,356,405
FRANCE - 4.6%
Accor SA  900  241,148
Alcatel Alsthom Compagnie Generale d'Electricite SA 1,700 338,202 Axa SA 2,600 356,619
Atos SA  400  95,627
Axime SA Ex Segin (a)(d)  500  119,533
Cap Gemini Sogeti SA  2,100  306,724
Carbonne-Lorraine (Le)  2,500  172,501
Castorama Dubois Investissements SA  500  88,978
Elf Sanofi SA  1,300  156,485
France Telecom SA  1,500  102,292
Groupe Danone  700  211,181
L'Oreal Co. Ord.   463  272,678
Lafarge SA  1,400  138,437
Lagardere S.C.A. (Reg.)  4,900  222,933
Nationale Elf Aquitaine  1,900  246,571
Peugeot SA Ord.   760  150,303
Renault SA Ord.   1,900  101,085
(SGE) Societe Generale d'Entreprises SA  2,100  96,600
Societe Generale Class A  1,700  409,838
Total SA Class B  2,182  249,466
Vivendi SA  1,400  306,489
  4,383,690
GERMANY - 1.8%
Allianz Aktiengesellschaft Holdings (Reg.)  300  107,381
BHF Bank AG  5,200  239,975
BASF AG  4,700  216,901
Daimler-Benz AG Ord.   3,500  357,810
Deutsche Telekom AG  1,400  41,011
Hannover Rueckversicherungs AG  1,400  184,371
Hoechst AG Ord.   2,100  94,195
Mannesmann AG Ord.   3,900  412,640
Philipp Holzmann AG (a)  330  70,574
  1,724,858
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HONG KONG - 0.8%
Cheung Kong Holdings Ltd.   16,000 $ 69,372
China Telecom (Hong Kong) Ltd.   38,000  55,100
Dairy Farm International Holdings Ltd.   51,000  61,710
Hong Kong & China Gas Co. Ltd.   32,560  32,982
Hong Kong & China Gas Co. Ltd. warrants 9/30/99 (a)  1,480  61
Hong Kong Telecommunications Ltd.   51,447  94,855
Hutchison Whampoa Ltd. Ord.   28,000  134,409
JCG Holdings Ltd.   68,000  17,550
Johnson Electric Holdings Ltd.   22,000  94,535
Li & Fung Ltd.   26,000  38,583
National Mutual Asia Ltd.   38,000  21,330
Sun Hung Kai Properties Ltd.   10,000  37,035
Vtech Holdings Ltd.   20,000  90,328
  747,850
INDIA - 0.0%
Dr. Reddy's Laboratories Ltd. sponsored GDR Unit (Reg. S) 500 6,000 State Bank of India GDR (Reg.) 1,000 10,500
  16,500
IRELAND - 0.6%
Bank of Ireland, Inc.   14,100  286,152
CRH PLC  7,577  99,152
Irish Life PLC  19,100  171,515
  556,819
ITALY - 1.6%
Alitalia Linee Aeree Italiane Class A (a)  43,200  155,500
Banca Di Roma Spa (a)  96,000  224,913
Credito Italiano Ord.   35,600  203,324
Finmeccanica Spa (a)  180,000  172,504
Istituto Bancario San Paolo  16,900  301,424
Istituto Nazionale Delle Assicurazioni Spa  42,000  134,026
Telecom Italia Spa  37,400  321,346
  1,513,037
JAPAN - 7.4%
Acom Co. Ltd.   3,000  164,591
Aiwa Co. Ltd.   5,000  178,151
Asahi Breweries Ltd.   5,000  62,509
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Bank of Tokyo-Mitsubishi Ltd.   9,000 $ 89,851
Banyu Pharmaceutical Co. Ltd.   12,000  133,333
Benesse Corp.   2,000  79,839
Bridgestone Corp.   2,000  48,430
Canon, Inc.   5,000  114,155
Circle K Japan Co. Ltd.   1,100  36,758
Ddi Corp. Ord.   50  149,440
Daiwa House Industry Co. Ltd.   6,000  49,606
Daito Trust Construction Co.   5,000  41,511
Fuji Heavy Industries Ltd.   30,000  171,025
Fuji Photo Film Co. Ltd.   7,000  258,129
Fujitsu Ltd.   15,000  163,761
Hirose Electric Co. Ltd.   1,000  54,656
Honda Motor Co. Ltd.   7,000  261,035
Hoya Corp.   3,000  103,155
Ito En Ltd.   3,000  104,193
Japan Tobacco, Inc.   10  67,663
Kao Corp.   5,000  82,330
Kawasumi Laboratories, Inc.   8,000  147,226
Kokusai Securities Co. Ltd.   5,000  52,857
Konami Industry Co. Ltd.   3,000  74,720
Mabuchi Motor Co.   600  39,435
Marui Co. Ltd.   4,000  59,084
Matsushita Electric Industrial Co. Ltd.   5,000  79,909
Matsushita Communication Industrial Co. Ltd.   4,000  140,030
Matsumotokiyoshi Co. Ltd.   2,000  67,801
Minebea Co. Ltd.   25,000  265,497
Minolta Camera Co. Ltd.   26,000  168,548
Mitsubishi Estate Co. Ltd.   6,000  52,304
Mitsubishi Trust & Banking Corp.   10,000  72,783
Mitsui Mining & Smelting Co. Ltd.   7,000  31,285
Mori Seiki Co. Ltd. Ord.   3,000  36,011
Nichiei Co. Ltd.   3,200  240,210
Nichicon Corp.   1,000  12,107
Nintendo Co. Ltd. Ord.   1,500  142,694
Nippon Telegraph & Telephone Corp. Ord.   23  198,907
Nomura Securities Co. Ltd.   5,000  58,288
Nippon Soda Co. Ltd.   10,000  63,097
NTT Data Communications System  20  77,764
OKI Electric Industry Co. Ltd.   10,000  26,982
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Orix Corp.   4,500 $ 309,776
Osaka Gas Co. Ltd.   30,000  69,323
Paris Miki, Inc.   3,000  40,473
Rohm Co. Ltd.   3,000  323,578
Ryohin Keikaku Co. Ltd.   400  38,190
Sharp Corp.   23,000  168,991
Shin-Etsu Chemical Co. Ltd.   4,000  66,418
Sony Corp.   3,000  255,085
Sumitomo Special Metals Co.   2,000  39,781
TDK Corp.   2,000  147,364
Takeda Chemical Industries Ltd.   4,000  102,671
Takasago International Corp.   8,000  37,083
Takefuji Corp.   4,000  210,322
Terumo Corp.   6,000  101,079
THK Co. Ltd.   10,000  123,149
Tokyo Gas Co. Ltd.   30,000  63,097
Toyota Motor Corp.   3,000  73,682
Tokyo Electron Ltd.   3,000  83,230
Tokyo Seimitsu Co. Ltd.   2,000  80,116
Uni Charm Corp. Ord.   3,000  107,721
World Co. Ltd.   2,000  53,688
Yonekyu Corp.   4,000  52,719
  7,069,196
KOREA (SOUTH) - 0.1%
Medison Co. Ltd.   8,600  77,578
MALAYSIA - 0.1%
Berjaya Sports Toto BHD  18,000  17,869
Carlsberg Brewery BHD  6,000  15,758
Oriental Holdings BHD  11,200  18,486
Rothmans of Pall Mall Malaysia BHD  10,000  70,478
Tenega Nasional BHD  6,000  5,060
YTL Corp. BHD  5,000  4,337
  131,988
MEXICO - 0.4%
Apasco SA de CV  5,000  25,617
Cifra SA de CV, Series C  35,000  51,009
Desc SA de CV, Series C sponsored ADR  300  7,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEXICO - CONTINUED
El Puerto Liverpool SA Class C  11,000 $ 13,935
Grupo Carso SA de CV Class A-1  5,000  21,300
Grupo Financiero Banamex-Accival Class B (a)  13,000  26,000
Grupo Financiero Inbursa SA Class B  6,000  17,388
Grupo Financiero Bancomer Class B  206,000  68,590
Grupo Televisa SA de CV sponsored ADR (a)  1,200  42,300
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  2,300  115,000
  388,564
NETHERLANDS - 1.7%
AKZO Nobel NV  1,600  81,621
Ahold NV  52  1,604
ING Groep NV  6,149  465,610
Philips Electronics NV (Bearer)  3,900  316,337
Unilever NV Ord.   5,100  365,304
Vedior NV  5,600  176,939
VNU Ord.   4,100  174,568
  1,581,983
NETHERLANDS ANTILLES - 0.0%
Schlumberger Ltd.   300  18,169
NORWAY - 0.1%
NCL Holdings AS (a)  19,666  107,168
PANAMA - 0.0%
Panamerican Beverages, Inc. Class A  600  18,638
PERU - 0.0%
Compania de Minas Buenaventura SA Class B
sponsored ADR  200  2,275
PORTUGAL - 0.5%
BPI-SGPS SA (Reg.)  2,200  86,918
Banco Pinto & Sotto Mayor SA (Reg.)  5,440  124,007
Electricidade de Portugal SA  7,000  164,765
Portugal Telecom SA sponsored ADR  2,000  112,000
  487,690
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RUSSIA - 0.0%
Vimpel Communications sponsored ADR (a)  400 $ 16,800
SINGAPORE - 0.1%
Datacraft Asia Ltd.   20,000  47,800
Elec & Eltek International Co. Ltd.   4,400  17,160
Overseas Chinese Banking Corp.   1,000  3,500
United Overseas Bank Ltd. (For. Reg.)  1,000  2,870
  71,330
SPAIN - 1.9%
Aguas de Barcelon SA  1,400  79,711
Banco Bilbao Vizcaya SA Ord. (Reg.)  14,700  277,689
Banco de Santander SA:
 Ord. (Reg.)  7,200  203,778
 rights 9/30/98 (cv ratio 1.00) (a)  7,200  3,967
 rights 9/30/98 (cv ratio 0.01) (a)  7,200  239
Corp Financiera Reunida-Cofir  14,600  198,383
Mapfre Vida SA  2,400  125,830
Repsol SA Ord.   4,700  256,075
Telefonica de Espana SA Ord.   10,200  498,270
Viscofan Envolturas Celulo SA  2,400  117,558
  1,761,500
SWEDEN - 1.4%
Assa Abloy AB Class B  2,500  108,268
Electrolux AB  5,500  87,936
Ericsson (L.M.) Telephone Co. Class B  9,400  263,897
Europolitan Holdings AB  1,900  189,444
ForeningsSparbanken AB, Series A  7,800  233,217
Skandinaviska Enskilda Banken Class A Free shares 6,300 109,055 Skandia Foersaekrings AB 19,000 325,308
  1,317,125
SWITZERLAND - 2.7%
Credit Suisse Group (Reg.)  1,700  429,630
Julius Baer Holding AG  97  336,826
Nestle SA (Reg.)  215  446,214
Novartis AG (Reg.)  162  273,014
Roche Holding AG  17  182,906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWITZERLAND - CONTINUED
Union Bank of Switzerland (UBS) AG (Reg.)  1,146 $ 497,042
Zurich Allied AG (Reg.)  488  382,745
  2,548,377
UNITED KINGDOM - 4.0%
Amec PLC Ord.   33,600  90,517
Bank of Scotland  14,400  157,523
British Aerospace PLC  23,708  180,767
British Petroleum PLC Ord.   8,657  114,912
British Telecommunications PLC Ord.   18,500  267,918
CGU PLC  7,000  135,661
Glaxo Wellcome PLC  13,900  428,473
HSBC Holdings PLC  5,600  131,752
HSBC Holdings PLC (Reg.)  6,700  157,632
Hazlewood Foods PLC Ord.   30,200  105,518
Lloyds TSB Group PLC  19,629  267,283
National Grid Co. PLC  15,555  108,190
Orange PLC (a)  10,500  127,375
Perpetual PLC  1,600  107,490
Prudential Corp. PLC  16,000  219,304
Royal & Sun Alliance Insurance Group PLC  46  500
Shell Transport & Trading Co. PLC (Reg.)  35,600  227,847
SmithKline Beecham PLC Ord.   25,634  297,572
Somerfield PLC  27,200  206,060
Vodafone Group PLC  36,500  503,268
  3,835,562
UNITED STATES OF AMERICA - 25.7%
American International Group, Inc.   2,800  422,275
AFLAC, Inc.   5,000  171,875
AT&T Corp.   12,000  727,500
Abercrombie & Fitch Co. Class A (a)  150  6,966
Advanced Fibre Communication, Inc. (a)   100  1,994
Ahmanson (H.F.) & Co.   1,000  66,063
Alumax, Inc.   871  41,862
Aluminum Co. of America  1,000  69,313
America West Holdings Corp. Class B (a)  2,000  48,125
American Express Co.   5,000  551,875
American Home Products Corp.   7,000  360,500
American Standard Companies, Inc. (a)   4,000  190,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
AMP, Inc.   4,000 $ 117,500
Apple Computer, Inc. (a)   2,000  69,250
Associates First Capital Corp. Class A  524  40,708
Avon Products, Inc.   5,000  432,500
Bed Bath & Beyond, Inc. (a)   1,000  43,125
BJ Services Co. (a)   1,000  21,063
BMC Software, Inc.   2,300  113,419
Banc One Corp.   3,150  162,816
Bank of New York Co., Inc.   5,600  358,400
BankAmerica Corp.   5,000  448,750
Bausch & Lomb, Inc.   4,500  230,063
BEA Systems, Inc. (a)   3,000  58,875
Black & Decker Corp.   2,000  113,750
Burlington Resources, Inc.   4,000  145,000
CBS Corp.   5,000  169,688
CSX Corp.   2,500  101,094
CVS Corp.   4,000  164,000
Cardinal Health, Inc.   2,000  192,125
Cellular Communications International, Inc. (a)   2,000  120,000
Chesapeake Corp.   1,500  58,500
Ciena Corp. (a)   1,000  74,063
Cisco Systems, Inc. (a)   1,000  95,750
Citicorp  3,400  578,000
Clear Channel Communications, Inc. (a)   1,000  56,188
Clorox Co.   1,000  102,500
Comcast Corp. Class A special  1,000  45,406
Compaq Computer Corp.   8,000  263,000
Cooper Cameron Corp. (a)   4,000  140,250
Corn Products International, Inc. (a)   2,000  59,500
Crescent Real Estate Equities, Inc.   1,000  29,375
Dell Computer Corp. (a)   4,000  434,375
Disney (Walt) Co.   4,500  154,969
Dole Food, Inc.   4,000  188,500
Dresser Industries, Inc.   3,400  120,063
du Pont (E.I.) de Nemours & Co.   4,600  285,200
Duke Energy Corp.   2,500  142,813
EVI Weatherford, Inc. (a)   5,500  141,625
FPL Group, Inc.   1,800  109,463
Fannie Mae  3,000  186,000
Federated Department Stores, Inc. (a)   3,000  158,813
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Fleet Financial Group, Inc.   2,000 $ 171,875
Ford Motor Co.   4,000  227,750
Forest Laboratories, Inc. (a)   2,000  75,000
Fort James Corp.   2,500  84,375
Frontier Oil Corp. (a)   14,000  104,125
GTE Corp.   2,000  108,750
General Electric Co.   12,000  1,071,750
General Motors Corp.   1,000  72,313
Gillette Co.   11,400  597,075
Gulfstream Aerospace Corp. (a)   4,000  183,000
Hartford Financial Services Group, Inc.   2,000  104,125
HEALTHSOUTH Corp. (a)   2,000  50,250
Headlands Mortgage Co. (a)   3,000  55,875
Home Depot, Inc.   2,000  83,750
Household International, Inc.   7,293  362,827
Illinois Tool Works, Inc.   1,000  56,063
Intel Corp.   2,500  211,094
International Business Machines Corp.   1,200  159,000
Interpublic Group of Companies, Inc.   4,000  241,000
Jefferson Smurfit Corp. (a)   2,000  26,500
Johnson & Johnson  5,500  424,875
Leggett & Platt, Inc.   7,200  193,050
Lehman Brothers Holdings, Inc.   2,000  144,000
Lilly (Eli) & Co.   4,000  269,000
Limited, Inc. (The)  11,000  294,938
Lockheed Martin Corp.   1,300  129,594
Lucent Technologies, Inc.   2,000  184,875
MCI Communications Corp.   11,500  744,625
MGIC Investment Corp.   2,000  107,250
Masco Corp.   3,000  85,688
MediaOne Group, Inc. (a)   3,000  144,938
Medtronic, Inc.   3,000  185,813
Merck & Co., Inc.   1,500  184,969
Merrill Lynch & Co., Inc.   800  78,000
Microsoft Corp. (a)   9,500  1,044,406
Nalco Chemical Co.   3,000  102,938
National Mercantile Bancorp. warrants 6/2/99 (a)  2,403  -
Omnicom Group, Inc.   2,000  105,000
Oracle Corp. (a)   3,000  79,500
PG&E Corp.   2,000  60,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
PacifiCare Health Systems, Inc. Class B (a)  1,000 $ 71,750
PeopleSoft, Inc. (a)   2,000  75,375
Philip Morris Companies, Inc.   4,000  175,250
Promus Hotel Corp. (a)   2,000  75,250
Qwest Communications International, Inc. (a)   2,000  80,750
Resource Bancshares Mortgage Group, Inc.   3,000  58,313
Rite Aid Corp.   5,000  197,500
Rubbermaid, Inc.   5,000  166,563
Safeskin Corp. (a)   2,000  75,125
Sara Lee Corp.   3,000  150,375
Schawk, Inc. Class A  2,000  32,500
Schering-Plough Corp.   2,900  280,575
Siebel Systems, Inc. (a)   5,000  135,625
Starwood Hotels & Resorts Trust  1,500  61,594
Steris Corp. (a)   2,000  122,000
Stone Container Corp. (a)   3,000  39,188
Stryker Corp.   2,400  104,250
Sunbeam-Oster, Inc.   1,000  8,875
Sybron International Corp (a).   1,000  20,750
Tel-Save Holdings, Inc. (a)   5,000  62,500
Tele-Communications, Inc. (TCI Group), Series A (a)  1,000  41,750
Tenet Healthcare Corp. (a)   4,500  134,719
Texas Instruments, Inc.   300  17,794
Textron, Inc.   1,500  110,813
Time Warner, Inc.   3,000  270,188
Tosco Corp.   4,200  117,600
Transocean Offshore, Inc.   3,000  118,313
Travelers Group, Inc. (The)  2,400  160,800
Tyco International Ltd.   1,500  92,906
USX-Marathon Group  4,500  153,563
U.S. Bancorp  6,000  276,000
Unisys Corp. (a)   6,000  165,375
United HealthCare Corp.   1,500  84,750
U.S. WEST, Inc.   81  4,323
VLSI Technology, Inc. (a)   3,000  48,000
Wal-Mart Stores, Inc.   16,000  1,010,000
Warner-Lambert Co.   6,000  453,375
Washington Mutual, Inc.   4,900  195,694
Waters Corp. (a)   1,000  63,875
Wellpoint Health Networks, Inc. (a)   1,500  91,969
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Wells Fargo & Co.   300 $ 106,763
Western Atlas, Inc.   4,000  261,750
WorldCom, Inc. (a)   12,000  634,500
  24,405,086
TOTAL COMMON STOCKS
(Cost $48,794,660)   57,877,496
PREFERRED STOCKS - 1.3%
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust $1.44 PEPS  15,000  96,563
NONCONVERTIBLE PREFERRED STOCKS - 1.2%
AUSTRALIA - 0.1%
Star City Holdings Ltd. (a)   62,000  39,091
GERMANY - 0.8%
Dyckerhoff AG (non-vtg.)  200  87,683
Porsche AG  37  99,744
SAP AG (Systeme Anwendungen Produkte)  600  437,291
Wella AG  162  168,669
  793,387
ITALY - 0.3%
Telecom Italia Mobile Spa  78,700  300,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS    1,133,316
TOTAL PREFERRED STOCKS
(Cost $1,034,951)   1,229,879
CLOSED-END INVESTMENT COMPANIES - 0.1%
 SHARES VALUE (NOTE 1)
EMERGING MARKETS - 0.0%
Templeton Dragon Fund, Inc.   1,000 $ 7,625
MULTI-NATIONAL - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   1,500  9,750
PORTUGAL - 0.1%
Portugal Fund, Inc.   3,000  65,813
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $80,055)   83,188
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (B)
JAPAN - 0.2%
MBL International Finance of Bermuda 3%, 11/30/02
(Cost $277,225)  A1 $ 240,000  229,800
GOVERNMENT OBLIGATIONS (F) - 23.7%
FRANCE - 1.3%
French Government Oat 5.5%, 4/25/04  Aaa FRF 7,100,000  1,255,627
GERMANY - 3.0%
Treuhandanstalt 6 5/8%, 7/9/03  Aaa DEM 4,650,000  2,873,456
ITALY - 0.6%
Italian Republic 10 1/2%, 9/1 /05 (c)  Aa3 ITL 700,000  535,363
SWEDEN - 0.9%
Swedish Kingdom 10 1/4%, 5/5 /03  Aa1 SEK 5,000,000  779,832
UNITED KINGDOM - 1.8%
United Kingdom, Great Britain & Northern Ireland
9 1/2%, 4/18/05  Aaa GBP 900,000  1,747,245
GOVERNMENT OBLIGATIONS (F) - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
UNITED STATES OF AMERICA - 16.1%
Federal Home Loan Bank:
 5.67%, 1/14/00  Aaa $ 2,985,000 $ 2,985,925
 5.53%, 2/3/00  Aaa  1,625,000  1,621,701
Fannie Mae 5.43%, 1/27/00  Aaa  1,950,000  1,942,083
U.S. Treasury Bills, yield at date of purchase
 4.9519 to 4.9894% 10/08/98 (e)  -  115,000  113,966
U.S. Treasury Bonds:
 7 1/4%, 2/ 15/23  Aaa  1,350,000  1,579,284
 8 1/8%, 8/15/19  Aaa  1,300,000  1,660,542
 12 3/4%, 11/15/10 (callable)  Aaa  880,000  1,246,714
 13 7/8%, 5/15/11 (callable)  Aaa  980,000  1,478,271
U.S. Treasury Notes:
 6.5% 10/15/06  Aaa  1,900,000  2,011,321
 7 7/8%, 8/15/01  Aaa  640,000  680,998
  15,320,805
TOTAL GOVERNMENT OBLIGATIONS
(Cost $22,527,147)   22,512,328
CASH EQUIVALENTS - 13.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury Obligations), in a joint
trading account at 5.62%, dated
7/31/98 due 8/3/98   $ 13,206,182  13,200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $85,914,038)  $ 95,132,691
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
8 S & P 500 Stock Index Contracts   Sep 98 $ 2,189,233 $ 56,767
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.3%
SECURITY TYPE ABBREVIATIONS
PEPS - Participating Equity Preferred
  Shares/Premium Exchangeable
  Participating Shares
CURRENCY ABBREVIATIONS
AUD - Australian dollar
GBP - British pound
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
SEK - Swedish krona
LEGEND
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Principal amount in thousands.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $217,835 or 0.2% of net assets.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $113,966.
(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(g) Purchased on an installment basis. Market value reflects only those payments made through 11/17/97. The remaining installment aggregating AUD 55,080 is due 11/17/1998.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS       S&P RATINGS
 Aaa, Aa, A 23.7%      AAA, AA, A 23.7%
 Baa         0.0%      BBB         0.0%
 Ba          0.0%      BB          0.0%
 B           0.0%      B           0.0%
 Caa         0.0%      CCC         0.0%
 Ca, C       0.0%      CC, C       0.0%
                       D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment
in Securities
Basic Industries   1.8%
Cash Equivalents   13.9
Construction & Real Estate   1.3
Durables   2.8
Energy   2.8
Finance   15.8
Government Obligations   23.7
Health    5.6
Industrial Machinery & Equipment   3.4
Media & Leisure   2.3
Nondurables   4.6
Retail & Wholesale   3.2
Services   1.4
Technology   7.7
Utilities   8.1
Others (Individually less than 1%)   1.6
    100.0%
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $85,988,639. Net unrealized appreciation aggregated $9,144,052, of which $12,290,112 related to appreciated investment securities and $3,146,060 related to depreciated investment securities.
At July 31, 1998, the fund had a capital loss carryforward of approximately $6,552,000 which will expire on July 31, 2004.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS                                                   JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 95,132,691
AGREEMENTS OF $13,200,000) (COST $85,914,038) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $62,443)                            62,240

RECEIVABLE FOR INVESTMENTS SOLD                                          2,624,831

RECEIVABLE FOR FUND SHARES SOLD                                          766,288

DIVIDENDS RECEIVABLE                                                     82,231

INTEREST RECEIVABLE                                                      357,376

OTHER RECEIVABLES                                                        762

 TOTAL ASSETS                                                            99,026,419

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 33,359

PAYABLE FOR INVESTMENTS PURCHASED                            3,363,726

PAYABLE FOR FUND SHARES REDEEMED                             497,517

ACCRUED MANAGEMENT FEE                                       58,789

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             12,600

OTHER PAYABLES AND ACCRUED EXPENSES                          99,915

 TOTAL LIABILITIES                                                       4,065,906

NET ASSETS                                                              $ 94,960,513

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 91,632,934

UNDISTRIBUTED NET INVESTMENT INCOME                                      742,283

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (6,683,048)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                9,268,344
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 5,715,271 SHARES OUTSTANDING                            $ 94,960,513

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                     $16.62
PER SHARE ($94,960,513 (DIVIDED BY) 5,715,271 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                                   YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                     $ 818,823
DIVIDENDS

INTEREST                                                               1,748,915

                                                                       2,567,738

LESS FOREIGN TAXES WITHHELD                                            (67,278)

 TOTAL INCOME                                                          2,500,460

EXPENSES

MANAGEMENT FEE                                            $ 555,880

TRANSFER AGENT FEES                                        218,691

ACCOUNTING FEES AND EXPENSES                               62,162

CUSTODIAN FEES AND EXPENSES                                92,024

REGISTRATION FEES                                          46,543

AUDIT                                                      66,595

LEGAL                                                      324

MISCELLANEOUS                                              1,446

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,043,665

 EXPENSE REDUCTIONS                                        (10,619)    1,033,046

NET INVESTMENT INCOME                                                  1,467,414

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     6,456,352

 FOREIGN CURRENCY TRANSACTIONS                             (12,499)

 FUTURES CONTRACTS                                         189,858     6,633,711

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (785,416)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              3,490

 FUTURES CONTRACTS                                         56,767      (725,159)

NET GAIN (LOSS)                                                        5,908,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 7,375,966
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           JULY 31,       JULY 31,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 1,467,414    $ 1,735,993
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   6,633,711      4,042,959

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (725,159)      10,328,422

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            7,375,966      16,107,374
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (1,895,825)    (2,871,377)

SHARE TRANSACTIONS                                          66,298,210     36,337,493
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              1,827,302      2,728,128

 COST OF SHARES REDEEMED                                    (53,263,687)   (65,467,695)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            14,861,825     (26,402,074)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   20,341,966     (13,166,077)

NET ASSETS

 BEGINNING OF PERIOD                                        74,618,547     87,784,624

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 94,960,513   $ 74,618,547
INCOME OF $742,283 AND $1,038,716, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       4,236,702      2,664,438

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    124,912        214,058

 REDEEMED                                                   (3,475,772)    (4,847,773)

 NET INCREASE (DECREASE)                                    885,842        (1,969,277)




FINANCIAL HIGHLIGHTS
                                                  YEARS ENDED JULY 31,

                                    1998      1997      1996      1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 15.45   $ 12.91   $ 12.40   $ 11.99    $ 11.98
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .30 B     .31 B     .31       .28        .32 B

 NET REALIZED AND UNREALIZED         1.27      2.68      .25       .13        .25
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    1.57      2.99      .56       .41        .57

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.40)     (.45)     (.05)     -          (.15)

 FROM NET REALIZED GAIN              -         -         -         -          (.11)

 IN EXCESS OF NET REALIZED GAIN      -         -         -         -          (.20)

 RETURN OF CAPITAL                   -         -         -         -          (.10)

 TOTAL DISTRIBUTIONS                 (.40)     (.45)     (.05)     -          (.56)

NET ASSET VALUE, END OF PERIOD      $ 16.62   $ 15.45   $ 12.91   $ 12.40    $ 11.99

TOTAL RETURN A                       10.53%    23.93%    4.52%     3.42%      4.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 94,961  $ 74,619  $ 87,785  $ 148,831  $ 313,246
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.39%     1.51%     1.39%     1.34%      1.68%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.37% C   1.49% C   1.36% C   1.33% C    1.67% C
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    1.95%     2.28%     2.94%     4.68%      2.56%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              81%       57%       189%      242%       226%

AVERAGE COMMISSION RATE D           $ .0074   $ .0089


E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INCOME TAXES - CONTINUED
includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $59,716,522 and $54,412,071, respectively, of which U.S. government and government agency obligations aggregated $8,921,704 and $6,843,829, respectively.
The market value of futures contracts opened and closed during the period amounted to $6,319,279 and $4,319,904, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of
 .74% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,426 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $10,383 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $27 and $209, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Global Balanced Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Puritan Trust) at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 1998
DISTRIBUTIONS


A total of 36.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 7.79% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1
 For mutual fund and brokerage trading.
2
 For quotes.*
3
 For account balances and holdings.
4
 To review orders and mutual
fund activity.
5
 To change your PIN.
*0
  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard R. Mace, Jr., Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

GBL-ANN-0998  60505
1.536134.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CORPORATE HEADQUARTERS
82 Devonshire St., Boston, MA 02109
WWW.FIDELITY.COM


FIDELITY
LOW-PRICED STOCK
FUND
ANNUAL REPORT
JULY 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    47  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   51  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   63  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           64


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998          PAST 1  PAST 5   LIFE OF
                                     YEAR    YEARS    FUND

FIDELITY LOW-PRICED STOCK            10.53%  141.86%  385.53%

FIDELITY LOW-PRICED STOCK            7.22%   134.61%  370.96%
(INCL. 3.00% SALES CHARGE)

RUSSELL 2000 (REGISTERED TRADEMARK)  2.31%   90.76%   191.06%

SMALL CAP FUNDS AVERAGE              2.64%   101.66%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or or since the fund started on December 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 550 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998       PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY LOW-PRICED STOCK         10.53%  19.32%  20.18%

FIDELITY LOW-PRICED STOCK         7.22%   18.60%  19.75%
(INCL. 3.00% SALES CHARGE)

RUSSELL 2000                      2.31%   13.79%  13.23%

SMALL CAP FUNDS AVERAGE           2.64%   14.86%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Low-Priced Stock            Russell 2000
             00316                       RS002
  1989/12/27       9700.00                    10000.00
  1989/12/31       9593.30                    10142.97
  1990/01/31       9535.10                     9256.82
  1990/02/28       9719.40                     9544.23
  1990/03/31       9816.40                     9915.46
  1990/04/30       9447.80                     9591.71
  1990/05/31      10194.70                    10270.61
  1990/06/30      10476.00                    10291.43
  1990/07/31      10417.80                     9838.77
  1990/08/31       9379.90                     8528.44
  1990/09/30       8968.27                     7773.76
  1990/10/31       8816.43                     7299.19
  1990/11/30       9292.18                     7855.75
  1990/12/31       9585.72                     8167.44
  1991/01/31      10466.35                     8906.05
  1991/02/28      11397.59                     9899.21
  1991/03/31      12156.76                    10596.00
  1991/04/30      12622.38                    10569.34
  1991/05/31      12814.70                    11073.13
  1991/06/30      12045.42                    10427.83
  1991/07/31      12784.34                    10793.76
  1991/08/31      13138.61                    11193.28
  1991/09/30      13192.71                    11280.93
  1991/10/31      13653.40                    11579.29
  1991/11/30      13098.47                    11043.73
  1991/12/31      14019.94                    11928.06
  1992/01/31      15233.92                    12894.55
  1992/02/29      16211.56                    13270.70
  1992/03/31      15674.40                    12821.51
  1992/04/30      15824.80                    12372.32
  1992/05/31      15932.23                    12536.84
  1992/06/30      15545.48                    11943.94
  1992/07/31      16050.41                    12359.54
  1992/08/31      16007.44                    12010.77
  1992/09/30      16137.72                    12287.78
  1992/10/31      16406.50                    12678.35
  1992/11/30      17515.20                    13648.50
  1992/12/31      18079.01                    14123.98
  1993/01/31      18543.44                    14602.03
  1993/02/28      18384.85                    14264.77
  1993/03/31      18939.91                    14727.65
  1993/04/30      18758.67                    14323.38
  1993/05/31      19155.14                    14957.18
  1993/06/30      19223.10                    15050.49
  1993/07/31      19472.31                    15258.29
  1993/08/31      20163.30                    15917.47
  1993/09/30      20327.14                    16366.66
  1993/10/31      21075.97                    16787.91
  1993/11/30      20713.64                    16235.37
  1993/12/31      21733.10                    16790.47
  1994/01/31      22863.72                    17316.90
  1994/02/28      22851.16                    17254.27
  1994/03/31      21846.16                    16343.28
  1994/04/30      22034.60                    16440.43
  1994/05/31      21959.22                    16255.82
  1994/06/30      21645.16                    15703.83
  1994/07/31      22135.10                    15961.84
  1994/08/31      22964.22                    16851.27
  1994/09/30      23073.27                    16794.85
  1994/10/31      23252.45                    16728.57
  1994/11/30      22632.20                    16052.95
  1994/12/31      22778.19                    16484.25
  1995/01/31      22763.95                    16276.27
  1995/02/28      23418.83                    16953.35
  1995/03/31      23575.43                    17245.32
  1995/04/30      24344.19                    17628.78
  1995/05/31      24842.46                    17931.89
  1995/06/30      25796.30                    18862.12
  1995/07/31      27405.01                    19948.62
  1995/08/31      27661.27                    20361.30
  1995/09/30      28155.35                    20724.91
  1995/10/31      27354.31                    19798.05
  1995/11/30      28066.35                    20629.85
  1995/12/31      28448.62                    21174.16
  1996/01/31      28756.17                    21151.47
  1996/02/29      29678.83                    21810.65
  1996/03/31      30170.91                    22254.62
  1996/04/30      31431.88                    23444.61
  1996/05/31      32385.29                    24368.50
  1996/06/30      31770.18                    23367.84
  1996/07/31      30555.35                    21326.81
  1996/08/31      31724.05                    22565.05
  1996/09/30      32717.98                    23446.88
  1996/10/31      33317.40                    23085.51
  1996/11/30      35082.34                    24036.74
  1996/12/31      36098.62                    24666.68
  1997/01/31      36504.41                    25159.64
  1997/02/28      36927.11                    24549.60
  1997/03/31      36250.79                    23391.20
  1997/04/30      36200.07                    23456.40
  1997/05/31      38922.26                    26065.92
  1997/06/30      40494.70                    27182.99
  1997/07/31      42608.21                    28447.87
  1997/08/31      42963.28                    29098.79
  1997/09/30      45766.34                    31228.66
  1997/10/31      45019.86                    29856.82
  1997/11/30      45233.14                    29663.71
  1997/12/31      45748.92                    30182.91
  1998/01/31      45767.12                    29706.57
  1998/02/28      48279.40                    31903.16
  1998/03/31      50063.48                    33218.93
  1998/04/30      50773.47                    33402.75
  1998/05/31      49608.36                    31603.78
  1998/06/30      49371.69                    31670.26
  1998/07/31      47096.08                    29106.43
IMATRL PRASUN   SHR__CHT 19980731 19980817 090321 R00000000000107
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by July 31, 1998, the value of the investment would have grown to $47,096 - a 370.96% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,106 - a 191.06% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
For the most part, the past 12
months have been witness to solid
gains and record-setting stock
market performance in the U.S.
Despite that, the final few weeks
of the period ending July 31, 1998,
left many investors asking "What
have you done for me lately?" For
the 12-month period, the Standard
& Poor's 500 Index - a measure
of the U.S. stock market -
produced a return of 19.29%. But
whether one of the longest
running bull markets in recent
history is now an endangered
species remains to be seen.
There have been some
extraordinary highs and lows in
the equity market over the past 12
months. In late October, the Dow
Jones Industrial Average fell
550-plus points in one trading
session. That, however, was
quickly overcome by the first
quarter of 1998 as investors in
stocks were rewarded with strong
gains and an upward trend in
stock prices. But despite low
interest rates, a strong economy
and tame inflation domestically,
investor uncertainty over
corporate earnings reports and
the Asian market upheaval
began to have a tangible effect on
our markets at home. After hitting
a record of 9337.97 on July 17,
1998, the Dow Jones Industrial
Average racked up losses of over
400 points the week of July
20th. Still, the 12-month S&P
return of 19.29% is nearly twice
that of the stock market's historical
annual performance.
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund
Q. HOW DID THE FUND PERFORM, JOEL?
A. It was a tough year for small-company stocks, but the fund fared well relative to its comparative benchmarks. For the 12 months that ended July 31, 1998, the fund returned 10.53%. The small cap funds average returned 2.64% during that time, according to Lipper Analytical Services. The Russell 2000 Index returned 2.31% during the 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. Good stock selection helped the fund outperform its comparative index. I tried to emphasize companies with steady, predictable earnings growth and reasonable valuations. While several individual positions performed poorly due to disappointing earnings, the fund's exposure to several weaker areas - namely energy and energy service; metals; real estate investment trusts; and semiconductor capital equipment - was low. We also witnessed a very narrow stock market, with stocks of larger companies accounting for much of the gains. This also hurt the overall performance of the low-priced universe.
Q. WHICH MARKET SECTORS OFFERED GOOD EARNINGS GROWTH PROSPECTS DURING THE PERIOD? WHICH SECTORS PROVED DISAPPOINTING?
A. Homebuilding and insurance companies were particularly attractive. Homebuilding is a purely domestic business with no import competition, and pricing trends were quite firm throughout the period. Homebuilding stocks within the portfolio that performed well included Crossman Communities and U.S. Homes. Insurance companies - especially insurance brokers and Bermuda-based companies -were also an area of emphasis. Specialized insurance brokers benefited from growing demand for new risk-transfer mechanisms, while Bermuda companies benefited from lower taxes as well as a strong flow of business from both the U.S. and London insurance markets. Examples of fund positions included insurance broker E.W. Blanch and Bermuda insurance firms Renaissance Re Holdings and Terra Nova. Each of these stocks performed well during the period. For disappointments, I'd point to the fund's textile- and semiconductor-related holdings. The textile industry is very much a global one, and increased competition and pricing pressure hurt stocks such as Galey & Lord and Dyersburg. Semiconductor makers also were hurt by the extreme pricing pressure - or inability to raise prices - with Quality Semiconductor and Micro Linear taking it on the chin.
Q. WERE THERE ANY OTHER SECTORS THAT CAUGHT YOUR INTEREST?
A. Domestic regional airlines were appealing, primarily because their travel volumes did not suffer from lack of demand from Asia. Many also benefited from the drastic decline in oil prices. Portfolio examples included Comair, ASA Holdings and Midwest Express.
Q. THE FUND CONTINUED TO HAVE CONSIDERABLE EXPOSURE TO BANK STOCKS. WHAT WAS YOUR INVESTMENT STRATEGY WITHIN THIS SECTOR?
A. I tried to focus on banks that I felt could grow internally - as well as by merger - since internal growth is often more consistent, can carry lower risks and can be more profitable. Banks that focus on customer service often earn the loyalty that allows them to grow faster. For some banks, that could mean targeting certain ethnic groups, particularly first generation Americans. For others, it may mean having lending authority nearby rather than far away. One example within the portfolio was Firstbank Puerto Rico, which performed very well during the period.
Q. USEC IS ONE OF THE LARGER NEW POSITIONS IN THE PORTFOLIO. WHAT WAS APPEALING ABOUT THIS STOCK?
A. USEC is a recent privatization of the U.S. government's uranium processing business. The company sells enriched uranium to utilities on long-term contracts, and thus its business prospects tend to be fairly predictable. As a private business, USEC has also been quite active in cutting costs, particularly in the areas of electricity usage and labor. The company also has a development project called AVLIS that may help reduce costs further.
Q. EFFECTIVE APRIL 3, 1998, THE FUND WAS CLOSED TO NEW INVESTORS. WHY WAS THIS MOVE MADE AND HOW WILL IT BENEFIT SHAREHOLDERS?
A. Our primary intent was to stabilize the fund's cash flows. Since the fund invests mainly in stocks priced $35 or lower, many of its investment opportunities involve smaller-sized companies. Given this, we felt limiting the fund's asset growth would allow me to stay more fully invested as I try to find good opportunities within the low-priced universe. Current shareholders still can purchase shares of the fund.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. As the period came to an end, a tight labor market and falling demand from overseas had translated into a slowdown for corporate earnings. Moreso than large companies, small-company stocks are selling at prices that reflect this bad news. For now, I'll continue to look for companies that I feel offer steady, predictable earnings growth at moderate prices, as they are least likely to be hurt by a profit slowdown.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOEL TILLINGHAST EXPLORES
GLOBAL MARKET VOLATILITY AND
HOW IT HAS AFFECTED THE
LOW-PRICED UNIVERSE:
"By now, investors are no doubt
aware of the continuing economic
sagas in both Southeast Asia and
Japan. As these respective
situations have played out,
they've had both a direct and an
indirect impact on low-priced
stocks.
"The direct, absolute impact is
obvious. Many small companies
with business ties to Southeast
Asia - and the fund held a few
during the period - got hit hard
as business continued to slump
in that region. But the difficulties
weren't restricted to companies
with direct Asian business exposure.
"Most Asian countries have
devalued their currencies,
producing lower dollar prices on
exported products. This caused a
high degree of pricing pressure in
American basic manufacturing
industries, particularly the textile
sector. Semiconductor makers
encountered the same problems.
"While I can't foresee all the
indirect effects of the Asian slump,
I am trying to insulate the fund by
avoiding highly competitive
commodity industries and favoring
companies with differentiated
products and steady demand."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in low-priced common
stocks ($35 or less at time
of purchase)
FUND NUMBER: 316
TRADING SYMBOL: FLPSX
START DATE: December 27, 1989
SIZE: as of July 31, 1998,
more than $10.5 billion
MANAGER: Joel Tillinghast,
since 1989; analyst for natural
gas, personal care products,
appliance and tobacco
industries, 1986-1989; joined
Fidelity in 1986
(checkmark)
INVESTMENT CHANGES



TOP TEN STOCKS AS OF JULY 31, 1998
                                         % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE STOCKS
                                                       6 MONTHS AGO

GALLAHER GROUP PLC SPONSORED ADR         1.2           1.0

USEC, INC.                               1.1           0.0

HYDER PLC                                1.1           0.9

KING WORLD PRODUCTIONS, INC.             1.0           1.0

NORDBANKEN HOLDING AB                    0.9           0.7

VIAD CORP.                               0.8           0.7

BIOMET, INC.                             0.8           0.7

YORKSHIRE WATER PLC                      0.8           0.7

FIRSTBANK PUERTO RICO                    0.8           0.5

UNIVERSAL HEALTH SERVICES, INC. CLASS B  0.7           0.6


TOP FIVE MARKET SECTORS AS OF JULY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             16.9          14.0

TECHNOLOGY          10.3          11.0

DURABLES            7.1           6.2

RETAIL & WHOLESALE  6.5           6.1

HEALTH              6.4           5.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **
ROW: 1, COL: 1, VALUE: 89.2
ROW: 1, COL: 2, VALUE: 10.8
STOCKS 79.9%
SHORT-TERM
INVESTMENTS 20.1%
FOREIGN
INVESTMENTS 22.3%
STOCKS  89.2%
SHORT-TERM
INVESTMENTS 10.8%
FOREIGN
INVESTMENTS 25.6%
ROW: 1, COL: 1, VALUE: 79.90000000000001
ROW: 1, COL: 2, VALUE: 20.1
*
**
INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.4%
Allied Research Corp. (a)(d)   472,000 $ 4,720
Doncasters PLC sponsored ADR (a)  149,000  3,837
Gulfstream Aerospace Corp. (a)   335,000  15,326
Primex Technologies, Inc.   218,300  10,096
Transtechnology Corp.   264,600  6,747
  40,726
DEFENSE ELECTRONICS - 0.2%
DRS Technologies, Inc. (a)   42,500  468
Ducommun, Inc. (a)(d)  1,120,500  22,410
Flir Systems, Inc. (a)(d)  302,500  5,067
  27,945
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.   245,400  6,181
Vosper Thornycroft Holdings PLC  50,000  690
  6,871
TOTAL AEROSPACE & DEFENSE   75,542
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 2.9%
AEP Industries, Inc. (a)   37,500  764
Aronkasei Co. Ltd.   650,000  1,524
CFC International, Inc. (a)   112,000  1,400
European Colour PLC  1,000,000  914
Foamex International, Inc.   240,000  4,140
Hawkins Chemicals, Inc.   24,000  255
International Specialty Products, Inc. (a)   2,000,000  34,125
Lyondell Petrochemical Co.   1,330,000  32,585
Martin Color-Fi, Inc. (a)(d)   553,000  1,452
McKechnie PLC  200,000  1,322
Nihon Kagaku Sangyo Co. Ltd.   200,000  498
Nippon Chemical Industrial Co. Ltd.   300,000  718
Octel Corp. (a)(d)  1,472,000  29,900
OM Group, Inc.   25,000  927
Quixote Corp. (d)  636,700  8,755
Solutia, Inc.   1,525,000  45,273
Spartech Corp.   1,000,000  19,000
Sybron Chemical Industry Corp. (a)   144,200  4,038
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Tokyo Printing Ink Manufacturing Co. Ltd.   375,000 $ 742
USEC, Inc. (a)(d)  8,400,000  119,700
Wardle Stroeys PLC Class L  224,900  1,469
  309,501
IRON & STEEL - 0.4%
Beltecno Corp.   100,000  266
Bunka Shutter Co. Ltd.   150,000  407
Chubu Steel Plate Co. Ltd.   1,000,000  1,536
Cold Metal Products, Inc. (a)(d)   428,000  2,087
Fansteel, Inc. (a)(d)  851,700  6,068
Harris Steel Group, Inc. Class A  147,200  1,120
Hawk Corp. Class A (a)  288,800  4,946
Japan Steel Tower Co. Ltd.   500,000  1,003
Nittetsu Steel Drum Co. Ltd.   100,000  280
Richardsons Westgarth PLC Class L (d)  3,415,000  2,676
Roanoke Electric Steel Corp.   421,000  7,157
Samuel Manu-Tech, Inc.   1,000,000  7,606
Steel of West Virginia, Inc. (a)(d)  663,000  5,636
Tadano Ltd.   25,000  70
Takigami Steel Construction Co. Ltd.   300,000  789
  41,647
METALS & MINING - 1.0%
AFC Cable Systems, Inc. (a)(d)  800,000  25,500
Acacia Resources Ltd.   1,250,000  1,516
Acier Leroux, Inc. Class B (a)  125,000  508
Acier Leroux, Inc. Class B  200,000  814
Billiton PLC  3,000,000  6,772
Brush Wellman, Inc.   413,900  6,571
Cable Design Technology Corp. (a)   714,200  14,954
Chase Industries, Inc. (a)(d)   801,150  13,620
Draka Holding NV  86,000  3,090
Elkem ASA  100,000  1,207
Fimalac SA (Fin Marc de Lacharriere)  50,000  6,010
Major Drilling Group International, Inc. (a)   75,000  322
Metaleurop SA (a)  110,063  887
Metaleurop SA warrants 02/4/00 (a)  315,190  267
Nagahori Corp.   200,000  304
PK Cables OY  150,000  5,273
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
QNI Ltd.   750,000 $ 323
Special Metals Corp. (a)   525,000  7,941
Superior Telecom, Inc.   249,050  8,592
Toami Corp.  350,000  1,562
  106,033
PACKAGING & CONTAINERS - 0.4%
Boxmore International  440,000  1,422
M Y Holdings PLC  100,000  129
Owens-Illinois, Inc. (a)   633,900  27,971
Silgan Holdings, Inc. (a)   400,000  10,625
  40,147
PAPER & FOREST PRODUCTS - 0.6%
ABT Building Products Corp. (a)  127,500  1,737
CVG (Crown Van Gelder)   300,000  5,241
Clondalkin Group PLC unit   1,000,000  8,064
Enso OY Class R  1,300,000  12,543
FiberMark, Inc. (a)   93,600  1,234
Mercer International, Inc. (SBI)  247,200  2,256
Metsa-Serla Ltd. Class B  3,000,000  24,723
Rolland, Inc.   325,000  1,720
Uehara Sei Shoji Co. Ltd.   1,000,000  2,498
  60,016
TOTAL BASIC INDUSTRIES   557,344
CONSTRUCTION & REAL ESTATE - 5.8%
BUILDING MATERIALS - 1.8%
Aggregate Industries PLC  8,000,000  7,706
American Precision Industries, Inc. (a)   109,600  1,747
American Woodmark Corp.   197,500  5,481
Anglian Group PLC  200,000  731
Asahi Concrete Works Co. Ltd. (d)  900,000  2,677
Baynes (Charles) PLC  1,000,000  963
Beijer Alma AB Series B  34,600  762
Brampton Brick Ltd. Class A (a)(d)  375,000  1,054
Centex Construction Products, Inc.   705,600  30,694
Chart Industries, Inc. (d)  1,150,000  13,225
Ciments Francais Class A  15,000  894
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Devcon International Corp. (a)   217,700 $ 653
Domco, Inc.   725,000  6,594
Domco, Inc. warrants 11/6/98 (a)  175,000  544
Drew Industries, Inc. (a)(d)  1,135,200  15,893
Emco Ltd. (a)   150,000  987
Engineered Support Systems, Inc. (d)  330,750  5,995
Florida Rock Industries, Inc.   64,600  1,768
Giant Cement Holding, Inc. (a)(d)   587,100  15,998
Heywood Williams Group PLC  300,000  1,112
Hibiya Engineering Ltd.   1,500,000  6,538
Ibstock Johnsen PLC  750,000  612
Kaynar Technologies, Inc. (a)(d)  369,700  6,747
Kingspan Group PLC   100,000  410
Komai Tekko, Inc.  125,000  236
Kondotec, Inc.   275,000  1,123
Kyushu Fujisash Co. Ltd.   100,000  221
Mark IV Industries, Inc.   1,640,080  31,573
Matsuo Bridge Co. Ltd.   500,000  816
Nichiha Corp.   300,000  1,629
Owens Corning  150,000  6,188
Patrick Industries, Inc. (d)  588,500  8,828
Polynorm NV Ord.   30,000  3,130
Polypipe PLC  1,101,900  2,249
Raytech Corp. (a)(d)  327,800  1,619
Richelieu Hardware Ltd. (a)   41,900  485
Westburne, Inc. (a)   150,000  1,592
  189,474
CONSTRUCTION - 3.2%
Aoki Marine Co. Ltd.   200,000  381
American Buildings Co. (a)  150,200  4,525
Amec PLC Ord.   2,100,000  5,657
Beazer Homes USA, Inc. (a)(d)   408,400  9,980
Beazer Group PLC  50,000  146
Bovis Homes Group PLC (a)  400,000  1,371
Cavalier Homes, Inc.   530,000  5,598
Clayton Homes, Inc.   1,350,000  24,216
Crossman Communities, Inc. (a)(d)  1,112,600  34,491
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
D.R. Horton, Inc.   350,000 $ 7,569
Dominion Homes, Inc. (a)(d)  500,000  6,531
Engle Homes, Inc. (d)  993,000  15,392
Fortress Group, Inc.   127,500  717
Jacobs Engineering Group, Inc. (a)   1,225,000  35,984
Kaneshita Construction Co. Ltd. Ord.   400,000  1,896
M/I Schottenstein Homes, Inc. (d)  880,000  20,955
Matsui Construction Co. Ltd.   400,000  891
McAlpine (Alfred) Ord.   50,000  110
Monaco Coach Corp. (a)(d)  389,100  9,484
Monterey Homes Corp. (a)  263,000  4,652
NCI Building Systems, Inc. (a)   200,000  4,625
Oakwood Homes Corp. (d)  3,100,000  62,775
Oriole Homes Corp. (a):
 Class A  44,200  210
 Class B (d)  276,800  1,315
Redrow Group PLC Class L  1,100,000  2,460
Robertson Ceco Corp. (a)(d)  984,800  9,786
Royal LePage Ltd. (a)   50,000  190
Southern Energy Homes, Inc. (a)(d)   1,426,000  13,547
Swan Hill Group PLC  2,000,000  2,057
Takada Kiko Co. Ltd.   700,000  2,325
Tay Homes PLC (d)  2,900,000  5,398
Technip SA (a)  5,000  613
Technip SA (a)(e)  50,000  6,128
U.S. Home Corp. (a)(d)  600,645  22,487
Volker Wessels Stevin NV  93,500  2,497
Willbros Group, Inc. (a)   318,800  3,985
Wimpey George PLC  600,000  1,058
Writer Corp. (a)   77,000  188
Yokogawa Bridge Works  1,000,000  2,442
Yokogawa Construction Co. Ltd.   250,000  683
Yit-Yhtymae OY  125,000  1,870
  337,185
ENGINEERING - 0.4%
Ataka Construction & Engineering Co. Ltd.   50,000  159
Dai-Dan Co. Ltd.   300,000  1,737
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - CONTINUED
Hoan Kogyo Co. Ltd.   500,000 $ 1,574
Japan Engineering Consultants Co. Ltd.   300,000  621
Kawasaki Setsubi Kogyo Co. Ltd.   200,000  444
MYR Group, Inc. (d)  535,000  8,527
Metalrax Group PLC Class L  2,000,000  2,939
Ohba Co. Ltd.   125,000  369
Sanyo Engineering & Construction Co.   800,000  2,784
Sanshin Corp.   250,000  386
Taihei Dengyo Kaisha Ltd.   200,000  721
URS Corp. (a)(d)  1,250,000  21,329
  41,590
REAL ESTATE - 0.1%
Chuo Warehouse Co. Ltd.   200,000  934
Echelon International Corp. (a)   265,000  6,658
FRM Nexus, Inc. (a)(d)  156,649  470
Hambro Countrywide PLC Class L  250,000  441
Kennedy Wilson, Inc. (a)(d)  300,000  3,450
Meiwa Estate Co. Ltd.   50,000  422
Nagawa Co. Ltd.  850,000  3,058
  15,433
REAL ESTATE INVESTMENT TRUSTS - 0.3%
AMRESCO Capital Trust, Inc.   500,000  5,937
Anthracite Capital, Inc.   250,000  3,000
Banyan Strategic Land Trust (SBI) (d)  979,250  6,610
Bedford Property Investors, Inc.   100,000  1,869
Redwood Trust, Inc.   322,200  4,833
SL Green Realty Corp.   200,000  4,400
  26,649
TOTAL CONSTRUCTION & REAL ESTATE   610,331
DURABLES - 7.0%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Autocam Corp. (d)  596,250  10,509
AutoZone, Inc. (a)   1,700,000  58,223
Breed Technologies, Inc.   89,700  1,306
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Cook (D.C.) Holdings PLC (d)  2,300,000 $ 1,502
Copart, Inc. (a)   64,000  1,368
Dagenham Motors Group PLC Class L  250,000  478
Dennis Group PLC  700,000  4,337
Durakon Industries, Inc. (a)(d)  651,800  8,229
FCC Co. Ltd.   50,000  432
Federal Screw Works (d)  108,800  5,277
Fuji Heavy Industries Ltd.   250,000  1,425
Gentex Corp. (a)   250,000  3,859
Global Motorsport Group, Inc. (a)(d)   526,100  10,588
Hahn Automotive Warehouse, Inc. (a)  173,585  955
Intermet Corp.   230,400  4,464
Keiiyu Co. Ltd.   150,000  1,007
Kwik-Fit Holdings PLC Class L  450,000  3,641
Koito Industries Ltd.   1,044,000  3,467
Mercury Air Group (d)  651,240  5,210
Meritor Automotive, Inc.   723,400  14,649
Monro Muffler Brake, Inc. (d)  607,024  7,702
Murakami Corp. (d)  700,000  2,712
Nissin Shoji Co. Ltd.   200,000  1,128
Owari Precise Products Co. Ltd.   173,000  287
Peugeot SA Ord.   200,000  39,553
Piolax, Inc.   367,000  2,514
Quicks Group PLC  1,100,000  2,389
Rocla OY  100,000  1,093
Sanderson Bramall Motor Group PLC  300,000  960
Strattec Security Corp. (a)(d)  363,900  10,189
Superior Industries International, Inc.   150,000  3,909
Sylea SA  23,415  2,146
TBC Corp. (a)(d)  1,829,700  11,436
Tachi-S Co. Ltd.   750,000  3,243
Tochigi-Fuji Sangyo Co. Ltd.   600,000  1,420
Transpro, Inc. (d)  660,925  4,585
Travel Ports of America  226,011  678
Uni Select, Inc. (d)  650,000  12,253
World Fuel Services Corp. (d)  1,216,206  20,676
Wynn's International, Inc. (d)  1,774,000  32,265
  302,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.6%
Aristocrat Leisure Ltd.   617,000 $ 1,459
Asko Class A  800,000  16,001
Beijer AG (G&L), Series B  125,000  2,109
Carclo Engineering Group PLC  107,700  268
Libbey, Inc.   750,000  26,062
Mgi Coutier Sa  5,000  264
Mikasa, Inc.   500,000  6,594
Portmeirion Potteries Holdings PLC Class L  125,000  418
Sankyo Co. Ltd.   200,000  3,563
Swedish Match Co.   200,000  637
  57,375
CONSUMER ELECTRONICS - 0.6%
Boston Acoustics, Inc.   9,000  360
Fantom Technologies, Inc. (a)  75,000  791
Fossil, Inc. (a)(d)  1,600,100  36,602
Haw Par Brothers International Ltd.   500,000  474
Koss Corp. (a)(d)  210,000  2,428
LG Electronics, Inc. GDR (non-vtg.) (a)  371,200  575
Movado Group, Inc. (d)  750,012  18,000
Tulikivi OY Series A  45,600  1,022
  60,252
HOME FURNISHINGS - 1.1%
BMTC Group, Inc. Class A (sub-vtg.) (d)  400,000  6,350
Beter Bed Holding NV  131,666  5,225
Bush Industries, Inc. Class A (d)  999,800  21,870
Chromcraft Revington, Inc. (a)   537,400  9,875
Dorel Industries, Inc. (a)(e):
 Class A (multi-vtg.)   125,000  4,031
 Class B (sub-vtg.)    501,500  16,536
Ekornes ASA (Reg.)  50,000  620
Ladd Furniture, Inc. (a)   256,600  6,223
Martela OY Class A  15,000  653
Meadowcraft, Inc.   245,900  3,089
Nakayanafuku Co. Ltd.   54,800  140
Nippon Filing Co. Ltd.   100,000  403
Rosebys PLC Class L  500,000  1,633
Samas-Groep NV  50,000  2,942
Shelby Williams Industries, Inc. (d)  600,000  9,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
HOME FURNISHINGS - CONTINUED
Silentnight Holdings PLC  100,000 $ 416
Stanley Furniture Co., Inc. (a)(d)   620,200  13,799
Toso Co. Ltd.   402,000  1,585
Winsloew Furniture, Inc. (a)(d)  669,500  15,901
  120,291
TEXTILES & APPAREL - 1.9%
Berisford (S.W.) PLC  1,300,000  4,553
Boss (Hugo) AG  1,000  2,085
ChemFab Corp. (a)   75,200  1,640
Concord Fabrics, Inc. (a)(d):
 Class A   177,100  1,461
 Class B   122,700  997
Conso Products Co. (a)(d)   748,050  5,330
Culp, Inc.   141,900  1,304
Decorator Industries, Inc. (d)  377,915  4,015
Dewhirst (IJ) Group PLC Ord.   5,264,000  16,072
Dyersburg Corp. (d)  700,100  3,413
Fila Holding Spa sponsored ADR  500,000  4,938
Galey & Lord, Inc. (a)  135,100  1,672
Gamma Holding  20,000  1,063
Gerber Childrenswear, Inc. (a)   125,000  1,898
Hampshire Group Ltd. (a)(d)   335,800  6,044
Impact 21 Co. Ltd.   50,000  363
Intimate Brands, Inc. Class A  1,055,000  24,133
JLM Couture, Inc. (a)(d)   181,500  545
Jeans Mate Corp.   25,000  413
Lassila & Tikahoja OY  275,000  7,741
Nautica Enterprises, Inc. (a)(d)  2,600,000  67,032
Novel Denim Holdings Ltd.   220,000  4,813
PCA Corp.   10,000  134
Polo Ralph Lauren Corp. Class A (a)  209,000  5,669
Quiksilver (a)  140,200  2,506
St. John Knits, Inc.   85,000  2,901
Supreme International Corp. (a)(d)  432,500  7,623
Tandy Brands Accessories, Inc. (a)(d)  556,200  10,220
Tropical Sportswear International Corp. (a)   231,000  4,995
Worldtex Corp. (a)(d)  1,269,300  6,584
  202,157
TOTAL DURABLES   742,139
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 2.5%
COAL - 0.2%
RJB Mining PLC  1,250,000 $ 2,373
Zeigler Coal Holding Co.   815,000  13,040
  15,413
ENERGY SERVICES - 1.0%
Akita Drilling Ltd. Class A (non-vtg.)  863,500  4,741
Aztec Manufacturing Co. (d)  482,900  4,829
Carbo Ceramics, Inc.   600,000  18,900
Computalog Ltd. (a)   300,000  2,500
Dawson Geophysical Co. (a)   159,500  2,692
Discoverer ASA  300,000  1,989
Lufkin Industries, Inc.   252,500  7,465
Northern Offshore ASA  75,000  194
Pe Ben Oilfield Services Ltd. (a)(d)  300,000  764
Peak Energy Services Ltd. (a)   4,300  6
Petroleum Helicopters, Inc.   184,200  3,270
Petroleum Helicopters, Inc. (non-vtg.)  300,000  5,550
Petrolia Drilling ASA  200,000  782
Powell Industries, Inc. (a)(d)  1,063,500  13,560
RPC Energy Services, Inc. (d)  2,894,500  33,104
Seitel, Inc. (a)   500,000  6,813
Superior Energy Services, Inc. (a)   750,000  3,188
  110,347
OIL & GAS - 1.3%
Adams Resources and Energy, Inc. (d)  351,200  3,336
Australian Oil & Gas Corp. Ltd. (d)  3,900,559  3,429
Beau Canada Exploration Ltd. (a)   47,000  53
Cabot Oil & Gas Corp. Class A  140,000  2,398
Castle Energy Corp. (d)  408,750  7,000
Columbus Energy Corp. (a)(d)   429,420  3,140
Crown Central Petroleum Corp. Class A (a)(d)  500,000  5,875
Elf Gabon  10,000  1,561
ENERTEC Resource Services, Inc. (a)   50,000  248
ENEX Resources Corp. (d)  144,300  2,020
Ensign Resource Service Group Ord.   25,000  312
FINA, Inc. Class A  180,900  12,007
Fletcher Challenge Ltd. (Energy Division)  1,250,000  3,292
Foremost Industries, Inc. (a)(d)  447,500  2,087
Hallwood Consolidated Resources Corp. (a)(d)  200,350  2,755
Holly Corp. (d)  425,000  10,253
Hokuriku Gas Co.   1,320,000  2,639
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Markwest Hydrocarbon, Inc. (a)   406,500 $ 6,021
Maynard Oil Co. (a)(d)  294,600  2,872
Novus Petroleum Ltd.   1,552,542  2,005
Penn West Petroleum Ltd. (a)   500,000  5,622
Petro-Canada  246,000  3,523
Petroleum Development Corp. (a)(d)  1,524,500  7,337
Premier Oil PLC  12,500,000  7,959
Santa Fe Energy Resources, Inc.   325,000  2,864
Swift Energy Co. (a)(d)  1,644,700  18,503
Tarragon Oil & Gas Ltd. (a)   100,000  939
Torch Energy Royalty Trust Unit  303,400  1,896
Vastar Resources, Inc.   75,800  3,240
YPF Sociedad Anonima sponsored ADR representing
Class D shares  425,000  12,431
  137,617
TOTAL ENERGY   263,377
FINANCE - 16.9%
BANKS - 6.1%
Australia & New Zealand Banking Group Ltd.   1,022,556  6,615
Bank of Ireland, Inc.   151,088  3,066
Bank of Montreal  975,000  47,497
Bank of Scotland  300,000  3,282
Bank of The Ozarks, Inc.   107,000  2,795
Bergensbanken ASA (d)  1,200,000  10,660
Canadian Western Bank (d)  775,000  11,688
Cathay Bancorp, Inc.   210,000  8,216
Den Norske Bank AS Class A Free shares  4,000,000  21,904
Den Norske Bank AS (e)  900,000  4,928
Finansbanken ASA (Reg.)  150,000  786
Firstbank Puerto Rico (d)  2,925,000  79,522
Fokus Bank AS  1,657,563  14,066
GBC Bancorp California (d)  900,000  22,275
Gronlandsbanken AS  20,000  635
Hanmi Bank (a)   131,590  2,369
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Jyske Bank AS (Reg.)  250,000 $ 29,152
Laurentian Bank  888,500  16,896
MIDT Bank A/S   10,050  368
National Bank of Canada  4,147,300  74,340
Nordvestbank (Reg.)  4,500  510
Nordlandsbanken AS  300,000  7,160
Nordbanken Holding AB  13,400,000  96,156
Okobank Class A  279,000  5,529
Providian Financial Corp.   200,000  15,713
Ringkjobing Bank  15,865  3,583
Societe Generale Class A  100,000  24,108
SouthTrust Corp.   1,000,000  40,438
Sparebanken More  26,586  635
Sparebanken Nord-Norge  5,850  133
Sparebanken Norway primary shares certificates 625,000 18,645 Sparebanken Rogala Capital certificates 25,000 736
Sparebanken Rana Grunnfondsbevis (d)  31,150  644
Spar Nord Bankaktielskab  36,035  1,862
Sterling Bancorp   347,000  8,697
Sumitomo Bank California  323,500  12,212
Svenska Handelsbanken  400,000  19,262
Syd-Sonderjylland Holding  340,000  19,823
T R Financial Corp.   286,000  10,797
Wing Hang Bank Ltd.   500,000  626
  648,329
CREDIT & OTHER FINANCE - 1.3%
Amagerbanken AS  34,850  1,595
Amtsspar Fyn Holding AS  45,000  2,962
CIT Group, Inc. Class A  314,700  10,424
Compagnie Financiere de Credit Industriel et Commercial SA  50,000
4,961
Connor Clark Ltd., Class A (non-vtg.)  681,500  3,358
Credia Co. Ltd.   300,000  3,944
Doral Financial Corp.   2,000,000  37,250
Equitilink Ltd.   1,000,000  394
FIH AS Class B (d)  1,100,139  26,550
Firstcity Financial Corp. (a)   200,000  5,650
Home Capital Group, Inc. Class B (sub-vtg.) (a)  25,000  61
JCG Holdings Ltd.   11,452,000  2,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Life Financial Corp. (a)   284,200 $ 4,085
New Century Financial Corp. (a)   138,300  1,565
Nissin Co. Ltd.   150,000  2,729
Paragon Group of Companies PLC Class L  1,690,625  5,659
Resource Bancshares Mortgage Group, Inc.   150,000  2,916
Surrey Metro Savings Credit Union (non-vtg.)  565,000  5,568
Takefuji Corp.   50,000  2,629
Takefuji Corp. (e)  150,000  7,887
WSFS Financial Corp.   483,500  9,247
  142,390
INSURANCE - 8.4%
Allied Group, Inc.   18,600  877
Allmerica Financial Corp.   275,000  18,391
American Safety Insurance Group Ltd.  75,000  844
Amerin Corp. (a)   240,000  6,465
Amerus Life Holdings, Inc.   761,332  23,744
Assurances Banque Populaire SA  9,997  1,041
Blanch E.W. Holdings, Inc.   537,200  20,044
Centris Group, Inc.   164,800  1,854
Citizens Corp.   269,900  7,776
Commerce Group, Inc.   1,231,900  37,880
Cotton State Life & Health Insurance Co. (d) 402,700 5,663 Desjardins-Laurentian Financial Corp. Class A (sub-vtg.) (d) 482,500 7,101
Erie Indemnity Co. Class A  116,000  3,524
FBL Financial Group, Inc. Class A  111,100  2,771
FPIC Insurance Group, Inc. (a)   274,500  9,470
FairFax Financial Holdings Ltd. rights 12/31/07 (a) 1,117,900 559 Farm Family Holdings, Inc. (a)(d) 525,300 20,684
Financial Industries Corp. (a)   156,700  3,016
First Central Financial Corp. (a)(d)  420,500  -
Fishers International PLC   300,000  156
Fremont General Corp.   900,000  51,469
Gainsco, Inc.   218,400  1,338
General Re Corp.   109,300  25,904
HCC Insurance Holdings, Inc.   1,075,000  21,769
Healthcare Recoveries, Inc. (a)   417,500  6,837
Hogg Robinson Group  150,000  682
Independence Holding Co.   146,000  1,971
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Independent Insurance PLC  1,150,000 $ 6,102
Intercontinental Life Corp. (a)(d)   433,900  10,522
Investors Title Co.   98,000  2,475
IPC Holdings Ltd. (d)  2,415,500  64,010
John Alden Financial Corp.   560,500  12,366
Lambert Fenchurch Group PLC  1,250,000  2,000
Lasalle Re Holdings Ltd. (d)  1,464,400  51,253
Life USA Holding, Inc. (d)  2,010,700  22,746
MMI Companies, Inc. (d)  1,400,000  28,175
Medical Assurance, Inc.   70,200  1,895
Mobile America Corp.   160,300  1,443
NY Magic, Inc.   235,300  6,588
National Mutual Asia Ltd.   600,000  337
National Western Life Insurance Co. Class A (a)(d) 170,000 20,655 PXRE Corp. (d) 725,063 19,577
Paula Financial   57,100  999
Penn-America Group, Inc.   100,050  1,326
Philadelphia Consolidated Holding Corp. (a)(d)  880,000  16,610
Poe & Associates, Inc.   103,200  4,283
Protective Life Corp.   1,452,800  56,204
RenaissanceRe Holdings Ltd.   621,000  27,751
SCPIE Holding, Inc. (d)  747,200  22,136
Sedgwick Group PLC  100,000  263
Seibels Bruce Group, Inc. (a)   25,000  181
Stewart Information Services Corp. (d)  518,700  24,314
Stirling Cooke Brown Holdings Ltd.   304,500  7,308
Summit Holdings Southeast, Inc. (a)(d)  579,000  18,456
Symons Inernational Group, Inc. (a)   317,900  5,583
Terra Nova (Bermuda) Holdings Ltd. (d)  1,552,150  49,669
UICI (a)(d)  2,900,000  68,150
Unico America Corporation (d)  346,500  5,024
Union Assurances Federales SA  300,088  44,838
  885,069
SAVINGS & LOANS - 0.8%
Albank Financial Corp.   25,000  1,728
Crazy Woman Creek Bancorp., Inc.   30,000  521
Dime Financial Corp. (d)  403,600  13,571
First Home Bancorp., Inc.   86,666  2,470
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Home Port Bancorp., Inc.   78,200 $ 1,955
Independence Federal Savings Bank (d)  119,000  1,815
Iroquois Bancorp., Inc.   109,400  2,629
PBOC Holdings, Inc. (a)   251,900  3,212
Ringerikes Sparebank  1,100  28
Washington Federal, Inc.   2,040,000  53,040
  80,969
SECURITIES INDUSTRY - 0.3%
Choice Hotels International, Inc. (a)   50,000  613
Daiko Shoken Business Co.   100,000  381
Globaly, Corp.   408,000  2,018
Harvey Norman Holdings Ltd.   67,900  360
JWGenesis Financial Corp. (a)   183,234  1,672
London Pacific Group Ltd.   3,340,000  10,796
MFC Bancorp Ltd.   430,000  4,193
McDonald & Co. Investments, Inc.   130,000  4,290
Nac Co. Ltd.   110,000  419
Norvestia OY Class B (d)  246,000  3,854
Ragen Mackenzie Group Inc. (a)  17,300  225
  28,821
TOTAL FINANCE   1,785,578
HEALTH - 6.4%
DRUGS & PHARMACEUTICALS - 0.8%
Apothekers Cooperatie OPG  82,300  2,383
Fuji Pharmaceutical Co. Ltd.   200,000  558
Herbalife International, Inc.:
 Class A   1,037,500  19,777
 Class B (non-vtg.)   1,775,000  28,067
Hoshi Ito Co. Ltd.   200,000  664
Medco Research, Inc. (a)   192,500  4,716
Natrol, Inc. (a)   15,900  262
Nature's Sunshine Products, Inc. (d)  1,025,000  21,269
Optek Technology, Inc. (a)   72,500  1,450
Riken Vitamin Oil Co. Ltd.   750,000  7,046
Seikagaku Corp.   50,000  242
  86,434
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 3.1%
ADAC Laboratories (a)(d)  1,200,000 $ 32,700
Ballard Medical Products (d)  2,775,900  56,906
Bio-Rad Laboratories, Inc. Class A (a)  22,400  613
Biomet, Inc.   2,625,000  82,030
Depuy, Inc.   847,700  29,034
Dianon Systems, Inc. (a)   139,500  1,081
ESC Medical Systems Ltd. (a)   618,075  16,031
Getz Bros Co. Ltd., Japan  100,000  291
HPSC, Inc. (a)(d)   309,500  2,940
ICU Medical, Inc. (a)(d)   422,000  6,119
Medstone International, Inc. (a)(d)   561,200  4,770
OEC Medical Systems, Inc. (d)  1,274,000  28,028
Ocular Sciences, Inc. (a)   386,200  11,441
Orthofix International (a)(d)  877,200  11,404
Respironics, Inc. (a)   1,400,000  20,913
Sofamor/Danek Group, Inc. (a)   200,300  17,051
Utah Medical Products, Inc. (a)(d)  838,000  6,023
Wesley Jessen Visioncare, Inc. (a)   100,000  2,438
  329,813
MEDICAL FACILITIES MANAGEMENT - 2.5%
American Oncology Resources, Inc. (a)   440,000  5,225
Chronimed, Inc. (a)   490,500  5,947
Clinic Holdings Ltd.   502,174  189
Community Hospitals Group PLC Class L  325,000  2,786
Compdent Corp. (a)(d)  808,100  13,536
Corvel Corp. (a)   150,000  5,644
Cryolife, Inc. (a)   370,000  4,995
Foundation Health Systems, Inc. Class A (a)  659,700  13,606
Horizon Health Corp. (a)   300,000  3,825
Laboratory Specialists America, Inc. (a)(d)   331,100  1,407
Quest Diagnostics, Inc. (a)(d)  1,960,000  40,180
Quorum Health Group, Inc. (a)   665,000  16,791
Ramsay Health Care, Inc. (a)   195,000  463
Ramsay Managed Care Ltd.   1,248,300  1,279
Rehabcare Corp. (a)(d)  565,000  11,018
Res-Care, Inc. (a)(d)  1,340,000  22,948
Safeguard Health Enterprises, Inc. (a)(d)   377,700  2,125
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Sonic Healthcare Ltd.   150,000 $ 191
Syncor International Corp. (a)   302,000  5,474
Trigon Healthcare, Inc. (a)   350,000  10,959
United Dental Care, Inc. (a)(d)  897,000  17,155
Universal Health Services, Inc. Class B (a)  1,500,000  76,874
  262,617
TOTAL HEALTH   678,864
HOLDING COMPANIES - 0.5%
DCC PLC   2,600,000  21,225
Ferguson Industrial Holdings PLC  200,000  206
Fonciere Financiere et Part SA  25,000  2,300
Hunting Group PLC  1,400,000  6,206
Lagardere S.C.A. (Reg.)  150,000  6,824
Marine Wendel SA  70,976  13,072
Perry Group  1,000,000  2,988
Siparex (Societe de Particiations dans les Enterprises
Regionales en Expansion)  80,849  2,048
  54,869
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 1.7%
Alpine Oil Services Corp. (a)   550,000  455
Aichi Electric Co. Ltd.   1,000,000  2,387
American Power Conversion Corp. (a)   1,335,000  43,054
Astronics Corp. (a)   159,500  1,755
BMC Industries, Inc.   500,000  3,500
Bairnco Corp. (d)  900,900  6,137
Blick PLC Class L  1,000,000  7,347
Chase Corp. (d)  302,500  3,970
Cherry Corp. Class A (a)  465,600  6,868
Choride Group PLC  600,000  460
Cobra Electronics Corp. (a)(d)   524,700  2,361
Communications Systems, Inc.   220,000  2,970
Delco Remy International, Inc. Class A (a)  169,200  2,369
Denyo Co. Ltd.   300,000  1,328
Emcee Broadcast Products, Inc. (a)   170,000  425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Emess PLC  100,000 $ 41
Genlyte Group, Inc. (a)   491,900  11,744
Holophane Corp. (a)   306,100  7,289
Hughes Supply, Inc.   700,000  21,481
IEC Electronics Corp. (a)   205,300  1,373
Inaba Denkisangyo Co. Ltd.   700,000  7,119
Noma Industries Ltd. Class A  (a)(e)  425,800  1,901
Norbain PLC  100,000  413
NovAtel, Inc. (a)   273,500  1,145
QPL International Ltd. Ord.   1,000,000  129
Siebe PLC  475,000  8,562
Twentsche Kabel Holding NV  50,004  1,959
Ultra Electronics Holdings PLC  50,000  298
Valley Forge Corp. (d)  411,500  5,967
Vertex Communications Corp. (a)(d)  510,000  11,220
Woodhead Industries, Inc.   289,700  3,911
Yurtec Corp.   1,150,000  6,047
Yaesu Musen Co. Ltd.   75,000  405
  176,390
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Amadasonoike Co. Ltd.   200,000  580
AVTEAM, Inc. Class A  100,000  1,150
Baldwin Technology, Inc. Class A (a)  431,400  2,508
Brammer PLC Class L  50,000  432
CPAC, Inc. (a)(d)   702,000  6,845
Coltec Industries, Inc. (a)   932,600  15,912
Columbus McKinnon Corp.   230,300  5,844
CompX International, Inc. (a)   225,000  5,386
Control Devices, Inc.   358,332  4,837
DT Industries, Inc.   420,000  8,348
Domnick Hunter Group PLC Class L  200,000  1,159
Fedders Corp.   47,800  317
Fuji Oozx, Inc.   200,000  412
Fukushima Industries Corp.   25,000  125
FKI PLC  50,000  136
Fuji Technica, Inc.  25,000  124
Gardner Denver Machinery, Inc. (a)(d)   1,025,000  24,600
Gehl Co. (a)(d)   609,900  11,550
Glory Ltd.   50,000  754
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Hardinge, Inc. (d)  511,250 $ 12,909
IDEX Corp. (d)  1,470,000  41,804
Kaydon Corp.   780,000  29,396
KCI (Konecranes International)  100,000  5,648
KCI (Konecranes International) (e)  100,000  5,648
Laperriere & Verreault, Inc.   50,000  150
Lawson Products, Inc.   166,900  3,807
Linx Printing Technology  100,000  220
Mark VII, Inc. (a)(d)  495,000  8,539
Mars Engineering Corp.   50,200  271
Mettler-Toledo International, Inc.   125,000  2,641
New Holland NV  1,335,000  20,526
Oilgear Co.   46,800  655
P&F Industries, Inc. Class A (a)  202,500  2,126
Powerscreen International PLC  3,252,900  5,470
Rauma OY  150,000  2,958
Rotork PLC  300,000  1,626
Sansei Transport  750,000  2,776
Shin Nippon Machinery Co. Ltd.   500,000  664
Specialty Equipment Companies, Inc. (a)   657,200  14,787
Speizman Industries, Inc. (a)(d)   226,000  989
Strongco, Inc. (a)  75,000  650
T B Wood's Corp. (d)  408,800  7,307
Thermo Sentron, Inc. (a)   35,200  400
Trident International, Inc. (a)   80,000  1,250
Twin Disc, Inc. (d)  282,600  7,683
Wakita & Co. Ltd.  750,000  2,958
  274,877
POLLUTION CONTROL - 0.0%
Met-Pro Corp.   146,600  1,888
NSC Corp. (d)  550,400  894
Weston (Roy F.), Inc. Class A (a)  223,800  853
  3,635
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   454,902
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 5.8%
BROADCASTING - 1.2%
Canwest Global Communications Corp.:
 (non-vtg.)  50,000 $ 777
 (sub-vtg.)  1,400,006  22,734
Capital Radio PLC  550,000  6,421
Cogeco, Inc. (sub-vtg.) (d)  1,391,500  15,232
Cogeco Cable, Inc. (d)  1,000,000  10,815
GWR Group PLC  25,000  94
Matav-Cable System Media Ltd. sponsored ADR  276,500  7,224
Moffat Communications Ltd. (d)  1,160,000  15,883
MovieFone, Inc. Class A (a)  58,100  566
Nielsen Media Research, Inc.   850,000  3,506
Prime Television Ltd.   1,519,128  2,072
P4 Radio Hele Norge SA  700,000  3,712
Radiomutuel, Inc. Class A (a)  350,000  3,750
Radio Pacific  300,000  583
Regional Cablesystems, Inc. (a)   50,000  422
Scottish Radio Holdings, Inc.   400,000  3,709
Scottish Television PLC  600,000  7,621
Southern Cross Broadcasting Australia Ltd.   800,000  3,153
Spice Entertainment Co., Inc. (a)   400,000  2,438
TCA Cable TV, Inc.   185,000  10,649
TVA Group, Inc. Class B (a)  1,075,000  9,244
  130,605
ENTERTAINMENT - 1.2%
Airtours PLC  300,000  2,116
Alliance Communications Corp. (a):
 Class B (non-vtg.)   221,500  4,285
 Class B (non-vtg.) (e)  157,200  2,963
Broendby IF, Class B  5,000  572
Compagnie des Alpes  25,000  797
European Leisure PLC   550,000  1,105
King World Productions, Inc. (a)(d)  3,700,000  103,600
Scientific Games Holdings Corp. (a)   196,600  3,907
Shingakukai Co. Ltd.   125,000  363
TAB Ltd. (a)   1,500,000  2,428
Television & Media Services Ltd.   1,750,000  1,538
Vaughns, Inc. (a)   161,600  1,172
  124,846
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
Hamleys PLC  100,000 $ 253
Playcore, Inc. (a)   245,515  1,013
  1,266
LODGING & GAMING - 0.3%
Choice Hotels Skandanavia ASA (a)  150,000  457
Hanover International PLC  416,500  791
Jurys Hotel Group PLC   400,000  3,331
Krasnapolsky Hotels & Restaurants NV  2,000  182
Millennium & Copthorne Hotels PLC  50,000  376
Ryan Hotels Ltd. (d)  4,812,979  5,658
Sholodge, Inc. (a)   288,000  2,160
Stakis PLC  2,250,000  4,151
Sun International Hotels Ltd. Ord. (a)   188,600  8,250
  25,356
PUBLISHING - 1.6%
Adscene Group PLC Class L  500,000  1,078
A-Pressen AS, Series A  100,000  1,856
Asia Securities Printing Co. Ltd.   25,000  277
Bemrose  200,000  1,267
CMP Media, Inc. Class A  82,500  1,403
Creative Publishing PLC  1,250,000  4,735
Fine Art Developments PLC Class L  1,500,000  4,580
International Business Communications Holdings PLC Class L  1,750,000
14,143
Ilkka OY II  10,000  343
Independent Newspapers PLC  350,000  1,611
Johnston Press PLC  1,350,000  4,629
Journal Register Co. (a)   1,076,700  17,631
Kauppakaari OY  125,000  2,199
Pulitzer Publishing Co.   135,000  11,450
R.H. Donnelley Corp.   2,550,000  7,013
Roto Smeets De Boer NV  150,000  6,604
Schibsted AS, Series B  525,000  8,910
South China Morning Post Holdings  100,000  52
Sterling Publishing Group PLC Class L  750,000  208
Talentum OY Class B (d)  550,000  10,288
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
VLT AB Class B  55,800 $ 1,419
Wegener Tijil NV   50,000  1,056
WSOY (Werner Soderstrom Osakeyhtio) Class B (d)  725,000  57,062
World Color Press, Inc. (a)   350,000  11,922
  171,736
RESTAURANTS - 1.5%
Applebee's International, Inc. (d)  1,825,000  40,606
ARK Restaurants Corp. (a)(d)   270,000  3,240
Benihana, Inc. (a)(d)   360,500  3,290
Benihana, Inc. Class A (a)  244,800  2,081
Break For The Border Group PLC Class L  825,000  889
Consolidated Products, Inc. (a)(d)  1,200,000  22,125
Cooker Restaurant Corp.   65,300  551
Cracker Barrel Old Country Store, Inc.   60,000  1,815
Elxsi Corp. (a)(d)  286,000  3,110
Flanigans Enterprises, Inc. (a)(d)  90,700  952
IHOP Corp. (a)(d)   717,500  28,432
Logan's Roadhouse, Inc. (a)   217,500  5,138
M Corp, Inc. (a)(d)   272,500  369
Morton's Restaurant Group, Inc. (a)(d)  361,000  8,280
Restaurant Brands NZ Ltd.   1,250,000  524
Sonic Corp. (a)(d)  1,935,000  38,216
Yoshinoya D&C Co. Ltd. Ord.   25  223
  159,841
TOTAL MEDIA & LEISURE   613,650
NONDURABLES - 5.3%
AGRICULTURE - 0.2%
Fresh Del Monte Produce, Inc.   300,000  5,625
IAWS Group PLC  1,504,300  5,320
IAWS Group PLC Class A (Reg.)  442,400  1,697
Northland Cranberries, Inc. Class A  75,000  919
Nutreco Holding NV  100,000  3,719
Sylvan Foods Holdings, Inc. (a)(d)  644,000  8,895
  26,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - 0.1%
National Beverage Corp. (a)   227,000 $ 2,468
Shikoku Coca-Cola Bottling Co. Ltd.   53,600  564
Todhunter International, Inc. (a)   216,500  2,057
Vaux Group PLC  200,000  1,104
  6,193
FOODS - 0.8%
Agribrands International, Inc.   387,230  11,811
Benson's Crisps PLC  1,900,000  1,241
Bernard Matthews  350,000  706
Corn Products International, Inc. (a)   500,000  14,875
GoodMark Foods, Inc.   90,000  2,520
Greencore Group PLC   25,000  118
Greggs PLC  70,000  2,972
Laennen Tehtaat OY  50,000  741
Man (E D & F) Group PLC  1,100,000  6,304
Omega Protein Corp.   50,000  700
Perkins Foods PLC  2,050,320  5,289
Pilgrims Pride Corp.   145,500  2,737
Riviana Foods, Inc.   716,200  16,383
Robert Wiseman Dairies PLC Class L  400,000  1,195
Raisio Group PLC  600,000  9,889
Shoei Foods Corp.   200,000  581
Super Coffeemix Manufacturing Ltd.   1,250,000  177
Tokatsu Foods Co. Ltd.   50,000  86
Western Beef, Inc. (a)(d)  423,400  3,969
  82,294
HOUSEHOLD PRODUCTS - 1.6%
Alberto-Culver Co. Class A (d)  1,171,600  26,653
American Safety Razor Co. (a)(d)   1,029,400  12,610
Carson, Inc. Class A (a)  112,000  693
Comany, Inc.   100,000  574
DSG International Ltd. (a)(d)  685,000  4,110
Del Laboratories, Inc. (d)  475,266  12,595
Helen of Troy Corp. (a)(d)   2,700,000  61,087
House of Rose Co. Ltd.   50,000  208
IWP International  525,000  2,600
IWP International (UK Reg.)  800,000  3,723
Jean Philippe Fragrances, Inc. (a)   268,800  2,066
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Mayborn Group PLC  100,000 $ 171
McBride PLC  200,000  598
Oriflame International SA  450,000  2,792
Paterson Zochonis  50,000  327
Paterson Zochonis PLC Class L  25,000  182
Premark International, Inc.   815,000  25,265
Stephan Co. (d)  413,200  5,268
Swallowfield PLC Class L  100,000  160
Yule Catto Ord.   650,443  3,133
Zotefoams PLC Class L  125,000  439
  165,254
TOBACCO - 2.6%
BAT Industries PLC Ord.   5,000,049  55,186
Gallaher Group PLC  10,000,000  64,369
Gallaher Group PLC sponsored ADR  5,000,000  128,125
RJR Nabisco Holdings Corp.   750,000  18,328
Standard Commercial Corp. (a)(d)   1,248,900  12,489
UST, Inc.   25,000  675
  279,172
TOTAL NONDURABLES   559,088
PRECIOUS METALS - 0.4%
De Beers Consolidated Mines Ltd. ADR  1,000,000  16,359
Great Central Mines NL  1,100,000  1,000
Industrias Penoles SA  4,700,000  15,280
Normandy Mt. Leyshon Ltd.   1,000,000  849
Normandy NFM Ltd.   250,000  705
Orogen Minerals Ltd. GDR (e)  265,000  3,544
Richmont Mines, Inc. (a)   745,000  1,873
Ross Mining NL  1,490,000  750
Sons of Gwalia NL  1,545,289  3,858
  44,218
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 6.5%
APPAREL STORES - 2.0%
Austin Reed Group PLC  100,000 $ 248
Baker (J.), Inc.   518,600  5,348
Charle Co. Ltd.   75,000  586
Chateau Stores of Canada Ltd. Class A (d)  192,900  1,276
Chicos Fas, Inc. (a)(d)   547,500  7,939
Claire's Stores, Inc.   2,000,000  41,750
Dress Barn, Inc. (a)   300,000  6,975
Dylex Ltd. (a)   100,000  377
Fast Retailing Co. Ltd.   25,000  244
Footstar, Inc. (a)(d)  1,550,404  57,461
Goldlion Holdings Ltd.   2,000,000  235
Gymboree Corp. (a)(d)   1,250,000  15,000
Happy Kids, Inc.   138,000  1,501
ICC International PLC (For. Reg.)  50,000  49
Kenneth Cole Productions, Inc. Class A (a)(d)  625,000  12,852
Matalan (e)  300,000  1,210
Noda Corp.   100,000  387
Primesource Corp. (d)  390,600  3,467
Ross Stores, Inc.   1,000,000  42,062
S & K Famous Brands, Inc. (a)(d)  475,000  6,650
San Francisco Boutiques, Inc. Class B (sub-vtg.) (a)(d)  274,000
1,876
Shirmax Fashions Ltd. (a)   450,000  1,667
United Retail Group, Inc. (a)   300,000  3,394
Wedins Norden AB Series B  25,000  293
  212,847
APPLIANCE STORES - 0.0%
Hirsch International Corp. Class A (a)(d)  600,000  3,075
DRUG STORES - 0.3%
Jean Coutu Group, Inc. Class A (d)  1,861,000  29,665
Vitalink Pharmacy Services, Inc. (a)   100,000  2,213
  31,878
GENERAL MERCHANDISE STORES - 0.7%
Arnotts PLC  100,387  881
BJ's Wholesale Club, Inc.   1,400,000  51,800
Daiwa Co. Ltd.   300,000  830
Galeries Lafayette SA  1,500  1,408
New Look Group PLC (e)  1,000,000  2,204
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Nikku Sangyo Co. Ltd.   50,000 $ 225
Shopko Stores, Inc. (a)   282,500  8,263
Stein Mart, Inc. (a)   1,200,000  12,675
  78,286
GROCERY STORES - 1.2%
Eagle Food Centers, Inc. (a)   57,500  173
Food Lion, Inc. Class A  3,400,000  37,825
Iceland Group PLC  5,000,000  16,980
Metro Richelieu, Inc. Class A (d)  2,990,000  38,565
Performance Food Group Co. (a)(d)  650,200  13,735
Schultz Sav-O Stores, Inc.   8,500  132
Somerfield PLC  2,500,000  18,939
Whittard of Chelsea PLC  485,000  1,243
  127,592
RETAIL & WHOLESALE, MISCELLANEOUS - 2.3%
Advanced Marketing Services, Inc.   102,000  1,683
Blair Co. (d)  807,500  26,395
Brookstone, Inc. (a)(d)   754,600  10,281
Cameron Ashley, Inc. (a)   362,000  5,860
Cole National Corp. Class A (a)(d)  1,060,000  34,980
Daisytek International Corp. (a)   470,000  11,163
Elcom International, Inc. (a)   150,000  520
Fabri-Centers of America, Inc. (a):
 Class A (d)  575,250  13,446
 Class B (non-vtg.)  1,120,600  23,953
Farepak PLC  650,000  2,027
Finlay Enterprises, Inc. (a)   250,000  5,750
Finish Line, Inc. Class A (a)(d)  1,650,900  35,700
Flying Flowers Ltd. unit  100,000  438
Friedmans, Inc. Class A (a)  620,000  7,363
Grafton Group PLC  100,000  2,405
Heiton Holdings Ltd.   600,000  1,783
Homebase, Inc. (d)  2,000,000  15,500
Land's End, Inc. (a)   375,000  9,867
PC Connection, Inc.   100,000  2,025
Partridge Fine Arts PLC  150,000  208
Piercing Pagoda, Inc. (a)(d)  603,200  21,564
Rex Stores Corp. (a)(d)  500,000  5,656
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Shop At Home, Inc. (a)   150,000 $ 563
Sound Advice, Inc. (a)(d)   230,300  748
Sound Advice, Inc. warrants 6/14/99 (a)  11,205  -
Sportman's Guide, Inc. (a)   150,000  713
US Vision, Inc. (a)   75,000  863
  241,454
TRADING COMPANIES - 0.0%
Mitani Sangyo Co. Ltd.   100,000  353
TOTAL RETAIL & WHOLESALE   695,485
SERVICES - 3.1%
ADVERTISING - 0.1%
Grey Advertising, Inc.   12,100  4,380
International Public Relations PLC  750,000  776
  5,156
EDUCATIONAL SERVICES - 0.0%
Childrens Comprehensive Services, Inc. (a)  69,100  751
Coutts Consulting Group PLC Class L  300,000  157
Educational Medical, Inc. (a)   219,700  2,074
Institution of General Education  300,000  936
Up, Inc.   400,000  1,035
  4,953
LEASING & RENTAL - 0.2%
Aaron Rents, Inc. Class B  400,000  8,100
Cort Business Services Corp. (a)   81,800  2,510
Gowrings PLC  200,000  385
Nishio Rent All Co. Ltd.   500,000  4,047
PLM AB  175,000  2,490
Rainbow Rentals, Inc. (a)   50,000  500
Rakentajain Konevuokraamo OY Class B  100,000  1,333
  19,365
PRINTING - 0.9%
Adare Printing Group PLC (IR)  415,000  5,284
Adare Printing Group PLC  660,004  8,513
Pubco Corp. (a)(d)  319,500  3,594
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - CONTINUED
Reynolds & Reynolds Co. Class A (d)  4,125,000 $ 69,352
Tryckinvest i Norden AB (a)  200,000  4,243
Valassis Communications, Inc. (a)   153,700  5,831
Wyndeham Press Group PLC  500,000  2,204
  99,021
SERVICES - 1.9%
Aktiv Kapital ASA  50,000  663
Amkor Technology, Inc.   400,000  2,963
BA Merchant Services, Inc. Class A (a)(d)  1,000,000  18,063
Balanced Care Corp.   100,000  650
Barbers Hairstyling for Men, Inc. (a)   117,575  1,102
Caldwell Partners International Class A (non-vtg.)  600,000  3,135
Candle Australia Ltd.   127,660  112
Chodai Co. Ltd.   200,000  681
Compass International Services Corp.   250,000  2,734
Concord Career Colleges, Inc. (a)   250,000  375
Corporate Services Group PLC  656,250  2,368
Corrections Corp. of America (a)  50,000  897
Craig (Jenny), Inc. (a)   1,000,000  5,750
Diversified Corporate Resources, Inc. (a)(d)  257,200  2,894
Dunn & Bradstreet Corp.   2,150,000  58,991
Euromoney Publications PLC  25,000  969
Eyeful Home Technology, Inc.   250,000  1,123
Exponent Inc. (a)  284,700  2,206
Fugro NV  130,100  4,935
Go-Ahead Group (The) PLC  250,000  2,939
Halma PLC ORD  1,750,000  3,657
ICT Group, Inc. (a)   75,500  198
ICTS International NV (a)  112,500  731
Johnson Service Group PLC  150,000  715
LCS Industries, Inc.   226,200  3,393
Lamalie Associates, Inc.   175,000  2,789
Morgan & Banks Ltd.   1,800,000  3,383
Norrell Corp. GA  372,400  7,145
Olsten Corp.   250,000  2,313
Pittston Co. (Brinks Group)  540,500  19,289
Prism Rail PLC  125,000  755
Programming & Systems, Inc. (a)(d)  313,300  -
Proudfoot PLC  250,000  169
RCO Holdings PLC  50,000  158
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
Right Management Consultants, Inc. (a)(d)  663,900 $ 8,465
Seattle FilmWorks, Inc. (a)(d)   1,470,000  9,004
Stanley Technology Group, Inc. (a)(d)  375,000  2,852
Tanabe Management Consulting Co. Ltd.   200,000  553
Thomas Group (a)  183,400  1,765
TT Group PLC  1,550,000  6,757
Unifirst Corp.   422,200  11,004
Wesco, Inc.   200,000  484
Winston Resources, Inc. (a)(d)  278,900  1,639
  200,768
TOTAL SERVICES   329,263
TECHNOLOGY - 10.3%
COMMUNICATIONS EQUIPMENT - 0.6%
Andrew Corp. (a)   1,325,000  23,353
Aspect Telecommunications Corp. (a)   389,500  12,427
Circuit Systems, Inc. (a)   59,500  171
DSC Communications Corp. (a)   200,000  6,069
KTK Telecommunications Engineering Co. Ltd.   100,000  363
Kyosan Electric Manufacturing Co. Ltd.   500,000  1,162
Norstan, Inc. (a)   445,000  10,235
Perceptron, Inc. (a)   10,000  65
Plantronics, Inc. (a)   82,900  5,067
Tollgrade Communications, Inc. (a)   69,500  1,720
  60,632
COMPUTER SERVICES & SOFTWARE - 5.3%
Affiliated Computer Services, Inc. Class A (a)  1,136,412  41,195
Aladdin Knowledge Systems Ltd.   247,000  2,871
American Business Information, Inc. (a)(d)  1,995,000  19,701
American Business Information, Inc. Class A (a)(d)  1,925,600  19,497
Asymetrix Learning Systems, Inc.   80,000  740
Award Software International, Inc. (a)(d)   604,500  6,725
BancTec, Inc. (a)(d)   1,751,300  28,130
Black Box Corp. (a)(d)   1,427,600  45,950
Boole & Babbage, Inc. (d)  1,500,055  34,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
CI Technologies Group Ltd.   1,000,000 $ 1,825
CompuCom Systems, Inc. (a)   250,000  1,688
Computer Power Group Ltd.   578,256  1,525
Daitec Co. Ltd.   375,200  5,321
Data Research Associates, Inc.   200,000  3,600
ECI Telecom Ltd.   805,000  27,471
Edusoft Ltd. (d)  472,000  2,773
Electric Farms ASA  35,000  107
Equitrac Corp. (a)(d)  348,900  6,804
Eurodis Electron PLC  500,000  1,037
FDP Corp. (d)  574,300  6,963
Fair, Isaac & Co., Inc.   616,000  23,639
First Data Corp.   1,900,000  54,980
GSE Systems, Inc. (a)   197,000  665
Group 1 Software, Inc. (a)   52,000  709
Hartco Enterprises, Inc.   269,800  2,775
Inacom Corp. (a)   500,000  13,531
Kewill Systems PLC  260,000  4,585
MARC, Inc.   3,800  58
MPSI Systems, Inc. (a)   135,000  338
Mapix, Inc.   425,600  7,874
Melita International Corp. (a)(d)   782,500  9,439
MicroAge, Inc. (a)   675,000  9,408
Mysoftware Co. (a)(d)  323,000  1,615
NetVantage, Inc. Class A (a)  97,500  634
New Dimension Software Ltd. (a)   548,000  15,002
Orcad, Inc. (a)(d)  458,700  3,842
Orbotech Ltd. (a)   80,000  2,690
Project Software & Development, Inc. (a)   94,000  1,716
Rainbow Technologies, Inc. (a)(d)  700,150  10,415
Remedy Corp. (a)(d)  1,500,000  17,906
SPSS, Inc. (a)(d)  861,500  19,384
SPS Transaction Services, Inc. (a)  1,349,100  42,158
Symantec Corp. (a)   2,000,000  48,500
TECNOST Spa  632,500  1,916
Tieto Corp. Class B  134,200  4,971
USCS International, Inc. (a)   48,900  1,149
Unigraphics Solutions, Inc. Class A (a)(d)  573,500  5,950
  564,273
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.4%
ATL Products, Inc. Class A (a)  40,000 $ 1,093
Adaptec, Inc. (a)   1,500,000  17,438
Advanced Digital Information Corp. (a)(d)   949,300  9,612
Amplicon, Inc.   522,000  7,439
Creative Technology Ltd. (a)   350,000  4,288
Cybex Corp. (d)  545,000  15,328
Diebold, Inc.   63,300  1,598
Eltron International, Inc. (a)(d)  765,400  21,956
Equinox Systems, Inc. (a)(d)  307,600  2,807
HMT Technology Corp. (a)   100,000  906
Intest Corp. (a)(d)   416,000  2,028
Kronos, Inc. (a)(d)  609,000  21,162
Maezawa Kasei Industries Co. Ltd.   200,000  2,560
Nam Tai Electronics, Inc. warrants 11/24/00 (a)  140,000  -
Nam Tai Electronics, Inc.   350,000  4,375
Pomeroy Computer Resources, Inc. (a)   410,000  10,096
Quantum Corp. (a)   1,125,000  19,688
SED International Holdings, Inc. (a)(d)  1,000,000  5,875
Scan-Optics, Inc. (a)(d)  500,000  2,469
  150,718
ELECTRONIC INSTRUMENTS - 0.4%
ADE Corp. (a)   17,000  217
BTU International, Inc. (a)   337,300  1,181
DSP Technology, Inc. (a)(d)  224,100  1,849
Elscint Ltd. (a)(d)  853,400  5,920
HACH Co. Class A (non-vtg.)  39,000  390
Hurco Companies, Inc. (a)(d)   364,028  2,548
Mesa Laboratories, Inc. (a)   128,400  642
Modern Controls, Inc.   247,500  1,547
Nanometrics, Inc. (a)(d)  858,500  6,813
Reliability, Inc. (a)   250,000  1,938
Sanderson Electronics PLC  1,664,980  3,806
Tech-Sym Corp. (a)(d)  352,400  9,911
Toko Seiki Co. Ltd.   300,000  548
Wireless Telecom Group, Inc. (d)  1,565,100  3,913
X-Rite, Inc.   355,000  3,728
  44,951
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 2.6%
AVX Corp.   495,600 $ 7,434
Actel Corp. (a)   950,000  9,738
Align Rite International, Inc. (a)(d)   443,000  6,147
Apollo Electronics Co. Ltd.   100,000  678
Asia Electronics Holdings Co. Inc.   19,000  34
ASM Pacific Technology Ltd.   3,500,000  1,366
Atmel Corp. (a)   675,000  7,003
Audiovox Corp. Class A (a)  280,000  1,295
Benchmarq Microelectronics, Inc. (a)(d)   410,400  5,489
Bergman & Beving AB Class B Free shares  650,000  13,093
C.P. Clare Corp. (a)   41,500  389
Dallas Semiconductor Corp. (d)  2,310,000  74,208
Diodes, Inc. (a)(d)   498,400  3,240
Daidensha Co. Ltd.   100,000  407
General Semiconductor, Inc. (a)(d)   2,859,350  26,806
Griffon Corp. (a)(d)   2,657,300  29,894
Kingboard Chemical Holdings Ltd.   3,440,000  364
Kingboard Chemical Holdings Ltd. warrants 12/31/98 (a) 500,000 2 Methode Electronics, Inc. Class A 1,400,000 20,344
Micro Linear Corp. (a)(d)  1,150,000  5,750
Microsemi Corp. (a)(d)  870,800  8,164
Nichicon Corp.   75,000  908
NU Horizons Electronics Corp. (a)   352,500  1,785
PhoneTel Technologies, Inc. (a)   400,000  1,000
Quality Semiconductor, Inc. (a)   250,000  406
Richey Electronics, Inc. (a)   243,500  1,826
Roxboro Group PLC  400,000  1,450
Semtech Corp. (a)   27,400  317
Sedgemoor PLC  1,100,000  844
Siliconix, Inc. (a)   294,500  5,448
Stoneridge, Inc.   400,000  8,750
Supertex, Inc. (a)   107,500  1,048
Taitron Components, Inc. Class A (a)(d)  577,400  1,155
Techtronic Industries Co. Ord.   2,000,000  511
Tower Semiconductor Ltd.   640,000  4,320
3D Labs, Inc. Ltd.   99,600  504
Video Display Corp. (a)(d)  289,100  2,765
Varitronix International Ltd.   2,000,000  4,362
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Wongs Industrial International (a)  9,500,000 $ 1,765
Wongs International Holdings warrants 5/31/00 (a)  1,000,000  18
Zero Corp.   337,300  9,360
  270,387
TOTAL TECHNOLOGY   1,090,961
TRANSPORTATION - 4.7%
AIR TRANSPORTATION - 2.4%
Alpha Airports Group PLC  600,000  882
America West Holdings Corp. Class B (a)  675,000  16,242
ASA Holdings, Inc. (d)  1,655,000  70,338
Comair Holdings, Inc.   1,550,000  48,922
Midwest Express Holdings, Inc. (a)(d)  850,000  26,775
Transat AT, Inc. (a)   250,000  1,389
Viad Corp.   3,700,000  89,031
  253,579
RAILROADS - 0.5%
Canadian National Railway Co.   1,125,000  59,344
SHIPPING - 0.1%
Brovig Offshore AS  50,000  411
Farstad Shipping ASA  150,000  626
Isewan Terminal Service Co. Ltd.   1,000,000  2,082
Meiko Kaiun Kaisha Ltd., Nagoya  200,000  782
Ocean Wilsons Holding PLC  500,000  800
Tokyo Kisen Co. Ltd.   400,000  1,121
Ugland International Holdings PLC (UIH)  500,000  727
  6,549
TRUCKING & FREIGHT - 1.7%
Air Express International Corp.   1,700,000  37,506
Arnold Industries, Inc. (d)  2,150,000  29,025
Baltrans Holdings Ltd.   1,500,000  137
Boyd Brothers Transportation, Inc. (a)   188,800  1,487
Cannon Express, Inc. Class A (a)(d)  319,200  2,673
Circle International Group, Inc.   378,300  8,654
Daiwa Logistics Co. Ltd.   300,000  1,225
Frozen Food Express Industries, Inc.   96,500  784
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - CONTINUED
Goodfellow, Inc. (d)   350,000 $ 2,107
Hub Group, Inc. Class A (a)  158,900  3,168
Japan Logistic Systems Corp.   100,000  243
Landstar System, Inc. (a)   78,100  2,734
Marten Transport Ltd. (a)(d)  444,000  6,660
Old Dominion Freight Lines, Inc. (a)(d)  529,500  8,207
P.A.M. Transportation Services, Inc. (a)   139,000  1,129
Pittston Co. (Burlington Group)  1,500,000  17,906
Sakai Moving Service Co. Ltd.   100,000  768
Transcom Co. Ltd.  213,000  589
USFreightways Corp.   1,100,000  27,500
XTRA Corp.   412,900  25,548
  178,050
TOTAL TRANSPORTATION   497,522
UTILITIES - 3.6%
CELLULAR - 0.7%
Century Telephone Enterprises, Inc.   1,250,000  62,188
Europolitan Holdings AB  75,000  7,478
Smartone Telecommunications Holdings Ltd.   424,000  1,228
  70,894
ELECTRIC UTILITY - 0.4%
Bangor Hydro-Electric Co. (a)   367,400  3,398
Central Maine Power Co.   573,700  10,864
Maine Public Service Co.   80,600  1,149
Nevada Power Co.   100,000  2,363
Niagara Mohawk Power Corp. (a)   200,000  3,038
Scottish Power PLC ADR  200,000  1,938
Scottish Hydro-Electric PLC Ord.   1,250,000  12,153
Sierra Pacific Resources  100,000  3,538
  38,441
GAS - 0.4%
Aquila Gas Pipeline Corp.   865,800  8,442
Atrion Corp.   61,500  538
Bay State Gas Co.   22,200  857
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Essex County Gas Co.   10,000 $ 455
Midcoast Energy Resources, Inc.   246,950  5,526
Otaki Gas Co. Ltd.   211,000  563
Sempra Energy (a)  300,000  7,556
Southwestern Energy Co. (d)   1,680,600  15,125
  39,062
TELEPHONE SERVICES - 0.2%
Atlantic Tele-Network, Inc. (a)(d)   490,920  6,382
Davel Communications Group, Inc. (a)   228,400  5,510
Emerging Communications, Inc. (a)(d)   1,227,300  10,509
Peoples Telephone Co., Inc. (a)   209,300  1,033
  23,434
WATER - 1.9%
Brockhamton Holdings PLC Class A (non-vtg.)  4,700,000  6,523
Hyder PLC  6,850,000  112,902
Yorkshire Water PLC  9,725,000  80,978
  200,403
TOTAL UTILITIES   372,234
TOTAL COMMON STOCKS
(Cost $7,588,747)   9,425,367
PREFERRED STOCKS - 0.1%
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Goodrich Petroleum Corp., Series A, $8.00  73,800  498
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Telecom Italia Mobile Spa  1,500,000  5,734
TOTAL PREFERRED STOCKS
(Cost $2,287)   6,232
CONVERTIBLE BONDS - 0.0%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
  (UNAUDITED) (C) AMOUNT (000S) (000S)
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Mercury Air Group, Inc. 7 3/4%, 2/1/06  B- $ 500 $ 565
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Trans-Lux Corp. 7 1/2%, 12/1/06  -  535  538
TOTAL CONVERTIBLE BONDS
(Cost $1,211)   1,103
CASH EQUIVALENTS - 10.8%
 SHARES
Taxable Central Cash Fund (b)
(Cost $1,140,914)  1,140,913,709  1,140,914
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,733,159)  $ 10,573,616
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Affiliated company (see Note 7 of Notes to Financial Statements).
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $56,980,000 or 0.5% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   74.4%
United Kingdom   7.5
Canada   4.7
Bermuda   1.9
Finland   1.7
Japan   1.5
France   1.5
Sweden   1.4
Norway   1.0
Others (individually less than 1%)   4.4
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $8,735,796,000. Net unrealized appreciation aggregated $1,837,820,000, of which $2,473,867,000 related to appreciated investment securities and $636,047,000 related to depreciated investment securities.
The fund hereby designates approximately $424,517,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $8,733,159) -                   $ 10,573,616
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $389)                                388

RECEIVABLE FOR INVESTMENTS SOLD                                           36,237

RECEIVABLE FOR FUND SHARES SOLD                                           7,014

DIVIDENDS RECEIVABLE                                                      11,033

INTEREST RECEIVABLE                                                       6,915

REDEMPTION FEES RECEIVABLE                                                3

OTHER RECEIVABLES                                                         196

 TOTAL ASSETS                                                             10,635,402

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                       $ 752

PAYABLE FOR INVESTMENTS PURCHASED                                78,648

PAYABLE FOR FUND SHARES REDEEMED                                 30,813

ACCRUED MANAGEMENT FEE                                           7,100

OTHER PAYABLES AND ACCRUED EXPENSES                              2,995

 TOTAL LIABILITIES                                                        120,308

NET ASSETS                                                               $ 10,515,094

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 7,832,320

UNDISTRIBUTED NET INVESTMENT INCOME                                       70,720

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     771,738
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 1,840,316
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 406,429 SHARES OUTSTANDING                               $ 10,515,094

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                            $25.87
($10,515,094 (DIVIDED BY) 406,429 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $25.87)                    $26.67



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                                   YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                     $ 124,557
DIVIDENDS (INCLUDING $18,691 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                               109,431

                                                                       233,988

LESS FOREIGN TAXES WITHELD                                             (10,956)

 TOTAL INCOME                                                          223,032

EXPENSES

MANAGEMENT FEE                                             $ 69,532
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     10,960

TRANSFER AGENT FEES                                         20,906

ACCOUNTING FEES AND EXPENSES                                827

NON-INTERESTED TRUSTEES' COMPENSATION                       47

CUSTODIAN FEES AND EXPENSES                                 1,275

REGISTRATION FEES                                           1,011

AUDIT                                                       90

LEGAL                                                       47

INTEREST                                                    1

MISCELLANEOUS                                               40

 TOTAL EXPENSES BEFORE REDUCTIONS                           104,736

 EXPENSE REDUCTIONS                                         (1,283)    103,453

NET INVESTMENT INCOME                                                  119,579

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF          975,854
 $115,138 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                              (897)

 FUTURES CONTRACTS                                          (694)      974,263

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      (66,036)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (88)       (66,124)

NET GAIN (LOSS)                                                        908,139

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,027,718
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         JULY 31,      JULY 31,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 119,579     $ 83,162
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 974,263       472,073

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (66,124)      1,502,767

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,027,718     2,058,002
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (106,826)     (53,737)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (591,880)     (357,058)

 TOTAL DISTRIBUTIONS                                      (698,706)     (410,795)

SHARE TRANSACTIONS                                        3,991,908     3,683,464
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            685,260       402,041

 COST OF SHARES REDEEMED                                  (3,166,447)   (1,079,186)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,510,721     3,006,319
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           2,051         1,242

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,841,784     4,654,768

NET ASSETS

 BEGINNING OF PERIOD                                      8,673,310     4,018,542

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 10,515,094  $ 8,673,310
INCOME OF $70,720 AND $62,129, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     153,618       170,807

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  27,797        20,738

 REDEEMED                                                 (119,111)     (49,663)

 NET INCREASE (DECREASE)                                  62,304        141,882




FINANCIAL HIGHLIGHTS
                                                 YEARS ENDED JULY 31,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 25.20   $ 19.87   $ 19.25   $ 17.62   $ 17.19
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .29 C     .30 C     .26       .20       .06

 NET REALIZED AND                    2.24      6.93      1.83      3.57      2.15
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                          2.53      7.23      2.09      3.77      2.21
 INVESTMENT OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.28)     (.24)     (.23)     (.09)     (.16)

 FROM NET REALIZED GAIN              (1.58)    (1.66)    (1.24)    (2.05)    (1.62)

 TOTAL DISTRIBUTIONS                 (1.86)    (1.90)    (1.47)    (2.14)    (1.78)

REDEMPTION FEES ADDED                -         -         -         -         -
TO PAID IN CAPITAL

NET ASSET VALUE,                    $ 25.87   $ 25.20   $ 19.87   $ 19.25   $ 17.62
END OF PERIOD

TOTAL RETURN A, B                    10.53%    39.45%    11.50%    23.81%    13.67%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 10,515  $ 8,673   $ 4,019   $ 2,947   $ 2,167
(IN MILLIONS)

RATIO OF EXPENSES TO                 .97%      1.02%     1.05%     1.12%     1.14%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                 .95% D    1.01% D   1.04% D   1.11% D   1.13% D
AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    1.10%     1.36%     1.46%     1.31%     .51%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              47%       45%       79%       65%       54%

AVERAGE COMMISSION RATE E           $ .0270   $ .0230


I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
J TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
K NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
L FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
M FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity
Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 3, 1998, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940 as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, futures transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,521,003,000 and $4,146,449,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $72,736,000 and $72,042,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .74% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $9,911,000on sales of shares of the fund of which $9,890,000 was retained.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $968,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $2,208,000. The weighted average interest rate was 5.94%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,051,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $31,000 and $201,000, respectively, under these arrangements.

7. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
     AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AAF Industries PLC  $ - $ 290 $ - $ -
ABT Building Products Corp.    -  1,182  -  -
ADAC Laboratories    4,218  -  -  32,700
Adams Resources and Energy, Inc.    1,789  -  -  3,336
Advanced Digital Information Corp.    7,851  390  -  9,612
Advocat, Inc.    -  2,584  -  -
AFC Cable Systems, Inc.   4,433  -  -  25,500
Alamco, Inc.    -  1,899  -  -
Alberto-Culver Co. Class A    1,461  8  70  26,653
Align Rite International, Inc.    193  148  -  6,147
All American Communications, Inc.    -  12,275  -  -
Allied Research Corp.    231  -  -  4,720
American Business Information, Inc.    763  -  -  39,198
American Indemnity Financial Corp.    -  1,028  12  -
American Safety Razor Co.    451  3,258  -  12,610
Applebee's International, Inc.   7,326  -  -  40,606
ARK Restaurants Corp.    823  -  -  3,240
Arnold Industries, Inc.    16,600  790  801  29,025
ASA Holdings, Inc.    -  6,886  761  70,338
Asahi Concrete Works Co. Ltd.    958  -  59  2,677
Atlantic Tele-Network, Inc.    2,636  -  -  6,382
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Australian Oil & Gas Corp. Ltd.   $ 219 $ - $ 203 $ 3,429
Autocam Corp.    371  -  46  10,509
Award Software International, Inc.    2,564  -  -  6,725
Aztec Manufacturing Co.    589  1,196  61  4,829
BA Merchant Services, Inc. Class A   2,873  -  -  18,063
Bairnco Corp.    4,559  -  122  6,137
Baker (J.), Inc.    -  931  22  -
Ballard Medical Products   16,154  -  252  56,906
BancTec, Inc.    11,712  2,955  -  28,130
Banyan Strategic Land Trust (SBI)   -  68  435  6,610
BeautiControl Cosmetics, Inc.    -  4,954  81  -
Beazer Homes USA, Inc.   1,719  -  -  9,980
Belmont Homes, Inc.    -  3,113  -  -
Benchmarq Microelectronics, Inc.   957  372  -  5,489
Benihana, Inc.    1,390  28  -  3,290
Bergensbanken ASA   4,717  -  450  10,660
Bertucci's, Inc.    -  3,806  -  -
Black Box Corp.    7,480  -  -  45,950
Blair Co.    8,064  -  291  26,395
BMTC Group, Inc. Class A (sub-vtg.)   384  -  34  6,350
Boole & Babbage, Inc.    -  2,618  -  34,501
Brampton Brick Ltd. Class A    109  -  -  1,054
Brookstone, Inc.    -  -  -  10,281
BTU International, Inc.    197  515  -  -
Bush Industries, Inc. Class A   13,018  -  106  21,870
Canadian Western Bank   4,920  -  -  11,688
Cannon Express, Inc. Class A   311  -  -  2,673
Castle Energy Corp.    -  8,607  507  7,000
CEC Resources Ltd.    -  147  -  -
CFC International, Inc.    -  2,591  -  -
Chart Industries, Inc.    1,865  2,671  113  13,225
Chase Corp.   1,492  -  -  3,970
Chase Industries, Inc.    5,948  321  -  13,620
Chateau Stores of Canada Ltd. Class A   -  -  40  1,276
Chicos Fas, Inc.    2,764  1,887  -  7,939
Circuit Systems, Inc.    950  1,029  -  -
Cobra Electronics Corp.    1,510  -  -  2,361
Cogeco Cable, Inc.    2,770  -  125  10,815
Cogeco, Inc.    2,902  -  163  15,232
Cold Metal Products, Inc.    -  1,083  -  2,087
Cole National Corp. Class A   6,046  1,497  -  34,980
Columbus Energy Corp.    531  -  -  3,140
Communications Systems, Inc.    -  3,834  181  -
Compdent Corp.    4,888  -  -  13,536
Computer Data Systems, Inc.    -  1,657  37  -
Concord Fabrics, Inc. Class A & Class B   226  303  -  2,458
Conso Products Co.    436  -  -  5,330
Consolidated Products, Inc.    5,259  457  -  22,125
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Continental Circuits Corp.   $ 3,577 $ 6,017 $ - $ -
Continental Homes Holding Corp.    -  8,033  33  -
ConVest Energy Corp.    16  47  -  -
Cook (D.C.) Holdings PLC   58  -  34  1,502
Corcom, Inc.    188  1,383  -  -
Cotton States Life & Health
 Insurance Co.   1,138  -  14  5,663
CPAC, Inc.    -  33  -  6,845
Craig (Jenny), Inc.    1,198  2,791  -  -
Crossman Communities, Inc.    4,181  -  -  34,491
Crown Central Petroleum Corp.
 Class A   166  210  -  5,875
Custom Chrome, Inc.    -  6,016  -  -
Cybex Corp.    2,280  -  -  15,328
Dallas Semiconductor Corp.    30,141  1,030  247  74,208
Data Research Associates, Inc.    -  630  -  -
Data Systems & Software   -  618  -  -
Davel Communications Group, Inc.    -  2,310  -  -
Decorator Industries, Inc.    -  -  85  4,015
Del Laboratories, Inc.   2,843  -  30  12,595
Desjardins-Laurentian Financial
 Corp., Class A (sub-vtg.)   3,558  -  7  7,101
Devon Group, Inc.    1,987  5,069  -  -
DH Technology, Inc.    -  925  -  -
Diagnostic Retrieval Systems, Inc.    1,279  3,193  -  -
Dime Financial Corp.   893  -  48  13,571
Diodes, Inc.    3,041  -  -  3,240
Diversified Corporate Resources, Inc.    624  -  -  2,894
Dominion Homes, Inc.    2,775  698  -  6,531
Dorel Industries, Inc.
 Class B (sub-vtg.)   -  838  -  -
Drew Industries, Inc.    840  -  -  15,893
DRS Technologies, Inc.    3,098  3,271  -  -
DSG International Ltd.    -  1,717  -  4,110
DSP Technology, Inc.    627  -  -  1,849
DT Industries, Inc.    847  3,042  13  -
Ducommun, Inc.    10,293  710  -  22,410
Durakon Industries, Inc.    -  -  -  8,229
Dyersburg Corp.    -  3,766  43  3,413
Echelon International Corp.    -  725  -  -
Edusoft Ltd.    1,712  -  178  2,773
Elscint Ltd.    -  4,585  -  5,920
Eltron International, Inc.    9,940  -  -  21,956
Elxsi Corp.    -  -  -  3,110
Emerging Communications, Inc.    5,063  -  -  10,509
Enea Data AB, Series B Free shares   -  952  39  -
ENEX Resources Corp.    -  -  36  2,020
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Engineered Support Systems, Inc.   $ 1,322 $ 422 $ 9 $ 5,995
Engle Homes, Inc.    4,575  109  127  15,392
Equitrac Corp.    704  -  -  6,804
Equinox Systems, Inc.   726  -  -  2,807
Excel Industries, Inc.    231  7,934  98  -
Fabri-Centers of America, Inc. Class A   2,170  -  -  13,446
Fansteel, Inc.    870  86  -  6,068
Farm Family Holdings, Inc.    -  -  -  20,684
Farr Co.    -  1,041  -  -
FDP Corp.    2,912  -  19  6,963
Federal Screw Works   -  -  218  5,277
FIH AS Class B   7,511  185  681  26,550
Finish Line, Inc. Class A   15,134  2,642  -  35,700
First Central Financial Corp.    -  1,166  -  -
Firstbank Puerto Rico   -  819  723  79,522
Flanigans Enterprises, Inc.    384  -  -  952
Flir Systems, Inc.    -  3,299  -  5,067
Footstar, Inc.    8,918  7,222  -  57,461
Foremost Industries, Inc.    58  236  -  2,087
Fossil, Inc.    6,404  1,963  -  36,602
FRM Nexus, Inc.    -  -  -  470
Gainsco, Inc.    -  9,768  58  -
Galey & Lord, Inc.    3,357  10,744  -  -
Gardner Denver Machinery, Inc.   5,495  -  -  24,600
Gateway Data Sciences Corp.    -  1,256  -  -
GBC Bancorp California   85  1,214  263  22,275
Gehl Co.    2,491  224  -  11,550
General Semiconductor, Inc.    13,617  -  -  26,806
Genicom Corp.    -  3,266  -  -
Giant Cement Holding, Inc.    2,386  251  -  15,998
Global Motorsport Group, Inc.    4,169  -  -  10,588
Goodfellow, Inc.    740  -  51  2,107
Graphic Industries, Inc.    -  3,645  13  -
Griffon Corp.    798  3,756  -  29,894
GSE Systems, Inc.    -  1,219  -  -
Gymboree Corp.    195  983  -  15,000
Hallwood Consolidated
 Resources Corp.   973  -  -  2,755
Hampshire Group Ltd.    2,533  -  -  6,044
Hardinge, Inc.   784  468  74  12,909
Helen of Troy Corp.    188  259  -  61,087
Hirsch International Corp. Class A   5,459  1,015  -  3,075
Holly Corp.   96  -  -  10,253
Homebase, Inc.    2,257  2,196  -  15,500
HPSC, Inc.    -  32  -  2,940
Hurco Companies, Inc.    209  -  -  2,548
ICU Medical, Inc.   370  -  -  6,119
IDEX Corp.   -  -  -  41,804
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
IEC Electronics Corp.   $ 3,175 $ 3,822 $ - $ -
IHOP Corp.    814  2,347  -  28,432
Independence Federal Savings Bank   85  56  29  1,815
Intercontinental Life Corp.    193  -  -  10,522
International Imaging Materials, Inc.    -  4,218  -  -
Intest Corp.    747  -  -  2,028
IPC Holdings Ltd.   23,907  -  -  64,010
IPC Information Systems, Inc.    -  4,228  -  -
Jean Coutu Group, Inc. Class A   -  -  179  29,665
Jean Philippe Fragrances, Inc.    -  3,093  -  -
JLM Couture, Inc.    515  -  -  545
Journal Register Co.    431  1,035  -  -
Kaynar Technologies, Inc.   4,785  -  -  6,747
Kennedy Wilson, Inc.    83  240  -  3,450
Kenneth Cole Productions, Inc. Class A   4,195  1,021  -  12,852
Kentucky Electric Steel, Inc.    -  648  -  -
King World Productions, Inc.    4,550  4,981  -  103,600
Koss Corp.    126  1,355  -  2,428
Kronos, Inc.   2,754  -  -  21,162
Laboratory Specialists America, Inc.    248  -  -  1,407
Ladd Furniture, Inc.    482  927  -  -
Lasalle Re Holdings Ltd.    24,054  884  3,142  51,253
Laser Industries Ltd. Ord   1,219  2,265  -  -
Lawyers Title Corp.    -  8,633  124  -
Lechters, Inc.    -  1,705  -  -
Libbey, Inc.    -  -  -  -
Life USA Holding, Inc.    2,050  884  101  22,746
M Corp, Inc.    -  -  -  369
M/I Schottenstein Homes, Inc.    -  -  88  20,955
MacFrugals Bargains Closeouts, Inc.    -  20,384  -  -
MARC, Inc.    -  981  88  -
Mark VII, Inc.   724  -  -  8,539
Markwest Hydrocarbon, Inc.    -  84  -  -
Marten Transport Ltd.    -  -  -  6,660
Martin Color-Fi, Inc.    1,312  -  -  1,452
Maynard Oil Co.   519  -  -  2,872
Medstone International, Inc.    2,414  -  -  4,770
Melita International Corp.    5,971  739  -  9,439
Mercury Air Group   394  615  -  5,210
Metro Richelieu, Inc. Class A   6,438  -  178  38,565
Micro Linear Corp.    -  377  -  5,750
Microsemi Corp.    -  -  -  8,164
Midwest Express Holdings, Inc.    678  2,396  -  26,775
MMI Companies, Inc.    8,950  65  322  28,175
Moffat  Communications Ltd.   812  -  29  15,883
Monaco Coach Corp.    607  3,149  -  9,484
Monro Muffler Brake, Inc.    -  2,067  -  7,702
Morton's Restaurant Group   -  -  -  8,280
Movado Group, Inc.    874  -  59  18,000
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
MTL, Inc.   $ - $ 4,028 $ - $ -
Murakami Corp.    183  -  22  2,712
MYR Group, Inc.    1,370  -  69  8,527
Mysoftware Co.    -  412  -  1,615
Nanometrics, Inc.    4,292  -  -  6,813
Nathans Famous, Inc.    60  462  -  -
National Western Life
 Insurance Co. Class A   473  -  -  20,655
Natural Alternatives International, Inc.    -  902  -  -
Nature's Sunshine Products, Inc.   2,031  -  -  21,269
Nautica Enterprises, Inc.   16,493  -  -  67,032
New Dimension Software Ltd.    2,819  2,676  -  -
North American Mortgage Co.    -  11,083  72  -
Norvestia OY Class B   -  -  224  3,854
NSC Corp.    -  -  83  894
Nutramax Products, Inc.    -  2,870  -  -
Oakwood Homes Corp.   12,259  -  -  62,775
Octel Corp.   13,246  -  -  29,900
OEC Medical Systems, Inc.    5,762  -  -  28,028
Old American Stores, Inc.    -  1,618  -  -
Old Dominion Freight Lines, Inc.    1,053  -  -  8,207
One Price Clothing Stores, Inc.    -  3,168  -  -
Orbit F/R    -  -  -  -
Orcad, Inc.    402  2,696  -  3,842
Oriole Homes Corp. Class B   -  -  -  1,315
OroAmerica, Inc.    1,064  3,476  -  -
Orthofix International   1,296  -  -  11,404
Patrick Industries, Inc.    2,229  131  80  8,828
Pe Ben Oilfield Services Ltd.    -  51  -  764
Performance Food Group Co.   -  215  -  13,735
Petroleum Development Corp.    3,112  -  -  7,337
Philadelphia Consolidated
 Holding Corp.   5,088  -  -  16,610
Piercing Pagoda, Inc.    1,001  -  -  21,564
Poncebank   4,619  3,105  188  -
Powell Industries, Inc.    3,993  -  -  13,560
Premier Choix Tvec, Inc. Class A   -  266  -  -
Primesource Corp.   678  -  18  3,467
Primex Technologies, Inc.    -  1,949  200  -
Programming & Systems, Inc.   -  -  -  -
Pubco Corp.    1,338  -  -  3,594
PXRE Corp.    -  50  697  19,577
Qualix Group, Inc.    -  1,047  -  -
Quest Diagnostics, Inc.    1,726  -  -  40,180
Quixote Corp.    2,444  339  83  8,755
Rainbow Technologies, Inc.    -  7,370  -  10,415
Raster Graphics, Inc.    1,731  1,990  -  -
Raytech Corp.    248  -  -  1,619
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Rehabcare Corp.   $ 1,152 $ - $ - $ 11,018
Reliability, Inc.    -  917  -  -
Remedy Corp.    -  -  -  17,906
Res-Care, Inc.    4,119  1,761  -  22,948
Rex Stores Corp.    844  -  -  5,656
Reynolds & Reynolds Co. Class A   3,043  -  -  69,352
Richardsons Westgrath PLC Class L   1,893  -  103  2,676
Right Management Consultants, Inc.    60  -  -  8,465
Robertson Ceco Corp.    1,845  -  -  9,786
RPC Energy Services, Inc.    10,254  954  318  33,104
Ryan Hotels Ltd.    -  93  155  5,658
S & K Famous Brands, Inc.    338  412  -  6,650
Saevik Supply AS   419  1,619  -  -
Safeguard Health Enterprises, Inc.    1,910  -  -  2,125
San Francisco Boutiques, Inc.
 Class B (sub-vtg.)   113  -  -  1,876
Scan-Optics, Inc.    1,311  94  -  2,469
Schult Homes Corp.    -  3,262  66  -
SCPIE Holding, Inc.    3,413  1,677  160  22,136
Seattle FilmWorks, Inc.    8,029  2,027  -  9,004
SED International Holdings, Inc.    7,547  507  -  5,875
Seibels Bruce Group   -  -  -  -
Shelby Williams Industries, Inc.    6,152  4,254  158  9,000
Shelter Components Corp.    -  1,517  -  -
Sonic Corp.    -  1,503  -  38,216
Sound Advice, Inc.    -  995  -  748
Southern Electronics Corp.    3,576  4,640  -  -
Southern Energy Homes, Inc.    1,403  1,151  -  13,547
Southwestern Energy Co.    1,835  2,173  409  15,125
Sparebanken Rana Grunnfondsbevis   24  -  40  644
Special Metals Corp.    -  -  -  -
Speizman Industries, Inc.    431  217  -  989
SPSS, Inc.    9,344  -  -  19,384
Standard Commercial Corp.    5,757  -  -  12,489
Stanley Furniture Co., Inc.    1,087  392  -  13,799
Stanley Technology Group, Inc.    97  -  -  2,852
Steel of West Virginia, Inc.    -  -  -  5,636
Stephan Co.    14  -  33  5,268
Stewart Information Services Corp.    1,775  3,574  172  24,314
Strattec Security Corp   2,132  -  -  10,189
Summit Holdings Southeast, Inc.    8,928  -  -  18,456
Superior Energy Services, Inc.    -  1,195  -  -
Supreme  International Corp.   1,503  -  -  7,623
Swift Energy Co.    14,572  1,104  -  18,503
Sybron Chemical Industry Corp.    684  2,099  -  -
Sylvan Foods Holdings, Inc.    338  36  -  8,895
T B Wood's Corp.    24  141  142  7,307
Taitron Components, Inc. Class A   668  -  -  1,155
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Talentum OY Class B  $ 828 $ - $ 152 $ 10,288
Tandy Brands Accessories, Inc.    4,368  -  -  10,220
Tay Homes PLC   2,066  -  303  5,398
TBC Corp.    -  1,468  -  11,436
Tech-Sym Corp.   1,409  960  -  9,911
Terra Nova (Bermuda) Holdings Ltd.    3,698  -  157  49,669
Thomas Group   -  1,356  -  -
Todhunter International, Inc.    140  188  -  -
Torch Energy Royalty Trust unit   -  2,310  -  -
Trans Lux Corp.    53  109  4  -
Transpro, Inc.    -  -  132  4,585
Transtechnology Corp.    38  1,936  48  -
Twin Disc, Inc.    4,053  -  170  7,683
UICI   18,791  -  -  68,150
Uni Select, Inc.    606  -  116  12,253
Unigraphics Solutions, Inc. Class A   662  -  -  5,950
Unico America Corporation   289  30  24  5,024
United Dental Care, Inc.   7,981  -  -  17,155
USEC, Inc   12,870  -  -  119,700
Unionamerica Holdings PLC
 sponsored ADR   -  7,917  22  -
URS Corp.    7,175  -  -  21,329
U.S. Home Corp.    -  -  -  22,487
USX-Delhi Group   -  4,265  41  -
Utah Medical Products, Inc.    1,346  -  -  6,023
Valley Forge Corp.    148  -  73  5,967
Vertex Communications Corp.    2,133  -  -  11,220
Vestcom International   -  -  -  -
Video Display Corp.    1,380  1,150  -  2,765
Virginia First Financial Corp.    103  232  16  -
Warren Bancorp., Inc.    -  1,830  32  -
Washington Homes, Inc.    -  651  -  -
Western Beef, Inc.    362  -  -  3,969
Weston (Roy F.), Inc. Class A   -  184  -  -
Winsloew Furniture, Inc.    3,519  920  -  15,901
Winston Resources, Inc.    710  -  -  1,639
Wireless Telecom Group, Inc.    7,244  -  216  3,913
Woodhead Industries, Inc.    -  234  -  -
World Fuel Services Corp.    162  -  242  20,676
Worldtex Corp.    -  777  -  6,584
WSOY (Werner Soderstrom
 Osakeyhtio) Class B    -  491  607  57,062
Wynn's International, Inc.    2,598  -  392  32,265
Zilog, Inc.    312  23,634  -  -
TOTALS  $ 746,905 $ 415,466 $ 18,691 $ 3,809,725
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 1998
DISTRIBUTIONS


The Board of Trustees of Low-Priced Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE      9/08/97 12/15/97 9/08/98

RECORD DATE   9/05/97 12/12/97 9/04/98

DIVIDENDS     $.16    $.12     $.17

SHORT-TERM
CAPITAL GAINS $.41    $ .22    $.56

LONG-TERM
CAPITAL GAINS $.69    $ .26    $1.18

LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate 50.62% 34.13%
 20% rate 49.38% 65.87%
A total of 2.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 11.89% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1
 For mutual fund and brokerage trading.
2
 For quotes.*
3
 For account balances and holdings.
4
 To review orders and mutual
fund activity.
5
 To change your PIN.
*0
  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc.
100 Summer St., Boston, MA  02110
Member NYSE/SIPC


MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Joel C. Tillinghast, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

LPS-ANN-0998  60527
1.536378.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant SM Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CORPORATE HEADQUARTERS
82 Devonshire St., Boston, MA 02109
WWW.FIDELITY.COM

FIDELITY
PURITAN(registered trademark)
FUND
ANNUAL REPORT
JULY 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CONTENTS


PRESIDENT'S MESSAGE    3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   48  STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  52  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT  57  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS          58

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998     PAST 1  PAST 5   PAST 10
                                YEAR    YEARS    YEARS

FIDELITY PURITAN                12.56%  103.21%  289.40%

S&P 500 (REGISTERED TRADEMARK)  19.29%  180.53%  445.15%

LB AGGREGATE BOND               7.87%   38.97%   139.96%

BALANCED FUNDS AVERAGE          9.75%   89.19%   232.69%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 379 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998  PAST 1  PAST 5  PAST 10
                             YEAR    YEARS   YEARS

FIDELITY PURITAN             12.56%  15.24%  14.56%

S&P 500                      19.29%  22.91%  18.48%

LB AGGREGATE BOND            7.87%   6.80%   9.15%

BALANCED FUNDS AVERAGE       9.75%   13.54%  12.71%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Puritan                     S&P 500
LB Aggregate Bond
             00004                       SP001
LB001
  1988/07/31      10000.00                    10000.00
   10000.00
  1988/08/31       9898.67                     9660.00
   10026.00
  1988/09/30      10180.37                    10071.52
   10253.59
  1988/10/31      10346.61                    10351.50
   10446.36
  1988/11/30      10275.36                    10203.48
   10318.91
  1988/12/31      10346.99                    10382.04
   10330.26
  1989/01/31      10857.86                    11142.00
   10479.02
  1989/02/28      10760.55                    10864.57
   10403.57
  1989/03/31      10956.02                    11117.71
   10448.31
  1989/04/30      11326.43                    11694.72
   10666.67
  1989/05/31      11705.08                    12168.36
   10947.21
  1989/06/30      11786.93                    12099.00
   11280.00
  1989/07/31      12438.05                    13191.54
   11520.27
  1989/08/31      12521.53                    13450.09
   11349.77
  1989/09/30      12383.48                    13394.95
   11407.65
  1989/10/31      12013.18                    13084.18
   11688.28
  1989/11/30      12237.08                    13351.10
   11799.32
  1989/12/31      12374.86                    13671.53
   11831.18
  1990/01/31      11850.96                    12754.17
   11690.39
  1990/02/28      11977.42                    12918.70
   11727.79
  1990/03/31      11994.66                    13261.04
   11736.00
  1990/04/30      11701.22                    12929.52
   11628.03
  1990/05/31      12352.30                    14190.14
   11972.22
  1990/06/30      12286.19                    14093.65
   12164.98
  1990/07/31      12174.49                    14048.55
   12332.85
  1990/08/31      11439.18                    12778.56
   12167.59
  1990/09/30      10908.02                    12156.25
   12268.58
  1990/10/31      10718.81                    12103.97
   12424.39
  1990/11/30      11324.28                    12885.89
   12691.52
  1990/12/31      11589.02                    13245.41
   12889.51
  1991/01/31      12108.36                    13822.91
   13049.34
  1991/02/28      12810.44                    14811.25
   13160.26
  1991/03/31      12895.55                    15169.68
   13251.06
  1991/04/30      13002.93                    15206.08
   13394.17
  1991/05/31      13637.46                    15862.99
   13471.86
  1991/06/30      13164.29                    15136.46
   13465.12
  1991/07/31      13619.94                    15841.82
   13652.29
  1991/08/31      13857.67                    16217.27
   13947.18
  1991/09/30      13869.31                    15946.44
   14230.31
  1991/10/31      14070.32                    16160.13
   14388.26
  1991/11/30      13587.91                    15508.87
   14520.63
  1991/12/31      14423.29                    17283.09
   14951.90
  1992/01/31      14545.69                    16961.62
   14748.55
  1992/02/29      14953.70                    17182.12
   14844.42
  1992/03/31      14880.61                    16847.07
   14761.29
  1992/04/30      15366.64                    17342.38
   14867.57
  1992/05/31      15542.43                    17427.35
   15148.57
  1992/06/30      15458.70                    17167.69
   15357.62
  1992/07/31      15929.69                    17869.85
   15670.91
  1992/08/31      15772.69                    17503.51
   15829.19
  1992/09/30      15965.01                    17710.06
   16017.55
  1992/10/31      15844.48                    17772.04
   15804.52
  1992/11/30      16271.82                    18378.07
   15807.68
  1992/12/31      16648.42                    18604.12
   16059.02
  1993/01/31      17122.80                    18760.39
   16367.36
  1993/02/28      17472.94                    19015.53
   16653.79
  1993/03/31      18163.85                    19416.76
   16723.73
  1993/04/30      18506.57                    18946.88
   16840.80
  1993/05/31      18757.89                    19454.65
   16862.69
  1993/06/30      18884.82                    19511.07
   17167.91
  1993/07/31      19162.03                    19433.03
   17265.76
  1993/08/31      19716.44                    20169.54
   17567.91
  1993/09/30      19580.73                    20014.23
   17615.35
  1993/10/31      20089.80                    20428.53
   17680.52
  1993/11/30      19766.98                    20234.46
   17530.24
  1993/12/31      20219.02                    20479.29
   17624.90
  1994/01/31      21117.64                    21175.59
   17862.84
  1994/02/28      20886.57                    20601.73
   17552.03
  1994/03/31      20109.15                    19703.49
   17118.49
  1994/04/30      20329.42                    19955.70
   16981.54
  1994/05/31      20458.99                    20282.97
   16979.84
  1994/06/30      20300.63                    19786.04
   16942.49
  1994/07/31      20810.11                    20435.02
   17279.64
  1994/08/31      21424.09                    21272.86
   17300.38
  1994/09/30      20962.15                    20751.67
   17046.06
  1994/10/31      21207.96                    21218.59
   17030.72
  1994/11/30      20538.81                    20445.80
   16993.26
  1994/12/31      20579.78                    20749.02
   17110.51
  1995/01/31      20482.51                    21287.04
   17449.30
  1995/02/28      21107.82                    22116.59
   17864.59
  1995/03/31      21597.71                    22769.25
   17973.56
  1995/04/30      22031.91                    23439.81
   18225.19
  1995/05/31      22508.12                    24376.70
   18930.51
  1995/06/30      22760.93                    24942.97
   19068.70
  1995/07/31      23521.98                    25770.08
   19026.75
  1995/08/31      23634.73                    25834.76
   19256.97
  1995/09/30      23973.36                    26924.99
   19443.77
  1995/10/31      23587.61                    26828.87
   19696.54
  1995/11/30      24430.54                    28006.65
   19991.98
  1995/12/31      24996.30                    28546.06
   20271.87
  1996/01/31      25348.98                    29517.77
   20405.67
  1996/02/29      25672.27                    29791.40
   20050.61
  1996/03/31      26099.63                    30078.29
   19910.25
  1996/04/30      26114.43                    30521.64
   19798.76
  1996/05/31      26277.18                    31308.80
   19759.16
  1996/06/30      26396.35                    31428.08
   20023.93
  1996/07/31      25888.73                    30039.59
   20078.00
  1996/08/31      26127.61                    30673.13
   20043.86
  1996/09/30      27163.89                    32399.41
   20392.63
  1996/10/31      27823.20                    33292.98
   20845.34
  1996/11/30      29224.25                    35809.60
   21201.80
  1996/12/31      28784.33                    35100.21
   21004.62
  1997/01/31      29769.41                    37293.27
   21069.74
  1997/02/28      30220.21                    37585.65
   21122.41
  1997/03/31      29209.21                    36041.26
   20887.95
  1997/04/30      30405.21                    38192.92
   21201.27
  1997/05/31      31634.89                    40518.11
   21402.68
  1997/06/30      32812.52                    42333.32
   21657.37
  1997/07/31      34595.80                    45701.78
   22242.12
  1997/08/31      33067.27                    43141.57
   22053.07
  1997/09/30      34398.59                    45504.43
   22379.45
  1997/10/31      33694.43                    43984.58
   22703.95
  1997/11/30      34504.22                    46020.63
   22808.39
  1997/12/31      35217.47                    46810.80
   23038.76
  1998/01/31      35526.40                    47328.53
   23333.65
  1998/02/28      36907.48                    50741.86
   23314.99
  1998/03/31      38059.19                    53340.35
   23394.26
  1998/04/30      38278.98                    53876.96
   23515.91
  1998/05/31      38224.03                    52950.81
   23739.31
  1998/06/30      39031.98                    55101.68
   23941.09
  1998/07/31      38939.66                    54514.84
   23996.00
IMATRL PRASUN   SHR__CHT 19980731 19980903 160004 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $38,940 - a 289.40% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, and the Lehman Brothers Aggregate Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $54,515 - a 445.15% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $23,996 - a 139.96% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
While the Standard & Poor's 500
Index - a measure of the U.S.
stock market - returned 19.29%
for the 12-month period that
ended July 31, 1998, the bull
market came to an abrupt halt for
thousands of stocks as the period
drew to a close. The average
stock on the New York Stock
Exchange was down 24% from its
52-week high, and the Russell
2000 Index - a measure of small
company stock performance -
returned just 2.31% during the
past year. At the end of the period,
the Dow Jones Industrial Average
was down over 454 points, or
4.8%, since hitting a record of
9337.97 on July 17, 1998.
Investors worldwide flocked to the
perceived safe haven of U.S.
bonds, amid a sharp sell-off in
Russian bonds, weakness in
Asian markets and concerns
about corporate profits. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable bond market - returned
7.87% during the 12 month period
that ended July 31, 1998. In the
fourth quarter of 1997 and the first
half of 1998, global market
volatility and low interest rates
were the main stories behind bond
performance. As investors moved
assets from stocks and riskier
bonds to highly rated corporate
bonds and U.S. Treasuries, bond
yields - which move in the
opposite direction of bond prices
- fell to their lowest levels in
decades.
An interview with Bettina Doulton, Portfolio Manager of Fidelity
Puritan Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the 12 months that ended July 31, 1998, the fund produced a return of 12.56%. As such, the fund lagged the 19.29% return of the Standard & Poor's 500 Index, but topped the Lehman Brothers Aggregate Bond Index, which returned 7.87% during the period. Given the fund's mix of equities and bonds, performance typically falls between the S&P 500 and Lehman Brothers indexes. The fund also outperformed its peers, as the balanced funds average returned 9.75% for the period, according to Lipper Analytical Services.
Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO PERFORMANCE?
A. The fund was well-positioned for the type of investing environment we witnessed during the period. In general, the stock market was very narrow - with larger companies accounting for much of the gains - and very unforgiving. If a company showed even the slightest chink in its armor, investors shied away. Instead, investors tended to gravitate toward larger-capitalization companies, many of which have shown the ability to sustain earnings growth momentum during challenging periods. Several of the fund's top positions - including General Electric, American Express and Bristol-Myers Squibb - generated solid returns. Additionally, as the problems in Southeast Asia continued to reverberate, companies with more of a domestic orientation performed fairly well. Retail stocks, in particular, benefited from a lack of global exposure and a very good U.S. consumer climate. Wal-Mart Stores
- a top 20 position at the end of the period - enjoyed a nice performance stretch.
Q. FINANCE STOCKS ACCOUNTED FOR JUST OVER 27% OF THE EQUITY PORTFOLIO AT THE END OF THE PERIOD. HOW DID THESE STOCKS PERFORM?
A. As they have for several years now, finance stocks continued to generate impressive returns. A sturdy U.S. economy, low interest rates and a flurry of merger and acquisition activity no doubt helped. I do, however, have my concerns about the finance sector. First, with so many large mergers taking place, the involved companies will need to successfully integrate their businesses. Second, I'm concerned that excess capital throughout the sector may dampen overall returns and profitability. Companies with considerable cash exposure on their balance sheets typically experience lower returns on equity.
Q. CITICORP - THE FUND'S LARGEST SINGLE INVESTMENT AT THE END OF THE PERIOD - ANNOUNCED PLANS TO MERGE WITH TRAVELERS EARLIER THIS YEAR. HOW DID THIS AFFECT CITICORP STOCK?
A. Citicorp's performance throughout the period was influenced by both positive initial reaction to the pending merger, and uncertainty pertaining to the company's Asian business exposure. On balance, Citicorp was a strong contributor to performance. I'm optimistic that the merger will be a success if Citicorp's strong global franchise can be integrated with Travelers' approach to expense discipline.
Q. THE FUND ALSO CONTINUED TO HAVE CONSIDERABLE EXPOSURE TO THE HEALTH-CARE SECTOR, PARTICULARLY PHARMACEUTICAL STOCKS . . .
A. At the close of the period, the fund's health-care weighting stood at just under 8% of net assets. Pharmaceutical-related investments, including Bristol-Myers Squibb, American Home Products and Merck, accounted for over 5% of that total. These companies continued to generate good financial results, bolstered primarily by successful new product introductions. The health care industry appears to be one of the few remaining growth industries. As such, I expect health-care stocks to remain a significant component of the fund.
Q. WHERE DID YOUR DISAPPOINTMENTS LIE?
A. I'd again go back to the point that if a company's business prospects failed to meet expectations - regardless of valuations - investors deserted the stock quickly. Unfortunately, the fund owned a number of positions that appeared to be cheaply valued and which I felt offered limited downside risk. What I didn't bargain for was that the market would be so ruthless on news of disappointments. J.C. Penney was a good example of this. In an effort to improve the productivity of its department store base, the company stumbled somewhat. As a result, the stock price went down sharply, severely underperforming in an otherwise good retail stock environment. Other disappointments came in the aerospace and defense sector, with Lockheed-Martin being a detractor due to lackluster profit and cash flow growth, as well as its failed merger with Northrop Grumman.
Q. HOW DID THE FUND'S ENERGY-RELATED INVESTMENTS PERFORM DURING THE
PERIOD?
A. Not well. Several of the fund's energy investments were depressed by supply and demand imbalances for oil. This imbalance was attributable to a confluence of factors, including weaker global oil demand, increased overall production and a lack of storage capacity within the industry. The fund's stake in Royal Dutch Petroleum was the most notable disappointment within this sector.
Q. DESPITE UNCERTAIN MARKETS OVERSEAS, THE FUND HELD OVER 8% OF ITS INVESTMENTS IN FOREIGN SECURITIES AT THE END OF THE PERIOD. WHAT ROLE DO FOREIGN STOCKS PLAY IN THE PORTFOLIO?
A. I make investments in foreign stocks both opportunistically and cautiously, particularly when the perceived upside more than compensates for the risks inherent in international investing. Such risks include share price fluctuation, inferior information flows and foreign exchange risk. Typically, I make foreign investments in well-understood global industries, such as energy, nondurables and pharmaceuticals. British Petroleum and Netherlands-based Unilever were two of the fund's larger foreign holdings at the end of the period.
Q. WHAT TYPES OF STRATEGIES DID YOU PURSUE WITH RESPECT TO THE BOND PORTION OF THE PORTFOLIO?
A. The mortgage-backed bond sector was interesting. At the beginning of 1998, the fund was underweighted in mortgage-backed issues relative to the Lehman Brothers index because prices appeared high relative to the level of risk involved. This underweighting proved timely, as mortgage-backed securities dramatically underperformed both Treasuries and corporates in early 1998. I then altered my strategy, buying mortgage-backed bonds opportunistically, and have now overweighted them relative to the index. The fund was rewarded for this shift in February and March, when the mortgage-backed sector began to perform better. In terms of corporate bonds, industries with little or no business in Asia performed well, particularly cable television companies and retailers.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I expect the market to remain volatile, particularly as investors react to developments in Southeast Asia and Japan as those regions try to stimulate their respective economies. In terms of the fund itself, I'll look to upgrade the portfolio's investments opportunistically, taking advantage of unjust price weakness in stocks of what I feel are good companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BETTINA DOULTON OFFERS HER
THOUGHTS ON INDUSTRY
CONSOLIDATION:
"We've seen a record pace of merger
and acquisition activity through the
first seven months of 1998. These
deals have involved companies in
a variety of industries, including
telecommunications, finance,
automotive and pharmaceuticals.
"This consolidation wave has been
fueled by a number of factors. First,
companies are trying to strengthen
their strategic positions by building
their market shares to take
advantage of economies of scale.
Second, many companies have
exhausted all internal options for
improving their business, and
acquisitions can provide a new
opportunity to sustain earnings
momentum.
"Several of the fund's investments
were involved in consolidation
activity during the period, including
Citicorp, pharmaceutical company
American Home Products - which
plans to join forces with Monsanto
- and BankAmerica, which will
merge with NationsBank. From
this point, it's a wait-and-see game
to see if these significant
integrations can be executed
smoothly."
FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for growth of capital.
FUND NUMBER: 004
TRADING SYMBOL: FPURX
START DATE: April 16, 1947
SIZE: as of July 31, 1998,
more than $24.9 billion
MANAGER: Bettina Doulton,
since 1996; manager, Fidelity
Equity-Income II Fund, since
1996; Fidelity Value Fund,
1995-1996; Fidelity Select
Automotive Portfolio, 1993;
joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JULY 31, 1998
                              % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE STOCKS
                                            6 MONTHS AGO

CITICORP                      3.3           2.5

GENERAL ELECTRIC CO.          3.0           2.6

BRISTOL-MYERS SQUIBB CO.      1.9           1.8

CHASE MANHATTAN CORP.         1.8           1.1

AMERICAN HOME PRODUCTS CORP.  1.8           2.3


TOP FIVE BOND ISSUERS AS OF JULY 31, 1998
(WITH MATURITIES GREATER THAN ONE YEAR)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE BOND ISSUERS
                                                        6 MONTHS AGO

FANNIE MAE                                7.3           7.3

U.S. TREASURY                             2.8           2.0

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  2.0           2.3

WORLDCOM, INC. (VARIOUS ISSUES)           0.5           0.4

RAYTHEON CO. (VARIOUS ISSUES)             0.4           0.3


TOP FIVE MARKET SECTORS AS OF JULY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

FINANCE                           23.8          21.9

UTILITIES                         8.0           6.9

HEALTH                            7.8           8.4

INDUSTRIAL MACHINERY & EQUIPMENT  7.0           5.6

NONDURABLES                       6.4           7.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998* AS OF JANUARY 31, 1998 **
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 34.4
ROW: 1, COL: 4, VALUE: 61.0
STOCKS 59.1%
BONDS 31.7%
CONVERTIBLE
SECURITIES 0.7%
SHORT-TERM
INVESTMENTS 8.5%
FOREIGN
INVESTMENTS 9.3%
STOCKS 62.0%
BONDS 34.4%
CONVERTIBLE
SECURITIES 0.7%
SHORT-TERM
INVESTMENTS 2.9%
FOREIGN
INVESTMENTS 8.2%
ROW: 1, COL: 1, VALUE: 8.5
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 31.7
ROW: 1, COL: 4, VALUE: 58.1
*
**
INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 60.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.9%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.   4,385,700 $ 190,778
Lockheed Martin Corp.   1,290,400  128,637
Textron, Inc.   2,112,300  156,046
United Technologies Corp.   717,700  68,765
  544,226
DEFENSE ELECTRONICS - 0.2%
Raytheon Co. Class B  879,900  48,669
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   2,452,700  116,657
TOTAL AEROSPACE & DEFENSE   709,552
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.4%
du Pont (E.I.) de Nemours & Co.   917,000  56,854
IMC Global, Inc.   308,500  7,886
Monsanto Co.   761,600  43,126
  107,866
METALS & MINING - 0.2%
Aluminum Co. of America  791,500  54,861
PAPER & FOREST PRODUCTS - 0.1%
Kimberly-Clark Corp.   299,300  13,450
TOTAL BASIC INDUSTRIES   176,177
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.3%
American Standard Companies, Inc. (a)  183,800  8,753
Masco Corp.   2,269,800  64,831
  73,584
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apartment Investment & Management Co. Class A  161,900  6,152
Boston Properties, Inc.   199,900  6,459
Equity Office Properties Trust  389,700  9,694
Equity Residential Properties Trust (SBI)  353,500  14,847
Mack-Cali Realty Corp.   171,400  5,324
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Patriot American Hospitality, Inc.  156,200 $ 2,968
Public Storage, Inc.   238,800  6,328
Simon Debartolo Group, Inc.   256,100  7,971
Starwood Hotels & Resorts Trust  550,000  22,584
  82,327
TOTAL CONSTRUCTION & REAL ESTATE   155,911
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Ford Motor Co.   3,262,800  185,776
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   1,329,860  75,636
TOTAL DURABLES   261,412
ENERGY - 5.7%
OIL & GAS - 5.7%
Atlantic Richfield Co.   960,800  65,094
British Petroleum PLC:
 Ord.   9,530,247  126,503
 ADR  2,889,026  231,844
Chevron Corp.   1,355,700  112,015
Exxon Corp.   2,900,700  203,412
Harcor Energy, Inc. warrants 7/24/00 (a)  165,000  -
Mobil Corp.   881,700  61,499
Royal Dutch Petroleum Co. Ord.   592,800  30,300
Royal Dutch Petroleum Co.   2,961,400  151,031
Texaco, Inc.   3,851,900  234,244
Total SA:
 Class B  290,700  33,235
 sponsored ADR  353,200  20,199
USX-Marathon Group  4,308,500  147,028
  1,416,404
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 16.8%
BANKS - 7.8%
Banc One Corp.   2,622,530 $ 135,552
Bank of New York Co., Inc.   1,068,400  68,377
BankAmerica Corp.   2,209,100  198,267
Chase Manhattan Corp.  5,980,200  452,253
Citicorp  4,779,800  812,550
NationsBank Corp.   980,700  78,211
U.S. Bancorp  4,166,400  191,654
  1,936,864
CREDIT & OTHER FINANCE - 3.0%
American Express Co.   4,072,227  449,472
Associates First Capital Corp. Class A  1,797,805  139,667
Household International, Inc.   3,116,501  155,046
Olympic Financial Ltd. warrants 3/15/07 (a)  361  4
  744,189
FEDERAL SPONSORED CREDIT - 3.0%
Freddie Mac  8,287,500  391,584
Fannie Mae  5,535,450  343,198
  734,782
INSURANCE - 2.2%
American International Group, Inc.   941,400  141,975
Allstate Corp.   2,056,444  87,270
Chubb Corp. (The)  917,400  67,314
Hartford Financial Services Group, Inc.   3,239,800  168,672
MGIC Investment Corp.   553,600  29,687
St. Paul Companies, Inc. (The)  1,149,000  41,579
  536,497
SAVINGS & LOANS - 0.3%
Washington Mutual, Inc.   2,036,840  81,346
SECURITIES INDUSTRY - 0.5%
ECM Corp. LP (h)  6,318  556
Morgan Stanley, Dean Witter, Discover and Co. 570,500 49,669 Travelers Group, Inc. (The) 1,301,299 87,187
  137,412
TOTAL FINANCE   4,171,090
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 7.5%
DRUGS & PHARMACEUTICALS - 6.4%
American Home Products Corp.   8,752,300 $ 450,743
Bristol-Myers Squibb Co.   4,084,900  465,423
Lilly (Eli) & Co.   1,708,000  114,863
Merck & Co., Inc.   3,063,100  377,719
Schering-Plough Corp.   1,195,850  115,698
SmithKline Beecham PLC ADR  152,300  8,719
Warner-Lambert Co.   800,000  60,450
  1,593,615
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Baxter International, Inc.   841,700  50,292
Becton, Dickinson & Co.   20,800  1,719
Johnson & Johnson  2,390,200  184,643
  236,654
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.   953,700  27,180
TOTAL HEALTH   1,857,449
HOLDING COMPANIES - 0.0%
CINergy Corp.   343,900  10,854
INDUSTRIAL MACHINERY & EQUIPMENT - 6.1%
ELECTRICAL EQUIPMENT - 4.6%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  1,188,000  46,555
Ampex Corp. Class A (a)  110,662  187
Emerson Electric Co.   1,532,400  91,082
General Electric Co.   8,300,900  741,374
Honeywell, Inc.   1,554,000  130,245
Siemens A.G.  1,645,000  122,205
  1,131,648
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Cooper Industries, Inc.   2,253,704  118,179
Tyco International Ltd.  4,101,232  254,020
  372,199
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.0%
Waste Management, Inc.   103,675 $ 5,715
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,509,562
MEDIA & LEISURE - 1.7%
BROADCASTING - 0.7%
Benedek Communications Corp. warrants 7/1/00 (a)  51,900  156
CS Wireless Systems, Inc. (a)(h)  911  -
Loral Orion Networks Systems, Inc.:
 warrants 1/15/07 (a)  8,090  127
 warrants 1/15/17 (a)  41,555  519
Orbital Imaging Corp. warrants 3/1/05 (a)(h)  1,120  56
Teletrac Holdings, Inc. warrants 8/1/07 (a)  2,910  29
Time Warner, Inc.   1,808,237  162,854
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  26,110  131
  163,872
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  300,000  8,156
Viacom, Inc. Class B (non-vtg.) (a)  333,200  22,824
  30,980
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc. (h):
 Series H warrants 11/15/04 (a)  10,225  256
 Series I warrants 11/14/99 (a)  5,050  126
  382
LODGING & GAMING - 0.0%
Motels of America, Inc. (a)  3,000  75
PUBLISHING - 0.2%
McGraw-Hill Companies, Inc.   643,000  52,686
RESTAURANTS - 0.7%
McDonald's Corp.   2,472,800  165,214
TOTAL MEDIA & LEISURE   413,209
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 5.9%
BEVERAGES - 0.1%
Anheuser-Busch Companies, Inc.   454,300 $ 23,482
Brown-Forman Corp. Class B  88,400  5,359
  28,841
FOODS - 1.0%
Dean Foods Co.   573,500  31,435
Flowers Industries, Inc.   2,296,600  42,344
Heinz (H.J.) Co.   1,727,500  95,228
Sara Lee Corp.   1,707,900  85,608
  254,615
HOUSEHOLD PRODUCTS - 3.2%
Alliance Gaming Corp. (a)  10,651  37
Avon Products, Inc.   1,366,900  118,237
Gillette Co.   149,700  7,841
Procter & Gamble Co.   1,184,700  94,036
Renaissance Cosmetics, Inc. warrants 8/31/06 (a)(h)  10,000  -
Unilever:
 PLC Ord.   10,615,600  104,339
 NV Ord.   600,000  42,977
 NV ADR  6,120,600  425,382
  792,849
TOBACCO - 1.6%
Philip Morris Companies, Inc.   8,877,040  388,925
TOTAL NONDURABLES   1,465,230
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc.:
 Class A (a)  152,242  86
 Class A warrants 1/31/08 (a)  94,251  24
 Class B warrants 1/31/08 (a)  30,235  8
Mothers Work, Inc. (a)(d)  2,416  17
  135
DRUG STORES - 0.2%
Rite Aid Corp.   1,325,900  52,373
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.6%
Dayton Hudson Corp.   300,000 $ 14,344
Nordstrom, Inc.   1,542,900  48,167
Penney (J.C.) Co., Inc.   1,813,600  106,436
Wal-Mart Stores, Inc.   3,725,700  235,185
  404,132
TOTAL RETAIL & WHOLESALE   456,640
SERVICES - 0.7%
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   131,200  3,805
PRINTING - 0.5%
Donnelley (R.R.) & Sons Co.   3,130,900  133,063
SERVICES - 0.2%
Service Corp. International  495,100  18,752
ServiceMaster Co.   930,500  31,637
  50,389
TOTAL SERVICES   187,257
TECHNOLOGY - 4.6%
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. warrants 12/15/07 (a)(h) 3,530 459 COMPUTERS & OFFICE EQUIPMENT - 3.5%
International Business Machines Corp.   2,515,700  333,330
Pitney Bowes, Inc.   6,730,180  339,874
Xerox Corp.   1,963,500  207,272
  880,476
ELECTRONICS - 0.8%
Motorola, Inc.   2,262,600  118,221
Texas Instruments, Inc.   1,421,300  84,301
  202,522
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   835,800  70,312
TOTAL TECHNOLOGY   1,153,769
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.3%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   628,000 $ 64,645
UTILITIES - 4.4%
CELLULAR - 0.0%
McCaw International Ltd. warrants 4/15/07 (a)(h) 40,960 205 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(h) 110,880 1,964
Powertel, Inc. warrants 2/1/06 (a)  25,856  236
  2,405
ELECTRIC UTILITY - 0.8%
CMS Energy Corp.   1,616,800  68,209
Duke Energy Corp.   1,451,096  82,894
Entergy Corp.  200,000  5,475
PG&E Corp.   988,100  30,075
  186,653
GAS - 0.1%
Enron Corp.   614,700  32,541
TELEPHONE SERVICES - 3.5%
AT&T Corp.   5,886,900  356,893
ALLTEL Corp.   914,000  38,331
Ameritech Corp.  1,772,800  87,200
BellSouth Corp.   904,200  61,768
GTE Corp.   2,727,800  148,324
Hyperion Telecommunications, Inc. Class A (a)  44,990  607
KMC Telecom Holdings, Inc. warrants 2/15/08 (a)(h)  5,620  28
Optel Communications warrants 12/29/04 (a)(d)  1,706,343  506
SBC Communications, Inc.   2,389,500  97,671
Sprint Corp.   371,600  26,012
Tele Danmark AS Class B  413,000  42,367
WorldCom, Inc. (a)  350,000  18,506
  878,213
TOTAL UTILITIES   1,099,812
TOTAL COMMON STOCKS
(Cost $10,638,705)   15,108,973
PREFERRED STOCKS - 1.6%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (a)  369 $ 576
Loral Space & Communications Ltd., Series C, $3.00 (h)  300,000
22,275
  22,851
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 QUIPS (h)  534,900  26,879
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  63,000  31,973
TOTAL CONVERTIBLE PREFERRED STOCKS   81,703
NONCONVERTIBLE PREFERRED STOCKS - 1.3%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Fresenius Medical Care Capital Trust II 7 7/8%  12,047  12,046
INSURANCE - 0.0%
American Annuity Group Capital Trust II 8 3/4%  6,030  6,157
TOTAL FINANCE   18,203
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (a)  807  1,259
Echostar Communications Corp. 12 1/8%, pay-in-kind  10,470  11,831
  13,090
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.3%
Adelphia Communications Corp. $13  38,030 $ 4,411
CSC Holdings, Inc.:
 11 1/8% pay-in-kind  261,880  30,607
 Series H, 11 3/4% pay-in-kind  135,635  16,140
Citadel Broadcasting Co., Series B, 13 1/4% pay-in-kind 53,166 6,380 Granite Broadcasting Corp. 12 3/4%, pay-in-kind (a) 6,203 7,258
  64,796
PUBLISHING - 0.1%
PRIMEDIA, Inc.:
 Series D, $10  161,300  16,493
 8 5/8% (a)  74,220  7,274
  23,767
TOTAL MEDIA & LEISURE   88,563
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc. pay-in-kind 14% (a)  12,774  19
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind (a)  26,898
31,740
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. 13 1/2% (h)  4,044  4,196
TOTAL TECHNOLOGY   35,936
UTILITIES - 0.6%
CELLULAR - 0.2%
Nextel Communications, Inc.:
 Series D 13% pay-in-kind  22,935  25,573
 11 1/8%, 2/15/10 pay-in-kind (a)  29,002  30,887
  56,460
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.0%
Entergy Gulf States, Inc., Series A adj. rate 34,800 $ 3,489 TELEPHONE SERVICES - 0.4%
e.spire Communications, Inc.:
 14 3/4% pay-in-kind  2,332  2,822
 $127.50 pay-in-kind  8,034  8,857
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  11,427  12,227
ICG Holdings, Inc.:
 14 1/4%, pay-in-kind (a)  18,419  21,458
 14%, pay-in-kind  4,019  4,722
IXC Communications, Inc. 12 1/2% pay-in-kind  5,083  5,769
NEXTLINK Communications, Inc. 14%, pay-in-kind 541,743 31,692 WinStar Communications, Inc. 14 1/4% 5,509 6,390
  93,937
TOTAL UTILITIES   153,886
TOTAL NONCONVERTIBLE PREFERRED STOCKS   309,697
TOTAL PREFERRED STOCKS
(Cost $353,019)   391,400
CORPORATE BONDS - 20.5%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (E) AMOUNT (000S)
CONVERTIBLE BONDS - 0.4%
MEDIA & LEISURE - 0.2%
PUBLISHING - 0.2%
News America Holdings, Inc. liquid yield
option notes 0%, 3/11/13  Baa $ 64  38,393
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.2%
DRUG STORES - 0.1%
Rite Aid Corp. 5 1/4%, 9/15/02  - $ 21 $ 26,419
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Baa  17  25,969
TOTAL RETAIL & WHOLESALE   52,388
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (f)(h)  -  40  43
TOTAL CONVERTIBLE BONDS   90,824
NONCONVERTIBLE BONDS - 20.1%
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corp. 7.20%, 5/1/36  A3  74,700  81,226
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.:
 6.30%, 8/15/00  Baa  49,000  49,264
 5.95%, 3/15/01  Baa  24,250  24,149
 6.45%, 8/15/04  Baa  33,950  34,220
  107,633
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  2,430  2,594
TOTAL AEROSPACE & DEFENSE   191,453
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.2%
Atlantis Group, Inc. 11%, 2/15/03  B2  5,260  5,405
Geo Specialty Chemicals 10 1/8%, 8/1/08 (h)  B3  2,070  2,111
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Huntsman Corp. 9 1/2%, 7/1/07 (h)  B2 $ 19,360 $ 20,038
Koppers Industry, Inc. 9 7/8%, 12/1/07  B2  4,345  4,475
Methanex Corp. yankee 8 7/8%, 11/15/01  A2  25,455  26,429
  58,458
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  3,620  3,846
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  11,630  11,804
WHX Corp. 10 1/2%, 4/15/05  B3  8,510  8,553
  24,203
METALS & MINING - 0.0%
Doe Run Resources Corp. (h):
 12.0088%, 3/15/03 (j)  B2  2,800  2,786
 11 1/4%, 3/15/05  B2  2,210  2,232
  5,018
PACKAGING & CONTAINERS - 0.4%
Norampac, Inc. 9.5% 2/01/08  B2  8,160  8,446
Owens Illinois, Inc.:
 7.15%, 5/15/05  Ba1  28,200  28,196
 7.35%, 5/15/08  Ba1  26,500  26,496
 7.80%, 5/15/18  Ba1  32,500  32,988
  96,126
PAPER & FOREST PRODUCTS - 0.2%
APP Finance II Mauritius Ltd. 12%, 3/15/04  Caa  13,365  9,222
Doman Industries Ltd. yankee 8 3/4%, 3/15/04  B1  3,680  3,395
Indah Kiat Finance Mauritius Ltd. 10%, 7/1/07 Caa 1,670 1,127 Mail-Well Corp. 10 1/2%, 2/15/04 B+ 1,160 1,241
Millar Western Forest 9 7/8%, 5/15/08 (h)  B3  5,850  5,704
Omega Cabinets Ltd. 10 1/2%, 6/15/07  B3  2,140  2,175
Pindo Deli Finance Mauritius Ltd.
10 1/4%, 10/1/02  Caa  2,740  1,836
Stone Container Corp.:
 11 7/8%, 12/1/98  B2  4,340  4,438
 11 7/8%, 8/1/16  B2  810  915
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Tembec Finance Corp. yankee 9 7/8%, 9/30/05  Ba3 $ 3,545 $ 3,753
Tjiwi Kimia Mauritius Ltd. 10%, 8/1/04  Ba3  4,570  3,108
  36,914
TOTAL BASIC INDUSTRIES   220,719
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
American Standard, Inc. 7 3/8%, 2/1/08  Ba3  11,885  11,811
Insiloc Corp. 10 1/4%, 8/15/07  B3  2,990  3,050
Schuff Steel Co. 10 1/2%, 6/1/08 (h)  B3  2,040  2,020
  16,881
REAL ESTATE - 0.0%
LNR Property Corp. 9 3/8%, 3/15/08 (h)  B1  8,665  8,665
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa  8,720  8,718
Equity Office Properties Trust:
 6 5/8%, 2/15/05  Baa  10,300  10,223
 6 3/4%, 2/15/08  Baa  15,970  15,747
  34,688
TOTAL CONSTRUCTION & REAL ESTATE   60,234
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Advance Holding Corp. 0%, 4/15/09 (f)(h)  Caa  1,940  1,174
Advance Stores Co., Inc.
10 1/4%, 4/15/08 (h)  Caa  5,640  5,837
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  1,550  1,686
Breed Technologies, Inc.
9 1/4%, 4/15/08 (h)  B3  15,100  14,987
Morris Material Handling, Inc.
9 1/2%, 4/1/08 (h)  B2  8,560  7,790
  31,474
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
CONSUMER DURABLES - 0.1%
Corning Consumer Products Co.
9 5/8%, 5/1/08 (h)  B3 $ 8,820 $ 8,511
HOME FURNISHINGS - 0.1%
Guitar Center Management Co., Inc.
 11%, 7/1/06  B1  4,367  4,804
Interlake Corp. 12 1/8%, 3/1/02  B3  10,815  11,112
Sealy Mattress Co.:
 0% 12/15/07 (f)  B3  2,730  1,802
 9 7/8%, 12/15/07  B3  1,920  1,975
  19,693
TEXTILES & APPAREL - 0.3%
Cluett American Corp. 10 1/8%, 5/15/08 (h)  B3  4,450  4,495
Levi Strauss & Co. (h):
 6.80%, 11/1/03  Baa  30,210  30,785
 7%, 11/1/06  Baa  12,100  12,130
Polymer Group, Inc. 9%, 7/1/07  B2  12,000  12,300
Synthetic Industries, Inc. 9 1/4%, 2/15/07  B2  5,820  5,980
WestPoint Stevens, Inc. 7 7/8%, 6/15/08 (h)  Ba3  11,350  11,620
Worldtex, Inc. 9 5/8%, 12/15/07  B1  6,900  6,693
  84,003
TOTAL DURABLES   143,681
ENERGY - 0.6%
COAL - 0.1%
Level 3 Communications, Inc. 9 1/8%, 5/01/08  B3  29,910  29,536
P&L Coal Holdings Corp.
9 5/8%, 5/15/08 (h)  B2  9,800  10,180
  39,716
ENERGY SERVICES - 0.1%
Bayard Drilling Technologies, Inc.
11%, 6/30/05 (h)  B2  1,820  1,820
DI Industries, Inc. 8 7/8%, 7/1/07  B1  1,905  1,791
Grey Wolf, Inc. 8 7/8%, 7/1/07 (h)  B1  7,680  7,219
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Ocean Rig Norway AS 10 1/4%, 6/1/08 (h)  B3 $ 5,920 $ 5,550
Pool Energy Services Co. 8 5/8%, 4/01/08  B2  8,130  7,784
  24,164
OIL & GAS - 0.4%
Canadian Forest Oil Ltd. 8 3/4%, 9/15/07  B2  5,000  4,838
Chesapeake Energy Corp. 9 5/8%, 5/1/05 (h)  B1  6,485  6,258
Gothic Production Corp. 11 1/8%, 5/01/05  B3  5,570  5,403
Great Lakes Carbon Corp.
10 1/4%, 5/15/08 (h)  B3  6,725  6,792
Hurricane Hydrocarbons Ltd.
11 3/4%, 11/1/04 (h)  B3  3,365  3,029
Occidental Petroleum Corp. 8 1/2%, 11/9/01  Baa  5,900  6,326
Ocean Energy, Inc. 8 3/8%, 7/1/08 (h)  B1  6,720  6,686
Petroleum Geo-Services yankee
 7 1/8%, 3/30/28  Baa  27,850  27,870
Plains Resources, Inc.:
 Series B, 10 1/4%, 3/15/06  B2  5,530  5,779
 Series D, 10 1/4%, 3/15/06  B2  1,905  1,991
Seven Seas Petroleum, Inc.
12 1/2%, 5/15/05 (h)  Caa  2,970  2,992
Southwest Royalties, Inc. 10 1/2%, 10/15/04 Caa 640 522 USX-Marathon Group 6.85%, 3/1/08 Baa 15,200 15,146
  93,632
TOTAL ENERGY   157,512
FINANCE - 6.9%
ASSET BACKED SECURITIES - 1.3%
Airplanes Pass Through Trust Class D
 10 7/8%, 3/15/19  Ba2  11,560  12,629
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02  Aaa  15,835  15,949
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02  Aaa  18,480  18,661
 6.76%, 9/15/02   A3  4,840  4,847
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET BACKED SECURITIES - CONTINUED
Chevy Chase Auto Receivables Trust:
 5.90%, 7/15/03  Aaa $ 19,648 $ 19,648
 5.91%, 12/15/04  Aaa  12,656  12,639
 6.60%, 12/15/02  Aaa  7,665  7,720
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  34,000  34,011
Capital Equipment Receivables Trust
 6.11%, 7/15/99   Aaa  56,328  56,440
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  4,466  4,471
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  19,240  19,397
 6.20%, 12/15/02  Baa  14,100  14,078
 6.40%, 12/15/02  Baa  8,660  8,587
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00  Aaa  1,678  1,678
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  23,032  23,105
Key Auto Finance Trust Class C
 6.65%, 10/15/03   Baa  6,754  6,773
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  359  358
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  34,000  34,924
Premier Auto Trust 4.95%, 2/2/99  A2  242  242
Union Federal Savings Bank Grantor Trust
8.20%, 1/10/01  Baa  385  386
Sears Credit Account Master Trust II
6 1/2%, 10/15/03  Aaa  34,060  34,262
  330,805
BANKS - 2.5%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  28,500  28,965
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (h)  A1  50,000  52,222
Banc One Corp. 6.70%, 3/24/00  Aa3  23,130  23,384
Banco Latinoamericano Exportaciones SA euro
6.90%, 12/4/99 (h)  Baa  10,550  10,679
Banponce Financial Corp.:
 6.66%, 3/26/01  A3  10,000  10,124
 6 3/4%, 8/9/01  A3  18,240  18,527
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Barclays Bank PLC yankee:
 5 7/8%, 7/15/00  A1 $ 37,000 $ 36,942
 5.95%, 7/15/01  A1  43,800  43,739
Chase Manhattan Corp. 5 1/2%, 2/15/01  Aa3  8,700  8,594
Capital One Bank:
 6.74%, 5/31/99  Baa  14,195  14,286
 7.20%, 7/19/99  Baa  22,000  22,194
 6.42%, 11/12/99  Baa  25,000  25,051
 6 3/8%, 2/15/03  Baa  20,000  19,869
Capital One Financial Corp. 7 1/8%, 8/01/08  Ba1  19,050  18,916
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (h)  A1  35,000  37,438
First Maryland Bancorp 10 3/8%, 8/1/99  A3  8,345  8,696
First USA Bank:
 6 1/2%, 12/23/99  Aa2  17,000  17,137
 7.65%, 8/1/03  Aa3  12,500  13,269
Firstar Corp. 7.15%, 9/1/00  A3  11,970  11,980
Kansallis-Osake-Pankki 10%, 5/1/02  A3  5,285  5,943
MBNA Corp.:
 6 7/8%, 11/15/02  Baa  29,550  30,056
 6.34%, 6/2/03  Baa  6,475  6,469
Merchants National Corp. 9 7/8%, 10/1/99  A2  6,850  7,144
Midlantic Corp.:
 9 7/8%, 12/1/99  A3  18,227  19,087
 9.2%, 8/1/01  A3  11,550  12,485
NB Capital Trust IV 8 1/4%, 4/15/27  Aa3  11,600  12,734
NationsBank NA 5.92%, 6/8/01  Aa2  23,500  23,497
Provident Bank 6 1/8%, 12/15/00  A3  27,500  27,509
Providian National Bank 6 1/4%, 5/7/01  Baa  28,000  27,998
Shawmut National Corp. 8 5/8%, 12/15/99  A3  7,440  7,690
Signet Banking Corp. 9 5/8%, 6/1/99  A2  7,500  7,711
Summit Bancorp. 8 5/8%, 12/10/02  BBB  6,750  7,346
Union Planters National Bank 6.81%, 8/20/01  A3  13,000  13,256
  630,937
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 2.7%
AT&T Capital Corp.:
 6.41%, 8/13/99  Baa $ 6,500 $ 6,520
 6 1/4%, 5/15/01  Baa  40,260  40,329
Ahmanson Capital Trust I 8.36%, 12/1/26 (h)  Baa  15,500  16,742
Anthony Crane Rentals L.P.
 10 3/8%, 8/01/08 (h)  B3  4,020  4,000
Arcadia Financial Ltd. 11 1/2%, 3/15/07  B2  2,735  2,557
Associates Corp. of North America:
 6 1/2%, 9/9/98  Aa3  50,000  50,034
 6%, 4/15/03  Aa3  19,550  19,441
 6% 7/15/05  Aa3  45,500  45,050
BankBoston Capital Trust II 7 3/4%, 12/15/26  A2  37,000  38,201
CEX Holdings, Inc. 9 5/8%, 6/1/08 (h)  B2  6,740  6,909
Chase Capital I 7.67%, 12/1/26  Aa3  45,040  46,902
Chrysler Financial Corp. 6 3/8%, 1/28/00  A2  29,710  29,898
Delta Financial Corp. 9 1/2%, 8/1/04  B1  3,200  3,008
ERP Operating LP 6.55%, 11/15/01  A3  7,000  7,041
Finova Capital Corp. 6.27%, 9/29/00  Baa  2,080  2,085
First Security Capital I 8.41%, 12/15/26  A3  22,920  25,435
First Union Institutional Capital I 8.04%, 12/1/26  BBB  15,000
16,089
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  3,520  3,595
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A2  3,900  3,941
Ford Motor Credit Co. euro 8 5/8%, 1/24/00  A1  7,250  7,508
GST Network Funding, Inc. 0%, 5/1/08 (f)(h)  -  17,380  10,776
Gs Escrow Corp. 7.125% 8/01/05 (h)  Ba1  23,300  23,207
General Electric Capital Corp.
 6.94%, 4/13/09 (g)  Aaa  25,630  25,806
General Motors Acceptance Corp.
6.65%, 5/24/00  A2  5,950  6,021
Household Finance Corp. 6%, 5/8/00  A2  25,000  25,082
Imperial Credit Capital Trust I 10 1/4%, 6/14/02  B2  3,600  3,672
Imperial Credit Industries, Inc. 9 7/8%, 1/15/07  B2  9,577  9,673
JPM Capital Trust II 7.95%, 2/1/27  Aa3  24,420  26,156
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1 $ 19,000 $ 19,901
La Petite Academy, Inc. 10%, 5/15/08 (h)  B3  590  603
MCN Investment Corp. 5.84%, 2/1/99  Baa  11,820  11,806
Money Store, Inc. 7.30%, 12/1/02  A2  13,900  14,472
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  21,150  22,086
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  3,780  4,092
Olympic Financial Ltd. 11 1/2%, 3/15/07  B2  4,420  4,089
PNC Institutional Capital Trust
8.315%, 5/15/27 (h)  A2  19,000  20,930
Time Warner Telecommunications LLC
9 3/4%, 7/15/08  B2  3,920  4,013
Wells Fargo Capital C Capital Securities
7.73%, 12/1/26 (h)  A1  50,000  53,231
  660,901
INSURANCE - 0.2%
SunAmerica, Inc.:
 6.20%, 10/31/99  Baa  21,500  21,541
 6.20%, 10/31/99  Baa  27,000  27,058
  48,599
SAVINGS & LOANS - 0.2%
Great Western Financial Corp. 6 3/8%, 7/1/00  A3  1,330  1,338
Home Savings of America 6%, 11/1/00  A3  10,500  10,464
Long Island Savings Bank FSB:
 6.20%, 4/2/01  Baa  14,750  14,778
 7%, 6/13/02  Baa  14,850  15,270
  41,850
SECURITIES INDUSTRY - 0.0%
Amvescap PLC 6 3/8%, 5/15/03 (h)  A3  13,050  13,066
ECM Corp. extendible 14%, 6/1/02 (h)  -  334  334
  13,400
TOTAL FINANCE   1,726,492
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
CONMED Corp. 9%, 3/15/08  B3 $ 640 $ 641
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07  B3  2,030  1,827
Wright Medical Technology, Inc.
11 3/4%, 7/1/00 (j)  Caa  6,440  6,247
  8,715
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fountain View, Inc. 11 1/4%, 4/15/08 (h)  Caa  3,040  3,063
Harborside Healthcare Corp. 0%, 8/1/08 (f)(h) B3 6,200 3,658 Integrated Health Services, Inc.:
 9 1/2%, 9/15/07  B2  1,320  1,353
 Series A, 9 1/4%, 1/15/08  B2  6,330  6,425
Oxford Health Plans, Inc. 11%, 5/15/05 (h)  Caa  10,040  9,438
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  3,490  3,582
 8 1/8%, 12/1/08 (h)  Ba3  33,280  33,613
  61,132
TOTAL HEALTH   69,847
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.1%
Amphenol Corp. 9 7/8%, 5/15/07  B2  770  805
Echostar Communications Corp. secured discount
0%, 6/1/04 (f)  B2  11,860  11,652
Motors & Gears, Inc., Series D,
10 3/4%, 11/15/06  B3  12,660  13,483
Telex Communications, Inc. 10 1/2%, 5/1/07  B2  5,330  4,584
  30,524
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Continental Global Group, Inc. 11%, 4/1/07 B2 3,380 3,515 Thermadyne Holdings Corp. 0%, 6/1/08 (f)(h) Caa 11,150 6,300 Thermadyne Manufacturing LLC
9 7/8%, 6/1/08 (h)  B3  7,320  7,466
Tyco International Group SA yankee
6 1/8%, 6/15/01  Baa  63,500  63,576
  80,857
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.2%
Envirosource, Inc. 9 3/4%, 6/15/03  B3 $ 4,970 $ 4,933
WMX Technologies, Inc.:
 6 1/4%, 4/1/99  Baa  10,000  10,015
 8 1/4%, 11/15/99  Baa  7,050  7,222
 6 1/4%, 10/15/00  Baa  11,150  11,164
 7.10%, 8/1/26  Baa  10,860  11,340
 7.70%, 10/1/02 (g)  Baa  10,000  10,441
  55,115
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   166,496
MEDIA & LEISURE - 3.0%
BROADCASTING - 2.1%
ACME Television LLC/ ACME Financial Corp.
10 7/8%, 9/30/04 (g)  B3  7,590  6,395
Ascent Entertainment Group, Inc.
0%, 12/15/04 (f)  B3  18,370  11,803
Adelphia Communications Corp.:
 9 1/2%, 2/15/04  B2  8,380  8,560
 9 7/8%, 3/1/07  B2  4,460  4,906
Classic Communications, Inc. Unit
0%, 8/01/08 (f)(h)  Caa  1,450  834
CBS Radio, Inc. Series B, 11 3/8%, pay-in-kind - 14,533 16,786 Chancellor Media Corp. 12 1/4%, pay-in-kind - 7,680 9,101
Clear Channel Communications, Inc.
7 1/4%, 10/15/27  Baa  15,420  15,606
Continental Cablevision, Inc.:
 8.30%, 5/15/06  Baa  2,325  2,569
 9%, 9/1/08  Baa  18,140  21,242
Cox Communications, Inc. 6.4%, 8/01/08  Baa  17,400  17,267
Diamond Cable Communications PLC yankee (f):
 0%, 12/15/05  Caa  2,440  2,062
 0%, 2/15/07  Caa  3,070  2,364
Falcon Holding Group LP/Falcon Funding
0%, 4/15/10 (f)(h)  B2  250  171
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Golden Sky Systems, Inc.
12 3/8%, 8/01/06 (h)  B3 $ 1,500 $ 1,538
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  1,780  1,887
 9 3/8%, 12/1/05  B3  3,565  3,672
International Cabletel, Inc. 0%, 2/1/06 (f) B3 16,350 13,611 Iridium Operating LLC/ Iridium Capital Corp.:
 10 7/8%, 7/15/05  B3  28,080  26,536
 11 1/4%, 7/15/05  B3  7,960  7,662
NTL, Inc. 0%, 4/1/08 (f)(h)  B3  44,160  29,698
Orion Network Systems, Inc.:
 0%, 1/15/07 (f)  B2  36,325  27,335
 11 1/4%, 1/15/07  B2  7,830  8,642
Olympus Communications LP/Olympus Capital Corp
10 5/8%, 11/15/06  B1  10,275  11,380
Orbital Imaging Corp. 11 5/8%, 3/1/05 (h)  -  1,120  1,134
Renaissance Media Group
0%, 4/15/08 (f)(h)  B3  4,290  2,853
Rogers Cablesystems Ltd. yankee
10 1/8%, 9/1/12  Ba3  1,360  1,489
Satelites Mexicanos SA de CV (h):
 9.44%, 6/30/04 (g)  -  11,721  11,633
 10 1/8%, 11/1/04  B3  11,450  10,992
TCI Communications, Inc.:
 6 3/8%, 5/1/03  Baa  25,000  25,118
 6.82%, 9/15/10 (j)  Baa  26,000  26,020
 8 3/4%, 8/1/15  Baa  44,243  52,603
 8 1/4%, 1/15/03  Baa  23,130  24,885
Telewest PLC 0%, 10/1/07 (f)  B1  6,950  5,847
Time Warner, Inc.:
 7 3/4%, 6/15/05  Baa  22,000  23,575
 8.18%, 8/15/07  Baa  12,000  13,316
 6 7/8%, 6/15/18  Baa  19,230  19,099
 6.85%, 1/15/26  Baa  19,000  19,454
UIH Australia/Pacific, Inc. (f):
 Series B, 0%, 5/15/06  B2  30,870  19,602
 0%, 5/15/06  B2  4,020  2,553
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
United International Holdings, Inc.
0%, 2/15/08 (f)  B3 $ 16,550 $ 10,344
  522,144
ENTERTAINMENT - 0.3%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  6,690  6,757
Cinemark USA, Inc.:
 9 5/8%, 8/1/08  B2  4,860  5,054
 8 1/2%, 8/1/08  B2  4,670  4,612
Loews Cineplex Entertainment Corp.
 8 7/8%, 8/01/08 (h)  B3  3,460  3,432
Premier Parks, Inc.:
 0%, 4/1/08  B3  6,870  4,715
 9 1/4%, 4/1/06  B3  560  585
Paramount Communications, Inc.
7 1/2%, 1/15/02  Ba2  3,325  3,413
Viacom, Inc.:
 6 3/4%, 1/15/03  ba2  28,130  28,407
 8%, 7/7/06  B1  20,750  21,476
  78,451
LODGING & GAMING - 0.1%
Aladdin Gaming Holdings/Aladdin Capital
Corp. Unit 0%, 3/1/10 (f)(h)  Caa  8,480  3,901
HMH Properties, Inc. 7 7/8%, 8/1/05  ba2  9,900  9,912
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  2,040  2,193
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  3,390  3,576
  19,582
PUBLISHING - 0.4%
Advanstar Communications, Inc.
9 1/4%, 5/1/08 (h)  B2  1,930  1,978
Big Flower Press Holdings, Inc. 8 7/8%, 7/1/07  B2  14,440  14,837
News America, Inc.:
 6 5/8%, 1/9/08  Baa  4,425  4,399
 7 1/4%, 5/18/18 (h)  Baa  66,400  67,091
  88,305
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.1%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3 $ 6,735 $ 7,181
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  2,820  2,695
Foodmaker, Inc. 8 3/8%, 4/15/08 (h)  B1  2,985  2,992
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  Ba3  9,720  10,255
Nebraska Restaurant Co., Inc.
10 3/4%, 7/15/08 (h)  B3  3,910  3,998
SC International Services, Inc., Series B,
9 1/4%, 9/1/07  B2  7,150  7,347
  34,468
TOTAL MEDIA & LEISURE   742,950
NONDURABLES - 0.5%
FOODS - 0.1%
Aurora Foods, Inc. 8 3/4%, 7/1/08 (h)  B1  910  937
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  22,725  24,126
Dart and Kraft Finance NV 7 3/4%, 11/30/98  A2  7,239  7,270
Delaware Monte Corp. 12 1/4%, 4/15/07  Caa  540  605
  32,938
HOUSEHOLD PRODUCTS - 0.1%
AKI Holding, Inc. 0%, 7/1/09 (f)(h)  Caa  1,930  994
AKI, Inc. 10 1/2%, 7/1/08 (h)  B2  1,110  1,121
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08  B3  16,800  17,178
  19,293
TOBACCO - 0.3%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  4,220  4,262
Philip Morris Companies, Inc.:
 7%, 7/15/05  A2  50,500  51,776
 6.95%, 6/1/06  A2  20,550  20,981
  77,019
TOTAL NONDURABLES   129,250
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
PRECIOUS METALS - 0.1%
Centaur Mining & Exploration Ltd.
11%, 12/01/07  B1 $ 7,060 $ 7,095
Great Central Mines Ltd. 8 7/8%, 4/1/08 (h)  Ba2  14,710  14,489
  21,584
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  8,300  8,923
Specialty Retailers, Inc. 9%, 7/15/07  B2  13,480  14,019
  22,942
GENERAL MERCHANDISE STORES - 0.3%
Dayton Hudson Corp. 6.80%, 10/1/01  A3  2,850  2,910
Federated Department Stores, Inc.:
 8 1/2%, 6/15/03  Baa  60,285  65,470
 6.79%, 7/15/27  Baa  11,500  11,824
  80,204
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa  32,000  34,958
Kroger Co. 6%, 7/1/00  Baa  28,300  28,265
Pathmark Stores, Inc. 9 5/8%, 5/1/03  Caa  16,730  17,023
  80,246
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Amazon.com, Inc. 0%, 5/1/08 (f)(h)  Caa  31,100  19,515
Big 5 Corp. 10 7/8%, 11/15/07  B2  5,055  5,257
HMV Media Group PLC
10 1/4%, 5/15/08 (h)  B3  6,140  6,247
Home Interiors & Gifts, Inc.
10 1/8%, 6/1/08 (h)  B2  9,390  9,766
J Crew Group, Inc. 0%, 10/15/08 (f)  Caa  19,670  11,015
J Crew Operating Corp. 10 3/8%, 10/15/07  Caa  10,570  10,306
Metals USA, Inc. 8 5/8%, 2/15/08 (h)  B2  4,980  4,831
U.S. Office Products Co.
9 3/4%, 6/15/08 (h)  B3  3,540  3,575
  70,512
TOTAL RETAIL & WHOLESALE   253,904
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 0.3%
LEASING & RENTAL - 0.1%
AP Holdings, Inc. 0%, 3/15/08 (f)(h)  Caa $ 3,800 $ 2,223
Apcoa, Inc. 9 1/4%, 3/15/08 (h)  Caa  10,055  9,954
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  13,890  14,168
  26,345
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  10,940  11,542
SERVICES - 0.2%
Iron Mountain, Inc. 8 3/4%, 9/30/09  B3  3,660  3,770
Medaphis Corp. 9 1/2%, 2/15/05  B2  13,750  13,475
Signature Resorts, Inc.:
 9 1/4%, 5/15/06  B2  7,430  7,319
 9 3/4%, 10/1/07  B3  13,770  13,288
Sitel Corp. 9 1/4%, 3/15/06 (h)  B2  1,010  992
Teligent, Inc. 0%, 3/1/08 (f)(h)  Caa  13,980  7,934
  46,778
TOTAL SERVICES   84,665
TECHNOLOGY - 0.7%
COMMUNICATIONS EQUIPMENT - 0.0%
Jordan Telecommunication Products, Inc.:
 0%, 8/1/07 (f)  B3  7,800  6,396
 9 7/8%, 8/1/07  B3  2,170  2,224
  8,620
COMPUTER SERVICES & SOFTWARE - 0.1%
Concentric Network Corp.
12 3/4%, 12/15/07  -  5,150  5,665
DecisionOne Holdings Corp.
0%, 8/1/8 unit (f)  Caa  7,835  4,544
DecisionOne Corp. 9 3/4%, 8/1/07  B3  2,830  2,604
ICG Services, Inc. (f)(h):
 0%, 2/15/08  -  33,120  19,955
 0%, 5/1/08  -  3,990  2,334
  35,102
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 0.4%
CHS Electronics, Inc. 9 7/8%, 4/15/05  B2 $ 2,780 $ 2,766
Comdisco, Inc.:
 9.3%, 6/27/00  Baa  2,000  2,117
 9 1/4%, 7/6/00  Baa  7,625  8,083
 6.10%, 6/5/01  Baa  38,250  38,374
 9 1/2%, 1/28/02  Baa  2,580  2,859
 9.28%, 6/5/00  Baa  2,000  2,116
 6 3/8%, 11/30/01  Baa  24,500  24,580
General Binding Corp. 9 3/8%, 6/1/08 (h)  B2  10,190  10,445
  91,340
ELECTRONIC INSTRUMENTS - 0.1%
Fisher Scientific International, Inc. 9%, 2/1/08 B3 4,030 4,060 Telecommunications Techniques Co.
9 3/4%, 5/15/08 (h)  B3  10,450  10,711
  14,771
ELECTRONICS - 0.1%
American Mobile Satellite Corp. Unit
12 1/4%, 4/1/08 (h)  -  2,990  2,512
Communications Instruments, Inc. 10%, 9/15/04  B3  3,800  3,914
Hadco Corp. 9 1/2%, 6/15/08 (h)  B2  8,740  8,565
  14,991
TOTAL TECHNOLOGY   164,824
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.1%
Atlas Air, Inc.:
 9 1/4%, 4/15/08 (h)  B3  5,170  5,196
 pass through trust 12 1/4%, 12/1/02  Ba3  4,810  5,339
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  9,230  9,645
US Air, Inc. euro pass through trust
8 5/8%, 9/1/98  Ba2  3,000  3,008
  23,188
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.4%
Burlington Northern Santa Fe Corp.:
 6.53%, 7/15/37  Baa $ 20,000 $ 20,409
 6 7/8%, 12/1/27  Baa  12,000  12,120
 7.29%, 6/1/36  Baa  22,430  24,673
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  39,550  41,892
  99,094
SHIPPING - 0.0%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (h)  B1  1,470  1,459
Holt Group, Inc. 9 3/4%, 1/15/06 (h)  Caa  7,245  7,100
  8,559
TOTAL TRANSPORTATION   130,841
UTILITIES - 3.0%
CELLULAR - 0.9%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03  Baa  9,590  9,934
 7 1/2%, 3/1/06  Baa  15,000  15,793
CellNet Data Systems, Inc. 0%, 10/1/07 (f)  -  10,120  5,364
Iridium LLC/ Iridium Capital Corp. 13%, 7/15/05 B3 1,600 1,640 Millicom International Cellular SA
0%, 6/1/06 (f)  B3  65,820  51,998
McCaw International Ltd. 0%, 4/15/07 (f)  Caa  40,680  26,849
Nextel Communications, Inc. (f):
 0%, 8/15/04  B2  16,220  16,220
 0%, 10/31/07  B2  5,880  3,969
 0%, 2/15/08  B2  35,070  23,234
Nextel International, Inc.
12 1/8%, 4/15/08 (h)  Caa  26,960  15,839
PageMart Wireless, Inc. 0%, 2/1/08 (f)  Caa  17,250  10,824
Pagemart Nationwide, Inc. 0%, 2/1/05 (f)  B3  4,925  4,383
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  10,240  10,368
Telesystem International Wireless, Inc. (f):
 0%, 6/30/07  Caa  7,960  5,254
 0%, 11/1/07  Caa  21,260  12,756
  214,425
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.7%
Avon Energy Partners Holdings (h):
 6.73%, 12/11/02  Baa $ 17,000 $ 17,253
 7.05%, 12/11/07  Baa  18,000  18,364
 6.46%, 3/4/08  Baa  25,500  25,511
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  8,660  9,257
DR Investment yankee 7.10%, 5/15/02 (h)  Baa  32,000  32,316
Israel Electric Corp. Ltd. (h):
 7 3/4%, 12/15/27  A3  50,905  50,204
 7 1/4%, 12/15/06  A3  9,250  9,248
Niagara Mohawk Power Corp.:
 0%, 7/1/10 (f)  Ba3  1,990  1,403
 7 3/4%, 10/1/08  Ba3  4,265  4,393
Texas Utilities Co.:
 6 3/8%, 1/1/08  Baa  19,610  19,315
 9 1/2%, 8/1/99  Baa  2,000  2,066
  189,330
GAS - 0.2%
Kern River Funding Corp.
6.72%, 9/30/01 (h)  A3  20,000  20,400
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  20,650  23,083
  43,483
TELEPHONE SERVICES - 1.2%
Covad Communications Group Unit
0%, 3/15/08 (f)(h)  -  12,430  6,868
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  35,340  35,419
DTI Holdings, Inc. Unit 0%, 3/1/08 (f)(h)  -  6,390  3,355
Dobson Wireline Co. 12 1/4%, 6/15/08 (h)  -  9,910  9,761
e.spire Communications, Inc. 0%, 7/01/08 (f)(h)  -  3,170  1,942
GCI, Inc. 9 3/4%, 8/1/07  B2  1,760  1,848
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  9,605  11,262
Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (f)  B3  29,530  22,738
IXC Communications, Inc. 9%, 4/15/08 (h)  B3  13,770  14,183
CORPORATE BONDS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
KMC Telecom Holdings, Inc. 0%, 2/15/08 (f)(h)  - $ 5,620 $ 3,274
McLeodUSA, Inc. 0%, 3/1/07 (f)  B2  13,580  10,457
Netia Holdings B.V.:
 0%, 11/1/07 (f)  B3  4,060  2,619
 10 1/4%, 11/1/07  B3  2,350  2,209
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  1,830  1,889
Optel Communications Corp.
15%, 12/29/04 (d)  -  8,000  7,494
Pathnet, Inc. Unit 12 1/2%, 4/15/08 (h)  -  5,480  5,781
Rhythms NetConnections, Inc. Unit
0%, 5/15/08 (f)(h)  -  10,450  4,494
Viatel, Inc. Unit:
 11 1/4%, 4/15/08 (h)  Caa  5,390  5,916
 0%, 4/15/08 (f)(h)  Caa  2,010  1,317
Winstar Communications, Inc.:
 0%, 10/15/05 (f)  Caa  5,230  4,367
 14 1/2%, 10/15/05  Caa  9,570  13,159
 11%, 3/15/08 (h)  -  9,030  8,737
WorldCom, Inc.:
 9 3/8%, 1/15/04  Baa  6,127  6,423
 8 7/8%, 1/15/06  Baa  28,746  31,100
 7 3/4%, 4/1/07  Baa  71,200  76,521
  293,133
TOTAL UTILITIES   740,371
TOTAL NONCONVERTIBLE BONDS   5,004,823
TOTAL CORPORATE BONDS
(Cost $5,027,662)   5,095,647
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.9%
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 2.8%
U.S. Treasury Bonds:
 6 7/8%, 8/15/25  Aaa $ 61,500 $ 70,408
 7 5/8%, 2/15/25  Aaa  53,535  66,626
 11 5/8%, 11/15/04  Aaa  48,000  63,150
 12%, 5/15/05  Aaa  63,000  85,444
 12 3/8%, 5/15/04  Aaa  15,756  20,970
U.S. Treasury Notes:
 5 7/8%, 11/30/01  Aaa  303,993  306,890
 7%, 7/15/06  Aaa  70,500  76,768
 7 1/4%, 8/15/04  Aaa  15,995  17,362
  707,618
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
Fannie Mae:
 6.72%, 8/1/05  Aaa  27,260  28,657
 6.74% 5/13/04  Aaa  8,500  8,874
 6.79%, 6/2/04  Aaa  43,335  45,427
Federal Agricultural Mortgage Corporation:
 7.01%, 8/10/03  Aaa  1,040  1,097
 7.01%, 8/10/04  Aaa  1,340  1,421
 7.04%, 8/10/05  Aaa  5,100  5,454
Federal Home Loan Bank:
 7.56% 9/01/04  Aaa  1,340  1,460
 8.09%, 12/28/04  Aaa  3,500  3,922
 8.195%, 12/22/04  Aaa  10,000  11,258
Freddie Mac 5.035%, 4/28/03  Aaa  35,000  34,875
Government Loan Trusts (assets of Trust
guaranteed by U.S. Government through Agency
for International Development) 8 1/2%, 4/1/06 Aaa 9,580 10,543 Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  743  746
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class T-3, 9 5/8%, 5/15/02  Aaa  15,225  16,045
  Class 1-C, 9 1/4%, 11/15/01  Aaa  20,873  22,090
  Class 2-E, 9.40%, 5/15/02  Aaa  13,601  14,334
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa $ 4,415 $ 4,522
Overseas Private Investment Corp. U.S. Government
guaranteed participation Series 1996-A1,
6.726%, 9/15/10  -  30,000  31,337
Private Export Funding Corp. secured notes:
 7.90%,3/31/00  Aaa  12,750  13,196
 6.86%, 4/30/04  Aaa  2,814  2,888
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.27%, 8/1/03  Aaa  11,375  12,578
  270,724
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $969,002)   978,342
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.1%
FANNIE MAE - 6.9%
5.5% 6/17/03 to 8/1/12  Aaa  289,673  282,802
6% 4/5/03 to 5/1/28  Aaa  565,377  557,058
6.5% 12/1/23 to 7/1/28  Aaa  798,760  794,904
7% 8/1/28 (c)  Aaa  73,802  74,437
7% 1/1/26 to 12/1/26  Aaa  10,478  10,628
7.5% 8/1/07 to 5/1/08  Aaa  3,336  3,423
8.5% 1/1/09 to 7/1/21  Aaa  62  65
10% 8/1/17  Aaa  86  95
  1,723,412
FREDDIE MAC - 0.2%
5.5% 8/29/01 to 7/1/03  Aaa  17,967  17,643
7% 1/22/01 to 8/1/01  Aaa  19,249  19,419
8% 10/1/16 to 4/1/20  Aaa  2,900  3,042
  40,104
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.0%
6% 9/15/08 to 12/15/10  Aaa  26,974  26,931
6.5% 6/15/02 to 8/15/25  Aaa  24,060  24,086
7% 10/15/17 to 7/15/28  Aaa  98,687  100,239
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
7.5% 8/15/21 to 3/15/28  Aaa $ 214,175 $ 220,496
8% 6/16/04 to 10/15/25  Aaa  84,476  87,601
8.5% 5/11/06 to 11/15/22  Aaa  5,947  6,300
9% 3/15/10 to 5/15/22  Aaa  1,090  1,172
9.5% 7/15/09 to 3/15/23  Aaa  9,001  9,700
10% 11/15/09 to 1/15/26  Aaa  12,535  13,738
11% 3/15/10 to 5/15/19  Aaa  3,167  3,537
11% 10/20/13 to 7/20/20  Aaa  1,099  1,214
  495,014
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $2,232,121)   2,258,530
COMMERCIAL MORTGAGE SECURITIES - 1.2%
ACP Mortgage LP floater Series E,
7.152%, 2/28/28 (h)(j)  B  2,008  1,912
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.6981%, 8/1/24 (h)(j)  -  6,080  4,700
CBM Funding Corp. sequential pay Series 1996:
 1 Class A-1, 7.55%, 7/1/99  AA  632  636
 1B Class C, 7.86%, 2/1/08  BBB  12,500  13,160
CS First Boston Mortgage Securities Corp.:
 Series 1995-WF1 Class A-2,
  6.648%, 12/21/27  Aaa  31,981  32,041
 floater Series 1998-FL1 Class E,
 6.5180%, 1/10/13 (h)(j)  Baa  42,880  42,880
 Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  22,200  22,609
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
  10.10%, 9/18/03 (h)  -  2,800  2,874
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (h)  A2  6,000  6,348
First Chicago /Lennar Trust I Series 1997-CHL1 (j):
 Class E, 8.1272%, 2/28/11  -  2,900  2,583
 Class D, 8.1272%, 5/29/08  -  3,500  3,507
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (h)  Ba3  2,500  2,426
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (E)  AMOUNT (000S) (000S)
GS Mortgage Securities Corp. II Series 1998-GLII
Class E, 7.1905%, 4/13/31 (h)(j)  Baa $ 20,000 $ 19,578
Morgan Stanley Capital One, Inc. Series 1996-MBL1
Class E, 8.661%, 5/25/21 (h)  -  3,681  3,629
Nomura Asset Securities Corp. Series 1998 - D6
Class A-4, 7.3499%, 3/15/30 (j)  Baa  55,000  56,341
Penn Mutual Life Insurance Co.
(The) Series 1996-PML Class K,
7.90%, 11/15/26 (h)  -  6,500  4,860
Resolution Trust Corp. Series:
 1991-M2 Class A-3, 7.2498%, 9/25/20 (j)  Ba3  1,441  1,239
 1995-C2 Class D, 7%, 5/25/27  Baa  3,640  3,643
Structured Asset Securities Corp.:
 commercial Series 1992-M1
  Class C, 7.05% 11/25/02  B2  2,200  2,116
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (h)  BB  7,896  7,634
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (h)  B  3,250  1,625
 commercial Series 1996-CFL
  Class E, 7 3/4%, 2/25/28  BB+  11,188  11,328
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (h)  -  3,500  3,330
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2,
  6.602%, 11/15/12 (h)  Aaa  32,000  32,597
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (h)  -  8,892  8,915
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $281,364)   292,511
FOREIGN GOVERNMENT OBLIGATIONS - 0.1% (I)
Manitoba Province yankee 6 3/4%, 3/1/03  A1  5,000  5,144
Quebec Province yankee 6.86%, 4/15/26 (g)  A2  16,750  17,520
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,417)   22,664
SUPRANATIONAL OBLIGATIONS - 0.0%
 MOODY'S      RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
Inter American Development Bank
yankee 6.29%, 7/16/27
(Cost $10,782)  Aaa $ 10,850 $ 11,370
CERTIFICATES OF DEPOSIT - 0.1%
Canadian Imperial Bank of Commerce NY Branch
yankee 6.20%, 8/1/00
(Cost $21,032)  -  21,000  21,124
CASH EQUIVALENTS - 2.8%
 MATURITY
 AMOUNT (000)
Investment in repurchase agreements
(U.S. Treasury Obligations), in a joint
trading account at 5.63% dated
7/31/98 due 8/03/98   $ 7,984  7,980
 SHARES
Taxable Central Cash Fund (b)    685,063,693  685,064
TOTAL CASH EQUIVALENTS
(Cost $693,044)   693,044
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $20,248,148)  $ 24,873,605
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Mothers Work, Inc 6/18/98 $ 21
Optel Communication Corp.
 15%, 12/29/04 12/31/97 $ 7,494
Optel Communication Corp.
 warrants 12/29/04 12/31/97 $ 506
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,253,300,000 or 5.0% of net assets.
(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS        S&P RATINGS
Aaa, Aa, A 19.3%     AAA, AA, A 18.4%
Baa         7.6%     BBB         7.8%
Ba          1.2%     BB          1.5%
B           4.3%     B           4.2%
Caa         1.1%     CCC         0.8%
Ca, C       0.0%     CC, C       0.0%
                     D           0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.0%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $20,259,868,000. Net unrealized appreciation aggregated $4,613,737,000, of which $4,842,485,000 related to appreciated investment securities and $228,748,000 related to depreciated investment securities.
The fund hereby designates approximately $950,111,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                           JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 24,873,605
AGREEMENTS OF $7,980) (COST $20,248,148) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       44

RECEIVABLE FOR INVESTMENTS SOLD                                            210,940

RECEIVABLE FOR FUND SHARES SOLD                                            19,394

DIVIDENDS RECEIVABLE                                                       20,860

INTEREST RECEIVABLE                                                        108,086

OTHER RECEIVABLES                                                          1,125

 TOTAL ASSETS                                                              25,234,054

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 176,026
REGULAR DELIVERY

 DELAYED DELIVERY                                               74,592

PAYABLE FOR FUND SHARES REDEEMED                                29,106

ACCRUED MANAGEMENT FEE                                          9,266

OTHER PAYABLES AND ACCRUED EXPENSES                             4,814

 TOTAL LIABILITIES                                                         293,804

NET ASSETS                                                                $ 24,940,250

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 18,473,135

UNDISTRIBUTED NET INVESTMENT INCOME                                        89,226

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      1,752,423
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  4,625,466
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 1,182,366 SHARES OUTSTANDING                              $ 24,940,250

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $21.09
SHARE ($24,940,250 (DIVIDED BY) 1,182,366 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                                   YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                     $ 316,391
DIVIDENDS

INTEREST                                                               629,271

 TOTAL INCOME                                                          945,662

EXPENSES

MANAGEMENT FEE                                            $ 103,702

TRANSFER AGENT FEES                                        44,058

ACCOUNTING FEES AND EXPENSES                               988

NON-INTERESTED TRUSTEES' COMPENSATION                      128

CUSTODIAN FEES AND EXPENSES                                525

REGISTRATION FEES                                          708

AUDIT                                                      231

LEGAL                                                      105

INTEREST                                                   3

MISCELLANEOUS                                              110

 TOTAL EXPENSES BEFORE REDUCTIONS                          150,558

 EXPENSE REDUCTIONS                                        (3,513)     147,045

NET INVESTMENT INCOME                                                  798,617

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,253,249

 FOREIGN CURRENCY TRANSACTIONS                             (170)       2,253,079

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (223,943)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              63          (223,880)

NET GAIN (LOSS)                                                        2,029,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 2,827,816
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         JULY 31,      JULY 31,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 798,617     $ 702,583
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 2,253,079     721,599

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (223,880)     4,188,442

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          2,827,816     5,612,624
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (794,054)     (692,744)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (1,073,230)   (1,497,701)

 TOTAL DISTRIBUTIONS                                      (1,867,284)   (2,190,445)

SHARE TRANSACTIONS                                        4,338,239     4,085,647
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,786,916     2,090,783

 COST OF SHARES REDEEMED                                  (4,472,056)   (3,970,707)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,653,099     2,205,723
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,613,631     5,627,902

NET ASSETS

 BEGINNING OF PERIOD                                      22,326,619    16,698,717

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 24,940,250  $ 22,326,619
INCOME OF $89,226 AND $79,303, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     215,522       228,546

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  91,754        127,174

 REDEEMED                                                 (221,223)     (222,372)

 NET INCREASE (DECREASE)                                  86,053        133,348




FINANCIAL HIGHLIGHTS
                                                  YEARS ENDED JULY 31,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 20.37   $ 17.34   $ 16.69   $ 15.93   $ 16.59
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .69 B     .66 B     .64       .42       .46

 NET REALIZED AND UNREALIZED         1.68      4.57      1.00      1.53      .88
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    2.37      5.23      1.64      1.95      1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.69)     (.66)     (.55)     (.44)     (.51)

 FROM NET REALIZED GAIN              (.96)     (1.54)    (.44)     (.75)     (1.49)

 TOTAL DISTRIBUTIONS                 (1.65)    (2.20)    (.99)     (1.19)    (2.00)

NET ASSET VALUE, END OF PERIOD      $ 21.09   $ 20.37   $ 17.34   $ 16.69   $ 15.93

TOTAL RETURN A                       12.56%    33.63%    10.06%    13.03%    8.60%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 24,940  $ 22,327  $ 16,699  $ 14,387  $ 10,899
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .64%      .67%      .74%      .77%      .80%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .63% C    .66% C    .72% C    .77%      .79% C
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    3.40%     3.69%     3.44%     3.50%     4.00%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              84%       80%       139%      76%       74%

AVERAGE COMMISSION RATE D           $ .0459   $ .0441


N THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
O NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
P FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
Q FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using
2. OPERATING POLICIES -
CONTINUED
FOREIGN CURRENCY CONTRACTS -
CONTINUED
contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES - CONTINUED
these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $8,017,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $19,086,839,000 and $18,809,373,000, respectively, of which U.S. government and government agency obligations aggregated $6,544,436,000 and $7,012,077,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets . TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,721,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to
5. BANK BORROWINGS -
CONTINUED
time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $19,482,000. The weighted average interest rate was 5.88%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,345,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $25,000 and $1,143,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE      9/8/97 12/15/97 9/8/98

RECORD DATE   9/5/97 12/12/97 9/4/98

DIVIDENDS     $ .16  $ .20    $ .17

SHORT-TERM
CAPITAL GAINS $ .13  $ .09    $ .17

LONG-TERM
CAPITAL GAINS $ .41  $ .33    $ 1.21

LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate 55.50% 45.53%
 20% rate 44.50% 54.47%
A total of 11.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 25.27% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1
 For mutual fund and brokerage trading.
2
 For quotes.*
3
 For account balances and holdings.
4
 To review orders and mutual
fund activity.
5
 To change your PIN.
*0
  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc.,
100 Summer St., Boston, MA 02110  Member NYSE/SIPC

MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Bettina Doulton, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES

PUR-ANN-0998  60533
1.536193.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CORPORATE HEADQUARTERS
82 Devonshire St., Boston, MA 02109
WWW.FIDELITY.COM